As filed with the Securities and Exchange Commission on September 28, 2011

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 86	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 87	☒

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund, each a series of The Managers Funds (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

Managers INVESTMENT GROUP Mutual funds Seperate Accounts Investment solutions October 01, 2011 PROSPECTUS Managers Funds

■ Managers Cadence Capital Appreciation Fund

Institutional Class: MPCIX Class P: MCFPX Administrative Class: MCFYX

■ Managers Cadence Focused Growth Fund

Institutional Class: MFIGX Class P: MFPGX Administrative Class: MFYGX

■ Managers Cadence Mid-Cap Fund

Institutional Class: MCMFX Class P: MCMPX Administrative Class: MCMYX

■ Managers Cadence Emerging Companies Fund

Institutional Class: MECIX Administrative Class: MECAX

Class D: MCFDX Class D: MFDGX Class D: MCMDX

P065-1011

managersinvest.com As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

3-14	SUMMARY OF THE FUNDS

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

Managers Cadence Emerging Companies Fund

16-25	ADDITIONAL INFORMATION ABOUT THE FUNDS

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

Managers Cadence Emerging Companies Fund

Summary of the Funds’ Principal Risks

Other Important Information about the Funds and their Investment Strategies and Risks

Fund Management

26-33	SHAREHOLDER GUIDE

Your Account

Choosing a Share Class

Investing Through an Intermediary

Distribution and Service (12b-1) Fees

Transaction Policies

How to Buy or Sell Shares

Investor Services

Certain Federal Income Tax Information

34-38	FINANCIAL HIGHLIGHTS

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

Managers Cadence Emerging Companies Fund

39	HOW TO CONTACT US

Managers Investment Group	1

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE FUNDS

Managers Cadence Capital Appreciation Fund

INVESTMENT OBJECTIVE

The Managers Cadence Capital Appreciation Fund’s (the “Fund” or “Capital Appreciation Fund”) investment objective is to seek growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	P Class	Admini- strative Class	D Class
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	None	None	None	0.25%
Other Expenses[1]	0.34%	0.44%	0.59%	0.49%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1,2]	0.80%	0.90%	1.05%	1.20%
Fee Waiver and Expense Reimbursements[3]	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1,2]	0.73%	0.83%	0.98%	1.13%

[1]

The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Capital Appreciation Fund on September 27, 2010.

[2]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[3]

Managers Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, through at least October 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class, Class P, Administrative Class and Class D shares would be 0.72%, 0.87%, 0.97% and 1.12%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through October 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$75	$241	$430	$976
P Class	$85	$273	$484	$1,095
Administrative Class	$100	$320	$565	$1,270
D Class	$115	$367	$646	$1,442

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in common stocks of U.S. companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria). The Fund primarily invests in common stocks of large capitalization companies. Cadence Capital Management LLC (“Cadence” or the “Subadvisor”) employs a “growth-at-a-reasonable-price” (“GARP”) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. In making investment decisions for the Fund, the Subadvisor considers companies in the Russell 1000® Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise

Managers Investment Group	3

SUMMARY OF THE FUNDS

value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (“REITs”). Generally, the Fund will hold between approximately 70-95 securities.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund’s Institutional Class shares, and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Capital Appreciation Fund to the Fund. The performance information shown in the table for Class P shares of the Fund is based on the prior performance of the Institutional Class shares and has been adjusted to reflect the higher operating expenses applicable to Class P shares.

Calendar Year Total Returns as of 12/31/10 (Institutional Class)

Best Quarter: 13.75% (3rd Quarter 2009)

Worst Quarter: -22.41% (4th Quarter 2008)

4	Managers Investment Group

SUMMARY OF THE FUNDS

Average Annual Total Returns as of 12/31/10

Managers Cadence Capital Appreciation Fund	1 Year	5 Years	10 Years	Since Inception
Institutional Class Return Before Taxes	16.07%	0.63%	0.05%	—
Institutional Class Return After Taxes on Distributions	15.95%	-0.04%	-0.31%	—
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.61%	0.43%	-0.02%	—
P Class Return Before Taxes	15.96%	N/A	N/A	7/7/08 -1.87
Administrative Class Return Before Taxes	15.78%	0.39%	-0.17%	—
D Class Return Before Taxes	15.65%	0.24%	-0.34%	—
Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%	7/7/08 4.34

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Class P, Administrative Class and Class D shares will vary.

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Cadence Capital Management LLC (“Cadence”)

Portfolio Managers

William B. Bannick

Managing Director, Chief Investment Officer and Executive Vice President of Cadence; Portfolio Manager of the Fund since 1992.

Robert L. Fitzpatrick

Managing Director of Cadence;

Portfolio Manager of the Fund since 2004.

Michael J. Skillman

Managing Director and Chief Executive Officer of Cadence;

Portfolio Manager of the Fund since 2006.

Robert E. Ginsberg

Portfolio Manager of Cadence;

Portfolio Manager of the Fund since August, 2011.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Class P, Administrative and Institutional Class

Regular Account: $2,500,000

Individual Retirement Account: $50,000

Class D

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum - All Accounts

Class P, Administrative and Institutional Class: $1,000

Class D: $100

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	5

SUMMARY OF THE FUNDS

Managers Cadence Focused Growth Fund

INVESTMENT OBJECTIVE

The Managers Cadence Focused Growth Fund’s (the “Fund” or “Focused Growth Fund”) investment objective is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	P Class	Admini- strative Class	D Class
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	None	None	0.05%	0.25%
Other Expenses[1]	0.81%	0.85%	0.99%	0.91%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1,2]	1.27%	1.31%	1.50%	1.62%
Fee Waiver and Expense Reimbursements[3]	(0.50)%	(0.50)%	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1,2]	0.77%	0.81%	1.00%	1.12%

[1]

The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Focused Growth Fund on September 27, 2010.

[2]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[3]

Managers Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, through at least October 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.71% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class, Class P, Administrative Class and Class D shares would be 0.76%, 0.86%, 1.01% and 1.11%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through October 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$79	$301	$598	$1,443
P Class	$83	$314	$620	$1,489
Administrative Class	$101	$373	$721	$1,702
D Class	$114	$411	$784	$1,835

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies in the Russell 1000® Growth Index. The Fund primarily invests in common stocks of large capitalization companies. Cadence Capital Management LLC (“Cadence” or the “Subadvisor”) employs a “growth-at-a-reasonable-price” (“GARP”) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. At times, depending on market and other conditions, the Fund may invest a

6	Managers Investment Group

SUMMARY OF THE FUNDS

substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund may invest a portion of its assets in real estate investment trusts (“REITs”). Generally, the Fund will hold between approximately 35-45 securities.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Focused Investment Risk—a greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown in the bar chart for the Fund’s Institutional Class shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from Allianz CCM Focused Growth Fund to the Fund. The performance information shown in the table for Administrative Class, Class D and Class P shares of the Fund is based on the prior performance of the Institutional Class shares and has been adjusted to reflect the higher operating expenses applicable to Administrative Class, Class D and Class P shares.

Calendar Year Total Returns as of 12/31/10 (Institutional Class)

Best Quarter: 18.14% (4th Quarter 2001)

Worst Quarter: -27.83% (1st Quarter 2001)

Average Annual Total Returns as of 12/31/10

Managers Cadence Focused Growth Fund	1 Year	5 Years	10 Years	Since Inception
Institutional Class Return Before Taxes	12.83%	1.02%	-1.38%	—
Institutional Class Return After Taxes on Distributions	11.46%	0.57%	-1.61%	—
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.50%	0.65%	-1.27%	—
P Class Return Before Taxes	12.92%	N/A	N/A	7/7/08 -2.16
Administrative Class Return Before Taxes	13.06%	N/A	N/A	9/15/06 -0.17
D Class Return Before Taxes	12.54%	N/A	N/A	7/5/06 -0.36
				7/5/06 4.49
Russell 1000®Growth Index				9/15/06 3.86
(reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%	7/7/08 4.34

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Class P, Administrative Class and Class D shares will vary.

Managers Investment Group	7

SUMMARY OF THE FUNDS

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Cadence Capital Management LLC (“Cadence”)

Portfolio Managers

William B. Bannick

Managing Director, Chief Investment Officer and Executive Vice

President of Cadence; Portfolio Manager of the Fund since 1999.

Robert L. Fitzpatrick

Managing Director of Cadence;

Portfolio Manager of the Fund since 2004.

Michael J. Skillman

Managing Director and Chief Executive Officer of Cadence;

Portfolio Manager of the Fund since 2006.

Robert E. Ginsberg

Portfolio Manager of Cadence;

Portfolio Manager of the Fund since August, 2011.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Class P, Administrative and Institutional Class

Regular Account: $2,500,000

Individual Retirement Account: $50,000

Class D

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum - All Accounts

Class P, Administrative and Institutional Class: $1,000

Class D: $100

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8	Managers Investment Group

SUMMARY OF THE FUNDS

Managers Cadence Mid-Cap Fund

INVESTMENT OBJECTIVE

The Managers Cadence Mid-Cap Fund’s (the “Fund” or “Mid-Cap Fund”) investment objective is to seek growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	P Class	Admini- strative Class	D Class
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	None	None	None	0.25%
Other Expenses[1]	0.36%	0.45%	0.61%	0.51%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1,2]	0.82%	0.91%	1.07%	1.22%
Fee Waiver and Expense Reimbursements[3]	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1,2]	0.73%	0.82%	0.98%	1.13%

[1]

The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Mid-Cap Fund on September 27, 2010.

[2]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[3]

Managers Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class, Class P, Administrative Class and Class D shares would be 0.72%, 0.87%, 0.97% and 1.12%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through October 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$75	$243	$437	$996
P Class	$84	$272	$486	$1,103
Administrative Class	$100	$322	$572	$1,289
D Class	$115	$369	$653	$1,461

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund primarily invests in common stocks of mid-capitalization companies. Cadence Capital Management LLC (“Cadence” or the “Subadvisor”) employs a “growth-at-a-reasonable-price” (“GARP”) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap® Index (between $1.6 billion and $18.3 billion as of the latest reconstitution of the Index on May 31, 2011). The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most

Managers Investment Group	9

SUMMARY OF THE FUNDS

attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (“REITs”). Generally, the Fund will hold between approximately 70-95 securities.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund’s Institutional Class shares, and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Capital Mid-Cap Fund to the Fund. The performance information shown in the table for Class P shares of the Fund is based on the prior performance of the Institutional Class shares and has been adjusted to reflect the higher operating expenses applicable to Class P shares.

Calendar Year Total Returns as of 12/31/10 (Institutional Class)

Best Quarter: 16.06% (3rd Quarter 2009)

Worst Quarter: -26.34% (4th Quarter 2008)

10	Managers Investment Group

SUMMARY OF THE FUNDS

Average Annual Total Returns as of 12/31/10

Managers Cadence Mid-Cap Fund	1 Year	5 Years	10 Years	Since Inception
Institutional Class Return Before Taxes	26.98%	2.46%	2.51%	—
Institutional Class Return After Taxes on Distributions	26.91%	1.67%	2.09%	—
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	17.64%	1.95%	2.07%	—
P Class Return Before Taxes	26.77%	N/A	N/A	7/7/08 -0.60
Administrative Class Return Before Taxes	26.65%	2.20%	2.24%	—
D Class Return Before Taxes	26.43%	2.05%	2.12%	—
Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%	7/7/08 6.00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Class P, Administrative Class and Class D shares will vary.

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Cadence Capital Management LLC (“Cadence”)

Portfolio Managers

William B. Bannick

Managing Director, Chief Investment Officer and Executive Vice President of Cadence; Portfolio Manager of the Fund since 1992.

Robert L. Fitzpatrick

Managing Director of Cadence;

Portfolio Manager of the Fund since 2004.

Michael J. Skillman

Managing Director and Chief Executive Officer of Cadence; Portfolio Manager of the Fund since 2006.

Robert E. Ginsberg

Portfolio Manager of Cadence;

Portfolio Manager of the Fund since August, 2011.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Class P, Administrative and Institutional Class

Regular Account: $2,500,000

Individual Retirement Account: $50,000

Class D

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum - All Accounts

Class P, Administrative and Institutional Class: $1,000

Class D: $100

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	11

SUMMARY OF THE FUNDS

Managers Cadence Emerging Companies Fund

INVESTMENT OBJECTIVE

The Managers Cadence Emerging Companies Fund’s (the “Fund” or “Emerging Companies Fund”) investment objective is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fee	1.25%	1.25%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.46%	0.71%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[1,2]	1.72%	1.97%
Fee Waiver and Expense Reimbursements[3]	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1,2]	1.43%	1.68%

[1]

The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Emerging Companies Fund on September 27, 2010.

[2]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[3]

Managers Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.42% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangements, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to teh classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class and Administrative Class would be 1.42% and 1.67%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through October 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$146	$484	$878	$1,981
Administrative Class	$171	$561	$1,007	$2,248

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in “emerging companies.” Cadence Capital Management LLC (“Cadence” or the “Subadvisor”) employs a “growth-at-a-reasonable-price” (“GARP”) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The Subadvisor seeks to find small-cap, emerging companies that have improving fundamentals (based on growth criteria) and whose stock the Subadvisor believes to be reasonably valued by the market (based on value criteria). Cadence defines “emerging companies” as companies it believes have improving fundamentals; are developing new products or technologies, entering new markets or growing market share within existing markets; and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, Cadence will invest at least 80% of its net assets, under normal circumstances, in U.S. companies with market capitalizations within the range of the Russell Microcap Index and the Russell 2000 Index. As of May 31, 2011, the latest reconstitution of the indices, the lowest market capitalization in the Russell Microcap Index was $30 million and the highest market capitalization in the Russell 2000 Index was $2.971 billion. The team ranks the stocks in this universe based on a series of

12	Managers Investment Group

SUMMARY OF THE FUNDS

growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value.

The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (“REITs”). Generally, the Fund will hold between approximately 75-120 securities.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the health care sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. Companies in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.

Small- and Micro-Capitalization Stock Risk—the stocks of small- and micro-capitalization companies and emerging companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index, the Russell Micro-Cap® Growth Index. The Fund also compares its performance to a secondary benchmark,the Russell 2000® Growth Index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest. com or call 800.835.3879.

The performance information shown is that of the Fund’s Institutional Class shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from Allianz CCM Emerging Companies Fund to the Fund.

Calendar Year Total Returns as of 12/31/10 (Institutional Class)

Best Quarter: 26.11% (4th Quarter 2001)

Worst Quarter: -24.75% (4th Quarter 2008)

Average Annual Total Returns as of 12/31/10

Managers Cadence Emerging Companies Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	40.01%	2.42%	6.90%
Institutional Class Return After Taxes on Distributions	40.01%	1.63%	5.39%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	26.01%	1.94%	5.46%
Administrative Class Return Before Taxes	39.74%	2.17%	6.64%
Russell Microcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	29.49%	1.58%	4.22%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

Managers Investment Group	13

SUMMARY OF THE FUNDS	SUMMARY OF THE FUNDS

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Cadence Capital Management LLC (“Cadence”)

Portfolio Managers

William B. Bannick

Managing Director, Chief Investment Officer and Executive Vice President of Cadence; Portfolio Manager of the Fund since 1993.

Robert L. Fitzpatrick

Managing Director of Cadence;

Portfolio Manager of the Fund since 2004.

Michael J. Skillman

Managing Director and Chief Executive Officer of Cadence;

Portfolio Manager of the Fund since 2006.

Robert E. Ginsberg

Portfolio Manager of Cadence;

Portfolio Manager of the Fund since August, 2011.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Administrative Class and Institutional Class

Regular Account: $2,500,000

Individual Retirement Account: $50,000

Additional Investment Minimum - All Accounts

Administrative Class and Institutional Class: $1,000

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

14	Managers Investment Group

THIS PAGE INTENTIONALLY LEFT BLANK

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE CAPITAL APPRECIATION FUND (“CADENCE CAPITAL APPRECIATION FUND”)

This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Subadvisor’s GARP philosophy seeks to select large-cap securities that the Subadvisor believes have strong growth potential, and are reasonably priced. Using a blend of growth and value investing strategies, the Fund seeks large-cap growth stocks that the Subadvisor feels are fairly valued by the market. This focus on growth potential, with attention to price, can help protect the Fund from the risk of buying overvalued stocks.

The Subadvisor re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The Subadvisor may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Subadvisor may interview company management in making investment decisions.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•       Looking to gain exposure to high quality, U.S. companies.

•       Seeking long-term growth of capital.

•       Willing to accept a higher degree of risk for the opportunity of higher potential returns.

•       Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE

Because Class P, Administrative Class and Class D shares are authorized to pay up to 0.10%, 0.25%, and 0.15%, respectively, in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees.

Under “Performance” in the Fund’s summary section, the performance information shown, as represented by the performance of the Fund’s Institutional class shares, includes, for periods prior to September 27, 2010, performance of the predecessor to the Fund, the Allianz CCM Capital Appreciation Fund, a series of Allianz Funds (the “Capital Appreciation Predecessor Fund”), which was reorganized into the Fund on September 27, 2010, and was managed by Cadence with the same investment objective and substantially similar investment policies as those of the Fund.

The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Institutional Class shares of the Fund. Class P, Administrative Class and Class D shares would have similar annual returns as Institutional Class shares because such classes are invested in the same portfolio of securities. Annual returns for the various share classes would differ only to the extent that the classes have different expenses. The performance information also reflects the impact of the Fund’s contractual expense limitation, if any. If the Investment Manager or the Capital Appreciation Predecessor Fund’s investment manager, as applicable had not agreed to limit expenses, returns would have been lower.

16	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE FOCUSED GROWTH FUND (“CADENCE FOCUSED GROWTH FUND”)

This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Subadvisor’s GARP philosophy seeks to select large-cap securities that the Subadvisor believes have strong growth potential, and are reasonably priced. Using a blend of growth and value investing strategies, the Fund seeks large-cap growth stocks that the Subadvisor feels are fairly valued by the market. This focus on growth potential, with attention to price, can help protect the Fund from the risk of buying overvalued stocks.

The Subadvisor re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The Subadvisor may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Subadvisor may interview company management in making investment decisions.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•    Looking to gain exposure to large, high-quality U.S. companies.

•    Seeking long-term growth of capital.

•    Willing to accept a higher degree of risk for the opportunity of higher potential returns.

•    Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE

Because Institutional Class, Class P, Administrative Class and Class D shares are authorized to pay up to 0.05%, 0.10%, 0.25%, and 0.15%, respectively, in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees.

Under “Performance” in the Fund’s summary section, the performance information shown, as represented by the performance of the Fund’s Institutional Class shares, includes, for periods prior to September 27, 2010, performance of the predecessor to the Fund, the Allianz CCM Focused Growth Fund, a series of Allianz Funds (the “Focused Growth Predecessor Fund”), which was reorganized into the Fund on September 27, 2010, and was managed by Cadence with the same investment objective and substantially similar investment policies as those of the Fund.

The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Institutional Class shares of the Fund. Class P, Administrative Class and Class D shares would have similar annual returns as Institutional Class shares because such classes are invested in the same portfolio of securities. Annual returns for the various share classes would differ only to the extent that the classes have different expenses. The performance information also reflects the impact of the Fund’s contractual expense limitation, if any. If the Investment manager or the Focused Growth Predecessor Fund’s investment manager, as applicable, had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	17

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE MID-CAP FUND (“CADENCE MID-CAP FUND”)

This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Subadvisor’s GARP philosophy seeks to select mid-cap securities that the Subadvisor believes have strong growth potential, and are reasonably priced. Using a blend of growth and value investing strategies, the Fund seeks mid-cap growth stocks that the Subadvisor feels are fairly valued by the market. This focus on growth potential, with attention to price, can help protect the Fund from the risk of buying overvalued stocks.

The Subadvisor re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The Subadvisor may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Subadvisor may interview company management in making investment decisions.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund will not change this policy unless the Fund provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), as it may be amended or interpreted by the Securities and Exchange Commission (the “SEC”) from time to time.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•      Looking to gain exposure to mid-sized, high quality, U.S. companies.

•      Seeking long-term growth of capital.

•      Willing to accept a higher degree of risk for the opportunity of higher potential returns.

•      Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE

Because Class P, Administrative Class and Class D shares are authorized to pay up to 0.10%, 0.25%, and 0.15%, respectively, in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees.

18	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE MID-CAP FUND (“CADENCE MID-CAP FUND”) CONTINUED

Under “Performance” in the Fund’s summary section, the performance information shown, as represented by the performance of the Fund’s Institutional Class shares, includes, for periods prior to September 27, 2010, performance of the predecessor to the Fund, the Allianz CCM Mid-Cap Fund, a series of Allianz Funds (the “Mid-Cap Predecessor Fund”), which was reorganized into the Fund on September 27, 2010, and was managed by Cadence with the same investment objective and substantially similar investment policies as those of the Fund.

The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Institutional Class shares of the Fund. Class P, Administrative Class and Class D shares would have similar annual returns as Institutional Class shares because such classes are invested in the same portfolio of securities. Annual returns for the various share classes would differ only to the extent that the classes have different expenses. The performance information also reflects the impact of the Fund’s contractual expense limitation, if any. If the Investment Manager or the Mid-Cap Predecessor Fund’s investment manager, as applicable, had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	19

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE EMERGING COMPANIES FUND (“CADENCE EMERGING COMPANIES FUND”)

This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Subadvisor’s GARP philosophy seeks to select small-cap securities that the Subadvisor believes have strong growth potential, and are reasonably priced. Using a blend of growth and value investing strategies, the Fund seeks small-cap growth stocks that the Subadvisor feels are fairly valued by the market. This focus on growth potential, with attention to price, can help protect the Fund from the risk of buying overvalued stocks.

The Subadvisor re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The Subadvisor may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Fund expects to invest a substantial portion of its assets in the securities of companies with smaller market capitalizations, as described above, and may invest in securities issued in initial public offerings (IPOs). The Subadvisor may interview company management in making investment decisions.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in “emerging companies,” as that term is defined under “Principal Investment Strategies” in the Fund’s summary section. The Fund will not change this policy unless the Fund provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•     Looking to gain exposure to small-sized, high quality, U.S. companies.

•     Seeking long-term growth of capital.

•     Willing to accept a higher degree of risk for the opportunity of higher potential returns.

•     Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE

Because the Administrative Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees.

20	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE EMERGING COMPANIES FUND (“CADENCE EMERGING COMPANIES FUND”) CONTINUED

Under “Performance” in the Fund’s summary section, the performance information shown, as represented by the performance of the Fund’s Institutional Class shares, includes, for periods prior to September 27, 2010, performance of the predecessor to the Fund, the Allianz CCM Emerging Companies Fund, a series of Allianz Funds (the “Emerging Companies Predecessor Fund”), which was reorganized into the Fund on September 27, 2010, and was managed by Cadence with the same investment objective and substanially similar investment policies as those of the Fund.

The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Institutional Class shares of the Fund. Administrative Class shares would have similar annual returns as Institutional Class shares because both classes are invested in the same portfolio of securities. Annual returns for Institutional Class and Administrative Class shares would differ only to the extent that the classes have different expenses. The performance information also reflects the impact of the Fund’s contractual expense limitation, if any. If the Investment Manager or the Emerging Companies Predecessor Fund’s investment manager, as applicable, had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	21

ADDITIONAL INFORMATION ABOUT THE FUNDS

THE FUNDS’ PRINCIPAL RISKS

This section presents more detailed information about each Fund’s risks as described in the summary section of the Fund’s Prospectus. The Funds may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see the summary section of each Fund’s prospectus for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.

All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. In addition, the Funds are subject to management risk because they are actively managed investment portfolios. The Funds’ Subadvisor will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.

FOCUSED INVESTMENT RISK

(Focused Growth Fund)

A Fund that invests a significant portion of its assets in a relatively small number of securities may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on the Fund’s net asset value.

GROWTH STOCK RISK

(All Funds)

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.

LARGE-CAPITALIZATION STOCK RISK

(Capital Appreciation Fund, Focused Growth Fund)

The stocks of large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

LIQUIDITY RISK

(All Funds)

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

MARKET RISK

(All Funds)

Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

MID-CAPITALIZATION STOCK RISK

(Mid-Cap Fund)

The stocks of mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. The Fund, which invests in mid-capitalization companies, may underperform other stock funds (such as large-company stock funds) when stocks of mid-capitalization companies are out of favor.

REAL ESTATE INDUSTRY RISK

(All Funds)

The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws that could negatively affect their value. These factors may reduce the value of the Fund’s investments in REITs and the real estate industry.

22	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

SUMMARY OF THE FUNDS’ PRINCIPAL RISKS (CONTINUED)

SECTOR RISK

(All Funds)

Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Stocks in each of the technology and health care sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. Events that affect the technology industries will have a greater effect on a Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such factors include technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Events that affect the health care industries will have a greater effect on a Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such factors include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect a Fund than if the Fund were more widely diversified.

SMALL- AND MICRO-CAPITALIZATION STOCK RISK

(Emerging Companies Fund)

The stocks of small- and micro-capitalization companies and emerging companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small- and micro-capitalization companies may underperform other stock funds (such as medium- and large- company stock funds) when stocks of small- and micro-capitalization companies are out of favor.

Managers Investment Group	23

ADDITIONAL INFORMATION ABOUT THE FUNDS

OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds’ Statement of Additional Information dated October 1, 2011 (the “SAI”).

INVESTMENT OBJECTIVES

Each Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with a Fund’s investment objective and principal investment strategies. A Fund may not be able to achieve its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

As described in each Fund’s summary section of the Prospectus, each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one–year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI, which is available on the Funds’ Web site at www.managersinvest.com.

FUND MANAGEMENT

Each Fund is a series of The Managers Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 333 W. Wacker Drive, Chicago, Illinois 60606, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to each Funds. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds’ Board of Trustees investment advisors (the “Subadvisors”) to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Subadvisors for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Subadvisors and recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate such subadvisory agreements for a Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

Cadence, located at 265 Franklin Street, 11th Floor, Boston, MA 02110 provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. As of June 30, 2011, accounts managed by Cadence had combined assets of approximately $5.4 billion. Cadence is majority-owned by its employees, while a group of co-investors let by Rosemont Partners holds a minority interest.

MANAGERS CADENCE CAPITAL APPRECIATION FUND

MANAGERS CADENCE FOCUSED GROWTH FUND

MANAGERS CADENCE MID-CAP FUND

MANAGERS CADENCE EMERGING COMPANIES FUND

William B. Bannick, Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsberg are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio. The portfolio managers make investment decisions for each Fund’s portfolio using a consensus approach. Mr. Bannick is a Managing Director, Chief Investment Officer and Executive Vice President at Cadence. Mr. Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He also manages separately managed equity accounts for various Cadence institutional clients. Mr. Bannick joined Cadence in 1992. Mr. Fitzpatrick is a Managing Director and Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist and began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick joined Cadence in 1999. Mr. Skillman

24	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

FUND MANAGEMENT (CONTINUED)

is a Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994. The following table describes when each portfolio manager began managing each Fund, and its Predecessor Fund. Mr. Ginsberg is a Portfolio Manager at Cadence, a position he has held since August, 2011. Previously, Mr. Ginsberg served as a Senior Analyst at INVESCO from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008.

Fund Name	Portfolio Manager	Managed Fund Since	Managed Predecessor Fund Since

	William Bannick	September 2010	1992
	Robert L. Fitzpatrick	September 2010	2004
Capital Appreciation Fund	Michael J. Skillman	September 2010	2006
	Robert E. Ginsberg	August 2011	N/A

	William Bannick	September 2010	1999 (Since Inception)
	Robert L. Fitzpatrick	September 2010	2004
Focused Growth Fund	Michael J. Skillman	September 2010	2006
	Robert E. Ginsberg	August 2011	N/A

	William Bannick	September 2010	1992
	Robert L. Fitzpatrick	September 2010	2004
Mid-Cap Fund	Michael J. Skillman	September 2010	2006
	Robert E. Ginsberg	August 2011	N/A

	William Bannick	September 2010	1993 (Since Inception)
	Robert L. Fitzpatrick	September 2010	2004
Emerging Companies Fund	Michael J. Skillman	September 2010	2006
	Robert E. Ginsberg	August 2011	N/A

Each of the Capital Appreciation Fund, Focused Growth Fund, Mid-Cap Fund and Emerging Companies Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.45%, 0.45%, 0.45% and 1.25%, respectively, of the average daily net assets of each Fund. The Investment Manager, in turn, pays a portion of this fee to Cadence for its services as Subadvisor. In addition, Cadence receives compensation from the Investment Manager for its administrative services to the Funds pursuant to a sub-administration agreement between the Investment Manager and Cadence.

The Investment Manager also provides administrative services to each Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.25% per annum of the average daily net assets of each Fund.

ADDITIONAL INFORMATION

A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and Cadence will be available in the Funds’ Semi-Annual Report to Shareholders for the period ended November 30, 2011.

Additional information regarding other accounts managed by the portfolio managers, their compensation and ownership of Fund shares is available in the Funds’ SAI.

Managers Investment Group	25

SHARE HOLDER GUIDE

YOUR ACCOUNT

You may invest in the Capital Appreciation Fund, Focused Growth Fund or Mid-Cap Fund by purchasing either Institutional Class, Class P, Administrative Class or Class D shares. You may invest in the Emerging Companies Fund by purchasing either Institutional Class or Administrative Class shares. Not all share classes are available for each Fund. Institutional Class, Class P, Administrative Class and Class D shares of the Funds are offered in this Prospectus. Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular Funds in a different prospectus. As described within the applicable prospectus, each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.

The Class D shares of the Capital Appreciation Fund, Focused Growth Fund and Mid-Cap Fund and the Administrative Class shares of the Focused Growth Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and, except with respect to the Institutional Class shares of the Capital Appreciation Fund, Emerging Companies Fund and Mid-Cap Fund, which do not bear shareholder servicing fees, each class of shares bears shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the NAV per share of the classes may differ. In all other material respects, Institutional Class, Class P, Administrative Class and Class D shares are the same, each share representing a proportionate interest in a Fund.

Each Fund and each class of shares is subject to a minimum initial investment amount, as described on page 30.

Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the“NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

FAIR VALUE POLICY

Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and has not resumed before the Fund calculates NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third party fair valuation service in adjusting the prices of such foreign securities.

Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

26	Managers Investment Group

SHAREHOLDER GUIDE

CHOOSING A SHARE CLASS

As described below, investors can choose between the following share classes when investing in the Funds: Institutional Class, Class P, Administrative Class and Class D. Not all share classes are available for each Fund.

The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:

•	The amount you plan to invest;

•	Your investment objectives; and

•	The expenses and charges for the class.

We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.

INSTITUTIONAL CLASS SHARES

All Funds

Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’s NAV per share. In addition, shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies, except the Institutional Class shares of the Focused Growth Fund, which may bear shareholder servicing fees of up to 0.05%. See “Investing Through an Intermediary” on page 28 for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares also do not pay annual distribution and shareholder service (12b-1) fees.

ADMINISTRATIVE CLASS SHARES

All Funds

Administrative Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Administrative Class’s NAV per share. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies, except the Institutional Class shares of the Focused Growth Fund, which may bear shareholder servicing fees of up to 0.05%. See “Investing Through an Intermediary” on page 28 for more information on shareholder servicing fees paid to financial intermediaries. The Administrative Class shares do not bear annual distribution and shareholder service (12b-1) fees, except the Administrative Class shares of the Focused Growth Fund, which bear annual distribution and shareholder service (12b-1) fees of 0.05%. See page 28 for more information on 12b-1 fees.

CLASS D SHARES

Capital Appreciation Fund

Focused Growth Fund

Mid-Cap Fund

Class D shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class D’s NAV per share. Shareholders may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page 28 for more information on shareholder servicing fees paid to financial intermediaries. Shareholders in Class D shares bear annual distribution and shareholder service (12b-1) fees of 0.25%. See page 28 for more information on 12b-1 fees.

CLASS P SHARES

Capital Appreciation Fund

Focused Growth Fund

Mid-Cap Fund

Class P shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class P’s NAV per share. Shareholders may bear shareholder servicing fees of up to 0.10% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page 28 for more information on shareholder servicing fees paid to financial intermediaries. The Class P shares do not bear annual distribution and shareholder service (12b-1) fees.

Managers Investment Group	27

SHAREHOLDER GUIDE

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investment Manager may pay fees (directly and not as an expense of a Fund) to these firms in return for shareholder servicing provided by these programs. The servicing fees are paid out of the assets of the Administrative Class shares of each Fund, Class D and Class P shares of the Capital Appreciation Fund, the Focused Growth Fund and the Mid-Cap Fund, and Institutional Class shares of the Focused Growth Fund on an ongoing basis and will increase cost to shareholders who invest in Class P, Administrative Class, Class D and Institutional Class shares of such Funds. These payments may provide the intermediary with an incentive to favor sales of shares of a Fund over other investment options.

The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares.

DISTRIBUTIONS AND SERVICE (12B-1) FEES

The Capital Appreciation Fund, Focused Growth Fund and Mid-Cap Fund have adopted a Distribution and Service Plan (12b-1 Plan) for Class D shares of such Funds and for Administrative Class shares of the Focused Growth Fund that allows the Funds to pay fees for selling and distributing Class D and Administrative Class shares and for providing service to shareholders of Class D and Administrative Class shares. The 12b-1 fees are paid to the Distributor to cover the Class D’s and Administrative Class’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of Class D and Administrative Class shares on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns and may end up costing you more than other types of fees. With respect to Class D shares, fees paid to the Distributor may not exceed 0.25% annually of the Class D average daily NAV. With respect to Administrative Class shares of the Focused Growth Fund, the fees paid to the Distributor may not exceed 0.05% annually of the Administrative Class average daily NAV.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

PROCESSING ORDERS

If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

28	Managers Investment Group

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to Managers to:

Managers

c/o BNY Mellon Investment

Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•      Name of the Fund

•      Dollar amount or number of shares you wish to sell

•      Your name

•      Your account number

•      Signatures of all account owners

Mail your letter to:

Managers

c/o BNY Mellon Investment

Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000 for Class D and $2,500,000 for Institutional Class, Class P or Administrative Class shares)

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com (Internet redemptions are available only for redemptions of less than $50,000 for Class D and $2,5000,000 for Institutional Class, Class P or Administrative Class shares)

By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 or more for Class D shares or $2,500,000 or more for Institutional Class, Class P or Administrative Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Class D shares and below $2,500,000 for Institutional Class, Class P or Administrative Class shares.

Managers Investment Group	29

SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.

Share Class	Initial Investment	Additional Investments
Institutional Class:
• Regular Accounts	$2,500,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

Class P:
• Regular Accounts	$2,500,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

Administrative Class:
• Regular Accounts	$2,500,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

Class D:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION

Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

SIGNATURE GUARANTEE

If you are selling $2,500,000 or more worth of Institutional Class, Class P, or Administrative Class shares or $50,000 or more of Class D shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.

LIMITATIONS ON THE FUNDS

The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:

•

Redeem your account if its value falls below $500 with respect to Class D shares, or falls below $500,000 with respect to Institutional Class, Class P or Administrative Class shares, due to redemptions you make, but not until a Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

30	Managers Investment Group

SHAREHOLDER GUIDE

•

Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on this page) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. There may be additional risks due to frequent trading activities.

The Managers Cadence Emerging Companies Fund may be subject to additional risks of frequent trading activities because the securities in which the Fund invests tend to be less liquid and their prices more volatile than securities of larger capitalization companies. As a result, the Fund may be a target for investors that seek to capitalize on price arbitrage opportunities.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds’ transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds’ transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds’ frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds’ ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers’ funds described above, you also may exchange your shares of the Funds through Managers for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”).

In addition, the following restrictions apply:

•

Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 33.

Managers Investment Group	31

SHAREHOLDER GUIDE

INVESTOR SERVICES (CONTINUED)

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.

ACCOUNT STATEMENTS

The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Funds normally declare and pay any income dividends and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

CERTAIN FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.

Each Fund has elected or intends to elect and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owned or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are taxable to you as long-term capital gains.

•

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2012. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•	Distributions from the sale of investments that the Fund owned or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains for taxable years beginning on or before December 31, 2012, provided that both you and the Fund meet certain holding period and other requirements. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

32	Managers Investment Group

SHAREHOLDER GUIDE

CERTAIN FEDERAL INCOME TAX INFORMATION (CONTINUED)

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange (including an exchange of a Fund’s shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

OTHER TAX MATTERS

Certain of a Fund’s investments, including certain shares of other investment funds such as REITs, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions). Please see the SAI for more detailed tax information.

A Fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the Fund’s return on those investments would generally be decreased. You will generally not be entitled to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund.

Managers Investment Group	33

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the fiscal period ended May 31, 2011 and the previous five fiscal years and is based on the financial information of each Fund and its respective Predecessor Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from each Fund’s and its respective Predecessor Fund’s Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in each Fund’s Annual Report, which is available upon request.

Fiscal year ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Change in Unrealized Gain (Loss)		Total from Invest- ment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments	Total Distri- butions to Share- holders	Net Asset Value End of Period		Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Invest- ment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets2	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE CAPITAL APPRECIATION FUND*
Institutional Class
5/31/2011**	$13.84	$0.10	[3]	$4.42	[3]	$4.52	($0.12)	—	($0.12)	$18.24		32.73%[5]	0.71%[6]	0.69%[6]	75%[5]	$178,990	0.77%[6]	0.63%[6]
6/30/2010	12.36	0.09	[3]	1.48	[3]	1.57	(0.09)	—	(0.09)	13.84		12.67%	0.71%	0.62%	103%	187,350	0.71%	0.59%
6/30/2009	18.79	0.10	[3]	(6.51)[3]		(6.41)	(0.02)	—	(0.02)	12.36	[4]	(34.08)%[4]	0.71%	0.71%	154%	276,437	0.71%	0.71%
6/30/2008	21.64	0.10	[3]	(0.95)[3]		(0.85)	(0.10)	($1.90)	(2.00)	18.79		(5.05)%	0.69%	0.47%	134%	459,142	0.69%	0.47%
6/30/2007	20.22	0.12	[3]	2.73	[3]	2.85	(0.06)	(1.37)	(1.43)	21.64		14.67%	0.68%	0.61%	150%	424,762	0.68%	0.61%
6/30/2006	18.36	0.12	[3]	1.78	[3]	1.90	(0.04)	—	(0.04)	20.22		10.33%	0.72%	0.60%	161%	383,054	0.72%	0.60%
Administrative Class
5/31/2011**	$13.40	$0.06	[3]	$4.29	[3]	$4.35	($0.08)	—	($0.08)	$17.67		32.47%[5]	0.96%[6]	0.43%[6]	75%[5]	$143,233	1.02%[6]	0.37%[6]
6/30/2010	11.98	0.05	[3]	1.43	[3]	1.48	(0.06)	—	(0.06)	13.40		12.43%	0.96%	0.39%	103%	199,889	0.99%	0.36%
6/30/2009	18.22	0.06	[3]	(6.29)[3]		(6.23)	(0.01)	—	(0.01)	11.98	[4]	(34.26)%[4]	0.96%	0.45%	154%	245,686	0.96%	0.45%
6/30/2008	21.11	0.05	[3]	(0.92)[3]		(0.87)	(0.12)	($1.90)	(2.02)	18.22		(5.32)%	0.93%	0.24%	134%	439,571	0.93%	0.24%
6/30/2007	19.78	0.07	[3]	2.66	[3]	2.73	(0.03)	(1.37)	(1.40)	21.11		14.37%	0.93%	0.37%	150%	518,562	0.93%	0.37%
6/30/2006	17.99	0.07	[3]	1.74	[3]	1.81	(0.02)	—	(0.02)	19.78		10.09%	0.97%	0.35%	161%	459,715	0.97%	0.35%
Class P
5/31/2011**	$13.78	$0.08	[3]	$4.42	[3]	$4.50	($0.12)	—	($0.12)	$18.16		32.68%[5]	0.82%[6]	0.59%[6]	75%[5]	$2,858	0.88%[6]	0.53%[6]
6/30/2010	12.33	0.07	[3]	1.48	[3]	1.55	(0.10)	—	(0.10)	13.78		12.51%	0.85%	0.52%	103%	7,121	0.85%	0.52%
6/30/2009†	18.19	0.08	[3]	(5.91)[3]		(5.83)	(0.03)	—	(0.03)	12.33	[4]	(32.04)%[4]	0.79%[6]	0.67%	154%	4,308	0.79%[6]	0.67%[6]
Class D
5/31/2011**	$13.16	$0.04	[3]	$4.20	[3]	$4.24	($0.08)	—	($0.08)	$17.32		32.25%[5]	1.11%[6]	0.28%[6]	75%[5]	$351,467	1.17%[6]	0.22%[6]
6/30/2010	11.79	0.04	[3]	1.41	[3]	1.45	(0.08)	—	(0.08)	13.16		12.26%	1.11%	0.26%	103%	197,251	1.11%	0.26%
6/30/2009	17.99	0.05	[3]	(6.23)[3]		(6.18)	(0.02)	—	(0.02)	11.79	[4]	(34.36)%[4]	1.11%	0.39%	154%	82,956	1.11%	0.39%
6/30/2008	20.85	0.02	[3]	(0.91)[3]		(0.89)	(0.07)	($1.90)	(1.97)	17.99		(5.44)%	1.09%	0.08%	134%	37,601	1.09%	0.08%
6/30/2007	19.58	0.04	[3]	2.63	[3]	2.67	(0.03)	(1.37)	(1.40)	20.85		14.18%	1.08%	0.22%	150%	38,714	1.08%	0.22%
6/30/2006	17.83	0.04	[3]	1.73	[3]	1.77	(0.02)	—	(0.02)	19.58		9.91%	1.12%	0.20%	161%	34,210	1.12%	0.20%

34	Managers Investment Group

FINANCIAL HIGHLIGHTS

*	At the start of business on September 27, 2010, the Allianz CCM Capital Appreciation Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Capital Appreciation Fund.
**	For the period from July 1, 2010, to May 31, 2011.
†	Commencement of operations was July 7, 2008.
#	Rounds to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes.

[3]	Per share numbers have been calculated using average shares.
[4]

Capital contribution from Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P, and Class R, by $0.13 per share and 0.72%, $0.12 per share and 0.73%, $0.12 per share and 0.72%, $0.12 per share and 0.67%, $0.13 per share and 0.70%, $0.13 per share and 0.66%, $0.12 per share and 0.66%, and $0.13 per share and 0.71%,respectively.

[5]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[6]	Annualized.

35	Managers Investment Group

FINANCIAL HIGHLIGHTS

Fiscal year ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Change in Unrealized Gain (Loss)		Total from Invest- ment Operations	Distri- butions to Share- holders from Net Investment Income	Distri- butions to Share- holders from Net Realized Gain on Invest- ments	Total Distri- butions to Share- holders	Net Asset Value End of Period	Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE FOCUSED GROWTH FUND*
Institutional Class
5/31/2011**	$7.06	$0.05	[3]	$2.31	[3]	$2.36	($0.08)	($0.26)	($0.34)	$9.08	33.81%[5]	0.75%[6]	0.64%[6]	83%[5]	$11,067	1.14%[6]	0.25%[6]
6/30/2010	6.65	0.04	[3]	0.47	[3]	0.51	(0.10)	—	(0.10)	7.06	7.50%	0.74%	0.60%	120%	15,695	0.74%	0.60%
6/30/2009	9.75	0.05	[3]	(3.13)[3]		(3.08)	(0.02)	—	(0.02)	6.65	(31.54)%	0.71%	0.67%	156%	90,722	0.71%	0.67%
6/30/2008	10.54	0.03	[3]	(0.80)[3]		(0.77)	(0.02)	(0.00)#	(0.02)	9.75	(7.30)%	0.72%	0.30%	143%	122,861	0.72%	0.30%
6/30/2007	9.34	0.03	[3]	1.33	[3]	1.36	(0.02)	(0.14)	(0.16)	10.54	14.72%	0.71%	0.30%	106%	50,850	0.71%	0.30%
6/30/2006	7.82	0.04	[3]	1.50	[3]	1.54	(0.02)	—	(0.02)	9.34	19.68%	0.73%	0.48%[6]	153%	4,600	0.73%	0.48%[6]
Administrative Class
5/31/2011**	$7.01	$0.03	[3]	$2.34	[3]	$2.37	($0.06)	($0.26)	($0.32)	$9.06	34.20%[5]	1.00%[6]	0.35%[6]	83%[5]	$12	1.39%[6]	(0.04)%[6]
6/30/2010	6.62	0.03	[3]	0.46	[3]	0.49	(0.10)	—	(0.10)	7.01	7.34%	1.00%	0.38%	120%	8	1.00%	0.38%
6/30/2009	9.71	0.03	[3]	(3.12)[3]		(3.09)	(0.00)#	—	(0.00)#	6.62	(31.80)%	0.97%	0.40%	156%	7	0.97%	0.40%
6/30/2008	10.50	0.00	#[3]	(0.79)[3]		(0.79)	(0.00)#	(0.00)#	(0.00)#	9.71	(7.49)%	0.96%	0.00%[4]	143%	11	0.96%	0.00%[4]
6/30/2007††	9.14	0.01	[3]	1.52	[3]	1.53	(0.03)	(0.14)	(0.17)	10.50	16.96%	0.96%[6]	0.13%[6]	106%	12	0.96%[6]	0.13%[6]
Class P
5/31/2011**	$7.00	$0.04	[3]	$2.29	[3]	$2.33	($0.08)	($0.26)	($0.34)	$8.99	33.62%[5]	0.82%[6]	0.53%[6]	83%[5]	$209	1.21%[6]	0.14%[6]
6/30/2010	6.61	0.04		0.47		0.51	(0.12)	—	(0.12)	7.00	7.63%	0.85%	0.53%	120%	225	0.85%	0.53%
6/30/2009‡	9.44	0.04		(2.83)		(2.79)	(0.04)	—	(0.04)	6.61	(29.52)%	0.80%[6]	0.53%[6]	156%	82	0.80%[6]	0.53%[6]
Class D
5/31/2011**	$6.98	$0.02	[3]	$2.28	[3]	$2.30	($0.06)	($0.26)	($0.32)	$8.96	33.25%[5]	1.12%[6]	0.23%[6]	83%[5]	$1,980	1.51%[6]	(0.16)%[6]
6/30/2010	6.59	0.02	[3]	0.47	[3]	0.49	(0.10)	—	(0.10)	6.98	7.25%	1.12%	0.27%	120%	1,375	1.12%	0.27%
6/30/2009	9.67	0.02	[3]	(3.10)[3]		(3.08)	(0.00)#	—	(0.00)#	6.59	(31.85)%	1.11%	0.28%	156%	1,271	1.11%	0.28%
6/30/2008	10.47	(0.01)[3]		(0.79)[3]		(0.80)	(0.00)#	(0.00)#	(0.00)#	9.67	(7.61)%	1.12%	(0.13)%	143%	1,811	1.12%	(0.13)%
6/30/2007†	9.30	(0.01)[3]		1.36	[3]	1.35	(0.04)	(0.14)	(0.18)	10.47	14.16%	1.11%[6]	(0.06)%[6]	106%	1,225	1.11%[6]	(0.06)%[6]

*	At the start of business on September 27, 2010, the Allianz CCM Focused Growth Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Focused Growth Fund.
**	For the period from July 1, 2010, to May 31, 2011.
†	Commencement of operations was July 5, 2006.
††	Commencement of operations was September 15, 2006.
‡	Commencement of operations was July 7, 2008.
#	Rounds to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non- reimbursable expenses, if any, such as interest and taxes.

[3]	Per share numbers have been calculated using average shares.
[4]	Rounds to less than 0.01%
[5]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[6]	Annualized.

36	Managers Investment Group

FINANCIAL HIGHLIGHTS

Fiscal year ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Change in Unrealized Gain (Loss)		Total from Invest- ment Operations	Distri- butions to Share- holders from Net Investment Income	Distri- butions to Share- holders from Net Realized Gain on Invest- ments	Total Distri- butions to Share- holders	Net Asset Value End of Period		Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE MID-CAP FUND*
Institutional Class
5/31/2011**	$19.32	$0.08	[3]	$8.58	[3]	$8.66	($0.10)	—	($0.10)	$27.88		44.87%[6]	0.70%[7]	0.36%[7]	85%[6]	$299,909	0.78%[7]	0.28%[7]
6/30/2010	16.44	0.05	[3]	2.83	[3]	2.88	—	—	—	19.32		17.52%	0.71%	0.26%	107%	292,232	0.74%	0.23%
6/30/2009	26.87	0.04	[3]	(10.47)[3]		(10.43)	—	—	—	16.44	[5]	(38.82)%[5]	0.71%	0.21%	148%	312,484	0.71%	0.21%
6/30/2008	29.54	0.04	[3]	0.36	[3]	0.40	—	($3.07)	(3.07)	26.87		0.69%	0.69%	0.12%	149%	522,366	0.69%	0.12%
6/30/2007	28.50	0.10	[3]	3.81	[3]	3.91	—	(2.87)	(2.87)	29.54		15.02%	0.69%	0.35%	164%	482,027	0.69%	0.35%
6/30/2006	25.20	0.10	[3]	3.20	[3]	3.30	—	—	—	28.50	[4]	13.10%[4]	0.71%	0.35%	174%	470,705	0.71%	0.35%
Administrative Class
5/31/2011**	$18.61	$0.02	[3]	$8.28	[3]	$8.30	($0.04)	—	($0.04)	$26.87		44.60%[6]	0.94%[7]	0.11%[7]	85%[6]	$129,964	1.02%[7]	0.03%[7]
6/30/2010	15.88	0.00	#[3]	2.73	[3]	2.73	—	—	—	18.61		17.19%	0.96%	0.01%	107%	130,157	0.99%	(0.02)%
6/30/2009	26.02	(0.01)[3]		(10.13)[3]		(10.14)	—	—	—	15.88	[5]	(38.97)%[5]	0.96%	(0.04)%	148%	129,640	0.96%	(0.04)%
6/30/2008	28.76	(0.03)[3]		0.36	[3]	0.33	—	($3.07)	(3.07)	26.02		0.45%	0.94%	(0.11)%	149%	214,673	0.94%	(0.11)%
6/30/2007	27.89	0.03	[3]	3.71	[3]	3.74	—	(2.87)	(2.87)	28.76		14.73%	0.94%	0.11%	164%	278,073	0.94%	0.11%
6/30/2006	24.71	0.02	[3]	3.16	[3]	3.18	—	—	—	27.89	[4]	12.87%[4]	0.96%	0.09%	174%	304,305	0.96%	0.09%
Class P
5/31/2011**	$19.28	$0.05	[3]	$8.56	[3]	$8.61	($0.09)	—	($0.09)	$27.80		44.71%[6]	0.81%[7]	0.24%[7]	85%[6]	$2,967	0.89%[7]	0.16%[7]
6/30/2010	16.42	0.03	[3]	2.83	[3]	2.86	—	—	—	19.28		17.42%	0.84%	0.14%	107%	3,334	0.84%	0.14%
6/30/2009†	25.53	0.02	[3]	(9.13)[3]		(9.11)	—	—	—	16.42	[5]	(35.68)%[5]	0.80%[7]	0.12%[7]	148%	3,099	0.80%[7]	0.12%[7]
Class D
5/31/2011**	$18.36	$(0.01)[3]		$8.16	[3]	$8.15	($0.02)	—	($0.02)	$26.49		44.40%[6]	1.10%[7]	(0.07)%[7]	85%[6]	$14,974	1.18%[7]	(0.15)%[7]
6/30/2010	15.69	(0.03)[3]		2.70	[3]	2.67	—	—	—	18.36		17.02%	1.11%	(0.16)%	107%	13,012	1.86%	(0.91)%
6/30/2009	25.75	(0.07)[3]		(9.99)[3]		(10.06)	—	—	—	15.69	[5]	(39.07)%[5]	1.11%	(0.34)%	148%	22,739	1.86%	(1.09)%
6/30/2008	28.53	(0.10)[3]		0.39	[3]	0.29	—	($3.07)	(3.07)	25.75		0.31%	1.09%	(0.38)%	149%	193,222	1.84%	(1.13)%
6/30/2007	27.73	(0.01)[3]		3.68	[3]	3.67	—	(2.87)	(2.87)	28.53		14.55%	1.09%	(0.05)%	164%	27,561	1.84%	(0.80)%
6/30/2006	24.61	(0.01)[3]		3.13	[3]	3.12	—	—	—	27.73	[4]	12.68%[4]	1.11%	(0.04)%	174%	30,758	1.86%	(0.79)%

*	At the start of business on September 27, 2010, the Allianz CCM Mid-Cap Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Mid-Cap Fund.
**	For the period from July 1, 2010, to May 31, 2011.
†	Commencement of operations was July 7, 2008.
#	Rounds to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non- reimbursable expenses, if any, such as interest and taxes.

[3]	Per share numbers have been calculated using average shares.
[4]

Payments from Affiliates increased the end of period net asset value and the total return. If the Affiliates had not made these payments, the end of period net asset value and total return would have been reduced by $0.02 per share and 0.06% to 0.07%, respectively.

[5]

Capital contribution from Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P, and Class R, by $0.21per share and 0.83%, $0.19 per share and 0.83%, $0.19 per share and 0.82%, $0.24 per share and 0.93%, $0.22 per share and 0.82%, $0.21 per share and 0.81%, $0.20 per share and 0.79%, and $0.21 per share and 0.82%, respectively.

[6]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[7]	Annualized.

37	Managers Investment Group

FINANCIAL HIGHLIGHTS

Fiscal year ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions to Shareholders from Net Realized Gain on Investments	Net Asset Value End of Period	Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE EMERGING COMPANIES FUND*
Institutional Class
5/31/2011**	$14.62	$(0.04)[3]	$8.77	[3]	$8.73	—	$23.35	59.71%[4]	1.41%[5]	(0.24)%[5]	93%[4]	$65,222	1.67%[5]	(0.50)%[5]
6/30/2010	12.44	(0.11)[3]	2.29	[3]	2.18	—	14.62	17.52%	1.42%	(0.73)%	129%	55,166	1.55%	(0.86)%
6/30/2009	17.28	(0.08)[3]	(4.76)[3]		(4.84)	—	12.44	(28.01)%	1.42%	(0.65)%	142%	67,382	1.42%	(0.65)%
6/30/2008	23.21	(0.14)[3]	(3.04)[3]		(3.18)	($2.75)	17.28	(15.22)%	1.50%	(0.69)%	140%	206,444	1.50%	(0.69)%
6/30/2007	24.55	(0.11)[3]	1.14	[3]	1.03	(2.37)	23.21	4.71%	1.51%	(0.49)%	188%	420,835	1.51%	(0.49)%
6/30/2006	23.27	(0.20)[3]	3.40	[3]	3.20	(1.92)	24.55	14.08%	1.52%	(0.81)%	155%	597,208	1.52%	(0.81)%
Administrative Class
5/31/2011**	$13.73	$(0.12)[3]	$8.27	[3]	$8.15	—	$21.88	59.36%[4]	1.66%[5]	(0.71)%[5]	93%[4]	$4,706	1.92%[5]	(0.97)%[5]
6/30/2010	11.72	(0.12)[3]	2.13	[3]	2.01	—	13.73	17.15%	1.67%	(0.90)%	129%	1,830	1.80%	(1.03)%
6/30/2009	16.32	(0.11)[3]	(4.49)[3]		(4.60)	—	11.72	(28.19)%	1.67%	(0.91)%	142%	13,866	1.67%	(0.91)%
6/30/2008	22.12	(0.19)[3]	(2.86)[3]		(3.05)	($2.75)	16.32	(15.43)%	1.75%	(0.95)%	140%	23,812	1.75%	(0.95)%
6/30/2007	23.57	(0.16)[3]	1.08	[3]	0.92	(2.37)	22.12	4.47%	1.76%	(0.74)%	188%	54,701	1.76%	(0.74)%
6/30/2006	22.46	(0.25)[3]	3.28	[3]	3.03	(1.92)	23.57	13.82%	1.77%	(1.06)%	155%	62,776	1.77%	(1.06)%

*	At the start of business on September 27, 2010, the Allianz CCM Emerging Companies Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Emerging Companies Fund.
**	For the period from July 1, 2010, to May 31, 2011.
#	Rounds to less than $0.01 per share.
[1]	Total Returns and net investment income would have been lower had certain expenses not been reduced.
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non- reimbursable expenses, if any, such as interest and taxes.

[3]	Per share numbers have been calculated using average shares.
[4]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[5]	Annualized.

38	Managers Investment Group

HOW TO CONTACT US

MANAGERS CADENCE CAPITAL APPRECIATION FUND

MANAGERS CADENCE FOCUSED GROWTH FUND

MANAGERS CADENCE MID-CAP FUND

MANAGERS CADENCE EMERGING COMPANIES FUND

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

333 W. Wacker Drive

Chicago, Illinois 60606

312.424.1200 or 800.835.3879

SUBADVISOR

Cadence Capital Management LLC

265 Franklin Street, 11th Floor

Boston, MA 02110

DISTRIBUTOR

Managers Distributors, Inc.

333 W. Wacker Drive

Chicago, Illinois 60606

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

Managers Investment Group	39

Managers INVESTMENT GROUP Mutual funds Seperate Accounts Investment solutions October 01, 2011 PROSPECTUS Managers Funds

WHERE TO FIND ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. To request free copies of these materials or to make other inquiries, please contact the Funds:

• By telephone:

800.835.3879

• By mail: Managers Funds 800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

• On the Internet:

Electronic copies are available on our Web site at www.managersinvest.com

Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus. Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2011 Managers Investment Group LLC

Investment Company Act Registration Number 811-03752

managersinvest.com As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managers INVESTMENT GROUP Mutual funds Seperate Accounts Investment solutions October 01, 2011

PROSPECTUS

Managers Funds

n Managers Cadence Capital Appreciation Fund

Class A: MPAFX Class B: MCFBX Class C: MPCFX Class R: MPRFX

n Managers Cadence Focused Growth Fund

Class A: MFAGX Class C: MGCFX

n Managers Cadence Mid-Cap Fund

Class A: MCMAX Class B: MCMBX Class C: MCMCX Class R: MCMRX

P066-1011

managersinvest.com As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

3-13	SUMMARY OF THE FUNDS

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

14-22	ADDITIONAL INFORMATION ABOUT THE FUNDS

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

Summary of the Funds’ Principal Risks

Other Important Information about the Funds and their Investment Strategies and Risks

Fund Management

23-34	SHAREHOLDER GUIDE

Your Account

Choosing a Share Class

Investing Through an Intermediary

Distribution and Service (12b-1) Fees

Transaction Policies

How to Buy or Sell Shares

Investor Services

Certain Federal Income Tax Information

35-39	FINANCIAL HIGHLIGHTS

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

41	HOW TO CONTACT US

Managers Investment Group	1

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE FUNDS

Managers Cadence Capital Appreciation Fund

INVESTMENT OBJECTIVE

The Managers Cadence Capital Appreciation Fund’s (the “Fund” or “Capital Appreciation Fund”) investment objective is to seek growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 24 of the Fund’s prospectus and “Reductions and Waivers of Sales Charges” on pages 48-50 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	1.00%[1]	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses[2]	0.48%	0.49%	0.44%	0.49%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[2,3]	1.19%	1.95%	1.90%	1.45%
Fee Waiver and Expense Reimbursements[4]	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.12%	1.88%	1.83%	1.38%

[1]

For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

[2]

The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Capital Appreciation Fund on September 27, 2010.

[3]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[4]

Managers Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Class A, Class B, Class C and Class R shares would be 1.12%, 1.87%, 1.87% and 1.37%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

Managers Investment Group	3

SUMMARY OF THE FUNDS

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through October 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$683	$918	$1,179	$1,923
Class B	$691	$898	$1,139	$1,974
Class C	$286	$583	$1,013	$2,210
Class R	$141	$445	$779	$1,723

The figures shown above for Class A and Class R shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B	$191	$598	$1,039	$1,974
Class C	$186	$583	$1,013	$2,210

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in common stocks of U.S. companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria). The Fund primarily invests in common stocks of large capitalization companies. Cadence Capital Management LLC (“Cadence” or the “Subadvisor”) employs a “growth-at-a-reasonable-price” (“GARP”) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. In making investment decisions for the Fund, the Subadvisor considers companies in the Russell 1000® Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (“REITs”). Generally, the Fund will hold between approximately 70-95 securities.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

4	Managers Investment Group

SUMMARY OF THE FUNDS

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information is that of the Fund’s Class A shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Capital Appreciation Fund to the Fund. The performance information shown in the table for Class R shares of the Fund is based on the prior performance of the Institutional Class shares (which are offered in a different prospectus) and has been adjusted to reflect the actual sales charges and higher operating expenses applicable to Class R shares.

Calendar Year Total Returns as of 12/31/10 (Class A)

Best Quarter: 13.60% (3rd Quarter 2009)

Worst Quarter: -22.53% (4th Quarter 2008)

Average Annual Total Returns as of 12/31/10

Managers Cadence Capital Appreciation Fund	1 Year	5 Years	10 Years
Class A Return Before Taxes	15.71%	-2.06%	-1.08%
Class A Return After Taxes on Distributions	15.63%	-2.65%	-2.29%
Class A Return After Taxes on Distributions and Sale of Fund Shares	10.21%	-1.74%	-1.30%
Class B Return Before Taxes	16.52%	-2.03%	-1.04%
Class C Return Before Taxes	20.56%	-1.68%	-1.26%
Class R Return Before Taxes	22.09%	-1.20%	-0.83%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	1.63%	-3.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary.

Managers Investment Group	5

SUMMARY OF THE FUNDS

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Cadence Capital Management LLC (“Cadence”)

Portfolio Managers

William B. Bannick

Managing Director, Chief Investment Officer and Executive Vice President of Cadence; Portfolio Manager of the Fund since 1992.

Robert L. Fitzpatrick

Managing Director of Cadence;

Portfolio Manager of the Fund since 2004.

Michael J. Skillman

Managing Director and Chief Executive Officer of Cadence;

Portfolio Manager of the Fund since 2006.

Robert E. Ginsberg

Portfolio Manager of Cadence;

Portfolio Manager of the Fund since August, 2011.

BUYING AND SELLING FUND SHARES

Subject to the investment minimums described below, purchases of Class B shares of the Fund are limited to purchases made by automatic reinvestment of dividends and capital gains distributions pursuant to the Fund’s automatic reinvestment plan.

Initial Investment Minimum

Class A and Class C

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum - All Accounts

All Classes: $100

Certain benefit plans and financial service firms may establish various minimum investment requirements for Class R shares, if applicable.

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6	Managers Investment Group

SUMMARY OF THE FUNDS

Managers Cadence Focused Growth Fund

INVESTMENT OBJECTIVE

The Managers Cadence Focused Growth Fund’s (the “Fund” or “Focused Growth Fund”) investment objective is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 24 of the Fund’s prospectus and “Reductions and Waivers of Sales Charges” on pages 48-50 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	1.00%[1]	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[2]	0.87%	0.90%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[2,3]	1.58%	2.36%
Fee Waiver and Expense Reimbursements[4]	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.08%	1.86%

[1]

For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

[2]

The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Focused Growth Fund on September 27, 2010.

[3]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[4]

Managers Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.71% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Class A and Class C shares would be 1.11% and 1.86%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s

Managers Investment Group	7

SUMMARY OF THE FUNDS

operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through October 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$950	$950	$1,294	$2,263
Class C	$638	$638	$1,167	$2,617

The figures shown above for Class A shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$189	$638	$1,167	$2,617

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies in the Russell 1000® Growth Index. The Fund primarily invests in common stocks of large capitalization companies. Cadence Capital Management LLC (“Cadence” or the “Subadvisor”) employs a “growth-at-a-reasonable-price” (“GARP”) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund may invest a portion of its assets in real estate investment trusts (“REITs”). Generally, the Fund will hold between approximately 35-45 securities.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Focused Investment Risk—a greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

8	Managers Investment Group

SUMMARY OF THE FUNDS

The performance information shown is that of the Fund’s Class A shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from Allianz CCM Focused Growth Fund to the Fund. The performance information shown in the table for Class A and Class C shares of the Fund is based on the prior performance of the Institutional Class shares (which are offered in a different prospectus) and has been adjusted to reflect the higher operating expenses applicable to Class A and Class C shares.

Calendar Year Total Returns as of 12/31/10 (Class A)

Best Quarter: 13.96% (3rd Quarter 2009)

Worst Quarter: -22.94% (4th Quarter 2008)

Average Annual Total Returns as of 12/31/10

Managers Cadence Focused Growth Fund	1 Year	5 Years	10 Years
Class A Return Before Taxes	19.64%	-0.43%	-3.92%
Class A Return After Taxes on Distributions	19.14%	-0.60%	-4.44%
Class A Return After Taxes on Distributions and Sale of Fund Shares	12.76%	-0.43%	-3.47%
Class C Return Before Taxes	24.73%	-0.03%	-4.07%
Russell 1000® Growth Index
(reflects no deduction for fees, expenses, or taxes)	37.21%	1.63%	-3.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary.

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Cadence Capital Management LLC (“Cadence”)

Portfolio Managers

William B. Bannick

Managing Director, Chief Investment Officer and Executive Vice

President of Cadence; Portfolio Manager of the Fund since 1999.

Robert L. Fitzpatrick

Managing Director of Cadence;

Portfolio Manager of the Fund since 2004.

Michael J. Skillman

Managing Director and Chief Executive Officer of Cadence;

Portfolio Manager of the Fund since 2006.

Robert E. Ginsberg

Portfolio Manager of Cadence;

Portfolio Manager of the Fund since August, 2011.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Class A and Class C

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum - All Accounts

All Classes: $100

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	9

SUMMARY OF THE FUNDS

Managers Cadence Mid-Cap Fund

INVESTMENT OBJECTIVE

The Managers Cadence Mid-Cap Fund’s (the “Fund” or “Mid-Cap Fund”) investment objective is to seek growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 24 of the Fund’s prospectus and “Reductions and Waivers of Sales Charges” on pages 48-50 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	1.00%[1]	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses[2]	0.51%	0.51%	0.48%	0.51%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[2,3]	1.22%	1.97%	1.94%	1.47%
Fee Waiver and Expense Reimbursements[4]	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburse- ments[2,3]	1.13%	1.88%	1.85%	1.38%

[1]

For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

[2]

The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Mid-Cap Fund on September 27, 2010.

[3]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[4]

Managers Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Class A, Class B, Class C and Class R shares would be 1.12%, 1.87%, 1.87% and 1.37%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

10	Managers Investment Group

SUMMARY OF THE FUNDS

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through October 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$923	$1,190	$1,952
Class B	$691	$900	$1,145	$1,996
Class C	$288	$591	$1,030	$2,249
Class R	$141	$447	$785	$1,742

The figures shown above for Class A and Class R shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B	$191	$600	$1,045	$1,996
Class C	$188	$591	$1,030	$2,249

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund primarily invests in common stocks of mid-capitalization companies. Cadence Capital Management LLC (“Cadence” or the “Subadvisor”) employs a “growth-at-a-reasonable-price” (“GARP”) investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap® Index (between $1.6 billion and $18.3 billion as of the latest reconstitution of the Index on May 31, 2011). The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (“REITs”). Generally, the Fund will hold between approximately 70-95 securities.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Managers Investment Group	11

SUMMARY OF THE FUNDS

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information is that of the Fund’s Class A shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Mid-Cap Fund to the Fund. The performance information shown in the table for Class R shares of the Fund is based on the prior performance of the Institutional Class shares (which are offered in a different prospectus) and has been adjusted to reflect the actual sales charges and higher operating expenses applicable to Class R shares.

Calendar Year Total Returns as of 12/31/10 (Class A)

Best Quarter: 15.99% (3rd Quarter 2009)

Worst Quarter: -26.43% (4th Quarter 2008)

Average Annual Total Returns as of 12/31/10

Managers Cadence Mid-Cap Fund	1 Year	5 Years	10 Years
Class A Return Before Taxes	18.31%	-1.40%	1.65%

Class A Return After Taxes on Distributions	18.31%	-2.17%	0.28%

Class A Return After Taxes on Distributions and Sale of Fund Shares	11.90%	-1.19%	0.88%

Class B Return Before Taxes	19.33%	-1.34%	1.69%

Class C Return Before Taxes	23.31%	-1.02%	1.47%

Class R Return Before Taxes	24.92%	-0.52%	1.91%

Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	46.29%	2.40%	-0.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary.

12	Managers Investment Group

SUMMARY OF THE FUNDS

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Cadence Capital Management LLC (“Cadence”)

Portfolio Managers

William B. Bannick

Managing Director, Chief Investment Officer and Executive Vice President of Cadence; Portfolio Manager of the Fund since 1992.

Robert L. Fitzpatrick

Managing Director of Cadence;

Portfolio Manager of the Fund since 2004.

Michael J. Skillman

Managing Director and Chief Executive Officer of Cadence;

Portfolio Manager of the Fund since 2006.

Robert E. Ginsberg

Portfolio Manager of Cadence;

Portfolio Manager of the Fund since August, 2011.

BUYING AND SELLING FUND SHARES

Subject to the investment minimums described below, purchases of Class B shares of the Fund are limited to purchases made by automatic reinvestment of dividends and capital gains distributions pursuant to the Fund’s automatic reinvestment plan.

Initial Investment Minimum

Class A and Class C

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum - All Accounts

All Classes: $100

Certain benefit plans and financial service firms may establish various minimum investment requirements for Class R shares, if applicable.

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related ser- vices. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	13

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE CAPITAL APPRECIATION FUND (“CADENCE CAPITAL APPRECIATION FUND”)

This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Subadvisor’s GARP philosophy seeks to select large-cap securities that the Subadvisor believes have strong growth potential, and are reasonably priced. Using a blend of growth and value investing strategies, the Fund seeks large-cap growth stocks that the Subadvisor feels are fairly valued by the market. This focus on growth potential, with attention to price, can help protect the Fund from the risk of buying overvalued stocks.

The Subadvisor re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The Subadvisor may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Subadvisor may interview company management in making investment decisions.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•      Looking to gain exposure to high quality, U.S. companies.

•      Seeking long-term growth of capital.

•      Willing to accept a higher degree of risk for the opportunity of higher potential returns.

•      Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE

As shown in the “Fees and Expenses of the Fund” in the Fund’s summary section, Class A shares generally do not charge a deferred sales charge, except those shares not subject to an initial sales charge (e.g., purchases of $1 million or more) that are redeemed or exchanged within 18 months of purchase are subject to a 1.00% deferred sales charge. Because Class A, Class B, Class C and Class R shares are authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees. In addition, under “Fees and Expenses of the Fund” the figures in the “Expense Example” for Class A shares include the Maximum Sales Charge (Load) for Class A shares depicted in the “Shareholder Fees” table.

Under “Performance” in the Fund’s summary section, the performance information shown, as represented by the performance of the Fund’s Class A shares, includes, for periods prior to September 27, 2010, performance of the predecessor to the Fund, the Allianz CCM Capital Appreciation Fund, a series of Allianz Funds (the “Capital Appreciation Predecessor Fund”), which was reorganized into the Fund on September 27, 2010, and was managed by Cadence with the same investment objective and substantially similar investment policies as those of the Fund.

14	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE CAPITAL APPRECIATION FUND (CONTINUED)

The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class A shares of the Fund and does not reflect the impact of sales charges (loads). If it did, performance would have been lower than that shown. The information in the table includes the effects of maximum sales loads on Fund performance. Class B, Class C and Class R shares would have similar annual returns as Class A shares because such classes are invested in the same portfolio of securities. Annual returns for the various share classes would differ only to the extent that the classes have different expenses. The performance information also reflects the impact of the Fund’s contractual expense limitation, if any. If the Investment Manager or the Capital Appreciation Predecessor Fund’s investment manager, as applicable had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	15

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE FOCUSED GROWTH FUND (“CADENCE FOCUSED GROWTH FUND”)

This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Subadvisor’s GARP philosophy seeks to select large-cap securities that the Subadvisor believes have strong growth potential, and are reasonably priced. Using a blend of growth and value investing strategies, the Fund seeks large-cap growth stocks that the Subadvisor feels are fairly valued by the market. This focus on growth potential, with attention to price, can help protect the Fund from the risk of buying overvalued stocks.

The Subadvisor re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The Subadvisor may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Subadvisor may interview company management in making investment decisions.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•      Looking to gain exposure to large, high-quality U.S. companies.

•      Seeking long-term growth of capital.

•      Willing to accept a higher degree of risk for the opportunity of higher potential returns.

•      Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE

As shown in the “Fees and Expenses of the Fund” in the Fund’s summary section, Class A shares generally do not charge a deferred sales charge, except those shares not subject to an initial sales charge (e.g., purchases of $1 million or more) that are redeemed or exhanged within 18 months of purchase are subject to a 1.00% deferred sales charge. Because Class A and Class C shares are authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees. In addition, under “Fees and Expenses of the Fund” the figures in the “Expense Example” for Class A shares include the Maximum Sales Charge (Load) for Class A shares depicted in the “Shareholder Fees” table.

16	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE FOCUSED GROWTH FUND (CONTINUED)

The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class A shares of the Fund and does not reflect the impact of sales charges (loads). If it did, performance would have been lower than that shown. The information in the table includes the effects of maximum sales loads on Fund performance. Class C shares would have similar annual returns as Class A shares because both classes are invested in the same portfolio of securities. Annual returns for the Class A and Class C shares would differ only to the extent that the classes have different expenses. The performance information also reflects the impact of the Fund’s contractual expense limitation, if any. If the Investment Manager or the Focused Growth Predecessor Fund’s investment manager, as applicable, had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	17

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE MID-CAP FUND (“CADENCE MID-CAP FUND”)

This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Subadvisor’s GARP philosophy seeks to select mid-cap securities that the Subadvisor believes have strong growth potential, and are reasonably priced. Using a blend of growth and value investing strategies, the Fund seeks mid-cap growth stocks that the Subadvisor feels are fairly valued by the market. This focus on growth potential, with attention to price, can help protect the Fund from the risk of buying overvalued stocks.

The Subadvisor re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The Subadvisor may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Subadvisor may interview company management in making investment decisions.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations. The Fund will not change this policy unless the Fund provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), as it may be amended or interpreted by the Securities and Exchange Commission (the “SEC”) from time to time.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•      Looking to gain exposure to mid-sized, high quality, U.S. companies.

•      Seeking long-term growth of capital.

•      Willing to accept a higher degree of risk for the opportunity of higher potential returns.

•      Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE

As shown in the “Fees and Expenses of the Fund” in the Fund’s summary section, Class A shares generally do not charge a deferred sales charge, except those shares not subject to an initial sales charge (e.g., purchases of $1 million or more) that are redeemed or exchanged within 18 months of purchase are subject to a 1.00% deferred sales charge. Because Class A, Class B, Class C and Class R shares are authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees. In addition, under “Fees and Expenses of the Fund” the figures in the “Expense Example” for Class A shares include the Maximum Sales Charge (Load) for Class A shares depicted in the “Shareholder Fees” table.

18	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS CADENCE MID-CAP FUND (CONTINUED)

Under “Performance” in the Fund’s summary section, the performance information shown, as represented by the performance of the Fund’s Class A shares, includes, for periods prior to September 27, 2010, performance of the predecessor to the Fund, the Allianz CCM Mid-Cap Fund, a series of Allianz Funds (the “Mid-Cap Predecessor Fund”), which was reorganized into the Fund on September 27, 2010, and was managed by Cadence with the same investment objective and substantially similar investment policies as those of the Fund.

The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class A shares of the Fund and does not reflect the impact of sales charges. If it did, performance would have been lower than that shown. The information in the table includes the effects of maximum sales loads on Fund performance. Class B, Class C and Class R shares would have similar annual returns as Class A shares because both classes are invested in the same portfolio of securities. Annual returns for the various share classes would differ only to the extent that the classes have different expenses. The performance information also reflects the impact of the Fund’s previous contractual expense limitation, if any. If the Predecessor Fund’s investment manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	19

ADDITIONAL INFORMATION ABOUT THE FUNDS

THE FUNDS’ PRINCIPAL RISKS

This section presents more detailed information about each Fund’s risks as described in the summary section of the Fund’s Prospectus. The Funds may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see the summary section of each Fund’s prospectus for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.

All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. In addition, the Funds are subject to management risk because they are actively managed investment portfolios. The Funds’ Subadvisor will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.

FOCUSED INVESTMENT RISK

(Cadence Focused Growth Fund)

A Fund that invests a significant portion of its assets in a relatively small number of securities may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on the Fund’s net asset value.

GROWTH STOCK RISK

(All Funds)

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.

LARGE-CAPITALIZATION STOCK RISK

(Cadence Capital Appreciation Fund, Cadence Focused Growth Fund)

The stocks of large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

LIQUIDITY RISK

(All Funds)

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

MARKET RISK

(All Funds)

Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

MID-CAPITALIZATION STOCK RISK

(Cadence Mid-Cap Fund)

The stocks of mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. The Fund, which invests in mid-capitalization companies, may underperform other stock funds (such as large-company stock funds) when stocks of mid-capitalization companies are out of favor.

REAL ESTATE INDUSTRY RISK

(All Funds)

The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws that could negatively affect their value. These factors may reduce the value of the Fund’s investments in REITs and the real estate industry.

SECTOR RISK

(All Funds)

Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Stocks in each of the technology and health care sectors currently, and may in the future, comprise a significant portion of the Fund’s

20	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

THE FUNDS’ PRINCIPAL RISKS (CONTINUED)

portfolio. Events that affect the technology industries will have a greater effect on a Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such factors include technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Events that affect the health care industries will have a greater effect on a Fund than they would on a fund that is more widely diversified among a number of unrelated industries.

Examples of such factors include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect a Fund than if the Fund were more widely diversified.

OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds’ Statement of Additional Information dated October 1, 2011 (the “SAI”).

INVESTMENT OBJECTIVES

Each Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with a Fund’s investment objective and principal investment strategies. A Fund may not be able to achieve its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

As described in each Fund’s summary section of the Prospectus, each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one–year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI, which is available on the Funds’ Web site at www.managersinvest.com.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES

The Managers Cadence Mid-Cap Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940, as amended, and will not change such policy unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time.

CLASS B SHARES CLASS CLOSURE

Class B shares of Managers Cadence Capital Appreciation Fund and the Managers Cadence Mid-Cap Fund are currently closed to all investors and are no longer available for purchase, including purchases by exchange, except for purchases made by automatic reinvestment of dividends and capital gains disributions pursuant to such Fund’s automatic reinvestment plan. Shareholders who redeem Class B shares of the Funds will continue to be subject to the deferred sales charges described in this Prospectus. The Funds reserve the right to modify this policy at any time.

FUND MANAGEMENT

Each Fund is a series of The Managers Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 333 W. Wacker Drive, Chicago, Illinois 60606, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to each Funds. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the

Investment Manager, serves as the Funds’ distributor.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds’ Board of Trustees investment advisors (the “Subadvisors”) to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Subadvisors for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Subadvisors and recommend their hiring, termination, and replacement. Shareholders of a Fund continue to

Managers Investment Group	21

ADDITIONAL INFORMATION ABOUT THE FUNDS

FUND MANAGEMENT (CONTINUED)

have the right to terminate such subadvisory agreements for a Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

Cadence, located at 265 Franklin Street, 11th Floor, Boston, MA 02110 provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. As of June 30, 2011, accounts managed by Cadence had combined assets of approximately $5.4 billion. Cadence is majority-owned by its employees, while a group of co-investors let by Rosemont Partners holds a minority interest.

MANAGERS CADENCE CAPITAL APPRECIATION FUND MANAGERS CADENCE FOCUSED GROWTH FUND MANAGERS CADENCE MID-CAP FUND

William B. Bannick, Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsberg are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio. The portfolio managers make investment decisions for each Fund’s portfolio using a consensus approach. Mr. Bannick is a Managing Director, Chief Investment Officer and Executive Vice President at Cadence. Mr. Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He also manages separately managed equity accounts for various Cadence institutional clients. Mr. Bannick joined Cadence in 1992. Mr. Fitzpatrick is a Managing Director and Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist and began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick joined Cadence in 1999. Mr. Skillman is a Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994. The following table describes when each portfolio manager began managing each Fund, and its Predecessor Fund. Mr. Ginsberg is a Portfolio Manager at Cadence, a position he has held since August, 2011. Previously, Mr. Ginsberg served as a Senior Analyst at INVESCO from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008.

Each of the Capital Appreciation Fund, Focused Growth Fund and Mid-Cap Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.45% of the average daily net assets of each Fund. The Investment Manager, in turn, pays a portion of this fee to Cadence for its services as Subadvisor. In addition, Cadence receives compensation from the Investment Manager for its administrative services to the Funds pursuant to a sub-administration agreement between the Investment Manager and Cadence.

The Investment Manager also provides administrative services to each Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.25% per annum of the average daily net assets of each Fund.

ADDITIONAL INFORMATION

A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and Cadence will be available in the Funds’ Semi-Annual Report to Shareholders for the period ended November 30, 2011.

Additional information regarding other accounts managed by the portfolio managers, their compensation and ownership of Fund shares is available in the Funds’ SAI.

Fund Name	Portfolio Manager	Managed Fund Since	Managed Predecessor Fund Since
	William Bannick	September 2010	1992
Capital Appreciation Fund	Robert L. Fitzpatrick	September 2010	2004
	Michael J. Skillman	September 2010	2006
	Robert E. Ginsberg	August 2011	N/A

	William Bannick	September 2010	1999 (Since Inception)
Focused Growth Fund	Robert L. Fitzpatrick	September 2010	2004
	Michael J. Skillman	September 2010	2006
	Robert E. Ginsberg	August 2011	N/A

	William Bannick	September 2010	1992
Mid-Cap Fund	Robert L. Fitzpatrick	September 2010	2004
	Michael J. Skillman	September 2010	2006
	Robert E. Ginsberg	August 2011	N/A

22	Managers Investment Group

SHAREHOLDER GUIDE

YOUR ACCOUNT

You may invest in the Capital Appreciation Fund and Mid-Cap Fund by purchasing either Class A, Class B, Class C or Class R shares. You may invest in the Focused Growth Fund by purchasing either Class A or Class C shares. Not all share classes are available for each Fund. Class A, Class B, Class C and Class R shares of the Funds are offered in this Prospectus. Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular Funds in a different prospectus. As described within the applicable prospectus, each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.

Class A, Class B, Class C and Class R shares of the Funds are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and each class of shares bears shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the NAV per share of the classes may differ. In all other material respects, Class A, Class B, Class C and Class R shares are the same, each share representing a proportionate interest in a Fund.

Class A and Class C shares of the Funds are each subject to minimum initial investment amounts, as described on page 31 (and possible maximum initial investment amounts, as described on page 26). For Class R shares of the Funds specified Benefit Plans and Financial Service Firms (as defined on page 30) may establish minimum investment amounts.

Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the“NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

FAIR VALUE POLICY

Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and has not resumed before the Fund calculates NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third party fair valuation service in adjusting the prices of such foreign securities.

Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

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SHAREHOLDER GUIDE

CHOOSING A SHARE CLASS

•

Subject to the restrictions described above under “Class B Share Class Closure,” investors may choose between the following share classes when investing in the Funds: Class A, Class B, Class C, Class R. Not all share classes are available for each Fund.

The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these four factors:

•	The amount you plan to invest;

•	The length of time you intend to keep the money invested;

•	Your investment objectives; and

•	The expenses and charges for the class.

We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.

CLASS A SHARES

Managers Cadence Capital Appreciation Fund Managers Cadence Focused Growth Fund Managers Cadence Mid-Cap Fund

The offering price of Class A shares equals the current share price, or NAV, plus an initial sales charge that varies according to the total amount you invest, as shown in the table below. In addition, for purchases of load eligible Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase, as described below. You may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page 27 for more information on shareholder servicing fees paid to financial intermediaries.

You pay annual distribution and shareholder service (12b-1) fees of 0.25%. See page 28 for more information.

SALES CHARGE REDUCTIONS AND WAIVERS

To determine the initial sales charge, we add the current NAV of any existing investments in the Managers Family of Funds to the amount of your investment, which could mean a lower sales charge. You may also be eligible for a reduced sales charge if you do the following:

•

If you became a shareholder of Managers Cadence Capital Appreciation Fund, Managers Cadence Focused Growth Fund or Managers Cadence Mid-Cap Fund through the reorganization of such Fund’s predecessor fund with and into such Fund on September 27, 2010, you may add your holdings of Class A, B and C shares of one or more funds or series of Allianz Funds Multi-Strategy Trust or PIMCO Funds (other than PIMCO Money Market Fund). To obtain this benefit, you must demonstrate to us when you buy Class A shares, through account statements or other means, your ownership of these other funds at the time you buy the Class A shares and ask us to calculate your sales charge accordingly.

•

You may add Managers Funds held by other fiduciaries on your behalf. To obtain this benefit, you must tell us when you buy Class A shares about your ownership of these other funds at the time you buy the Class A shares and ask us to calculate your sales charge accordingly. You must also inform your broker-dealer or other financial intermediary of any other investments you own in the Managers Family of Funds.

•

You may submit a Letter of Intent to buy more shares. If you agree to invest a definite amount in Class A shares of a Fund over the 13 months following your first purchase, we calculate the initial sales charge as if you are purchasing all the shares at one time. You could lower the sales charge still further if you include investments in other funds in the Managers Family of Funds in your Letter of Intent.

CALCULATING THE CLASS A SALES CHARGE

If the amount of your purchase is...	Your initial sales charge as a % of the offering price is:	Your initial sales charge as a % of the net amount you invested is:	The one-time dealer allowance as a % of the share price is:
Less than $25,000	5.75	6.10	5.00
$25,000 - $49,999	5.00	5.26	4.25
$50,000 - $99,999	4.50	4.71	3.75
$100,000 - $249,999	3.50	3.63	2.75
$250,000 - $499,999	2.50	2.56	2.00
$500,000 - $999,999	1.50	1.52	1.20
$1,000,000 or more	None*	None*	None*

*	If you acquire or hold $1 million or more of Class A shares of the Fund or across the Managers Family of Funds, either as a lump sum or through the rights of accumulation or letter of intent programs, you can buy Class A shares without an initial sales charge. Unless you exchange Class A shares for Class A shares of another fund, there is a 1.00% contingent deferred sales charge on any such shares not subject to an initial sales charge that you redeem or exchange within 18 months of purchase. The Distributor may make a payment to financial intermediaries with respect to such shares not subject to an initial sales charge. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. Please see “CDSC Reductions and Waivers” for additional information regarding contingent deferred sales charges.

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SHAREHOLDER GUIDE

•	We may waive the initial sales charge in our discretion or for investments by certain eligible investors, including:

•	Omnibus accounts established in conjunction with certain tax-qualified employee benefit plans;

•	Accounts established by financial intermediaries that have selling agreements with the Distributor or have services agreements with the Investment Manager;

•	Current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members;

•

Current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG, the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners), and a trust or plan established primarily for the benefit of any of these individuals;

•

Certain charitable or governmental organizations, investment advisors making purchases for their own accounts or the accounts of advisory clients, bank trust departments or trust companies making purchases on behalf of trust or fiduciary accounts;

•	Wrap-fee accounts or asset allocation programs in which the shareholder pays an asset-based service fee.

•

If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no charge. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions may apply.

For more information on sales charge reductions and waivers, consult your registered financial professional, the Funds’ Web site at www.managersinvest.com, or the SAI.

CLASS B SHARES

Managers Cadence Capital Appreciation Fund

Managers Cadence Mid-Cap Fund

Class B shares have no up-front sales charges. Your entire amount invested purchases Fund shares at the class’s NAV. You may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page 27 for more information on shareholder servicing fees paid to financial intermediaries. In addition, you pay:

•

A surrender charge (referred to as “contingent deferred sales charge” or CDSC) on shares you sell or exchange for shares of a fund that are not subject to a sales charge. These charges start at 5.00% of the amount of the purchase or sale, whichever is less, if you redeem shares within one year of your purchase. The CDSC gradually declines each year thereafter, according to the schedule within six years of your purchase; and

•

If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no CDSC. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions apply.

You also pay:

•	Higher annual expenses than Class A shares on your investment for the seven years after your purchase; and

•	An annual 12b-1 distribution and shareholder service fee of 1.00%.

Class B share purchases may not exceed $50,000.

We base the sales charge on the amount you purchase or sell, whichever is lower. The amount of the CDSC declines the longer you own your shares, reaching zero at the end of six years from the date of purchase:

If you sell shares during...	you pay this % on the total amount of the sale:
The first year after purchase	5.00

The second year after purchase	4.00

The third year after purchase	3.00

The fourth year after purchase	3.00

The fifth year after purchase	2.00

The sixth year after purchase	1.00

The seventh year after purchase	0.00

The eighth year after purchase	0.00

Class B shares convert to an equal dollar value of Class A shares at the end of the seventh year after your purchase. This means the shares will have lower ongoing annual expenses from that point forward.

CLASS C SHARES

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

Class C shares have no up-front sales charges. Your entire amount invested purchases Fund shares at the class’s NAV. You may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page 27 for more information on shareholder servicing fees paid to financial intermediaries. In addition, you pay:

•

A surrender charge (referred to as “contingent deferred sales charge,” or CDSC) on shares you sell or exchange for shares of a fund that are not subject to a sales charge, within one year of your purchase; and

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SHAREHOLDER GUIDE

•

If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no CDSC. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions may apply.

You also pay:

•	Higher annual expenses than Class A shares on your investment for the first ten years after your purchase.

•	An annual 12b-1 distribution and shareholder service fee of 1.00%.

Class C shares convert to an equal dollar value of Class A shares at the end of the tenth year after purchase.

CDSC REDUCTIONS AND WAIVERS

For Class C shares and certain large purchases of Class A shares, you will be charged a CDSC on shares you sell or exchange for shares of a fund that does not have a sales charge.

To minimize the CDSC you pay:

•	The Funds assume that shares acquired through reinvested dividends and capital gains distributions (which are not subject to a CDSC) are sold first.

•	Shares that have been in your account long enough so they are not subject to a CDSC are sold next.

•	After these shares are exhausted, the Funds sell shares in the order in which they were purchased, from oldest to newest.

The amount of any CDSC that you pay is based on the shares’ original purchase price or current NAV, whichever is less.

A Fund or the Distributor may, in its discretion, waive the

CDSC any time, including when the following circumstances occur:

•	Certain benefit payments and mandatory withdrawals under retirement plans;

•	Death or disability of the shareholder; and

•	Payments under a qualifying automatic redemption plan.

You do not pay a CDSC when you exchange shares of a Fund to buy the same class of shares of any other fund in the Managers Family of Funds. If you sell the shares that you acquired by exchanging shares of the Fund, the Fund calculates the CDSC as if you held the shares from the date you originally purchased the shares you exchanged. Consult your registered financial professional, the Funds’ Web site at www.managersinvest.com, or the SAI for more information about CDSC waivers.

MAXIMUM INVESTMENT IN CLASS B AND CLASS C SHARES

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

The Funds will refuse a purchase order for Class B shares when the total value of the purchase, plus the value of existing investments in the Managers Family of Funds, is $50,000 or more.

The Funds will refuse a purchase order for Class C shares when the total value of the purchase, plus the value of existing investments in the Managers Family of Funds, is $1,000,000 or more. If you are considering cumulative purchases of $1,000,000 or more in the Managers Family of Funds, consult your registered investment professional to determine whether Class A shares may be more to your advantage.

COMPARING FEES AND EXPENSES FOR SHARE CLASSES WITH SALES CHARGES

	Class A Shares	Class B Shares	Class C Shares

Sales Charge	Up to 5.75% of total investment, depending on investment amount (see table on page 24)	None	None

Surrender Charge (CDSC)	None (except with respect to certain redemptions or ex- changes of shares not subjectto an initial sales charge)	5.00% declining to 0.00% after the end of six years from the date of purchase	1% of purchase or sale, whichever is less, within one year of purchase

Operating Expenses	Lower than Class B & C shares	Higher than Class A shares	Higher than Class A shares

Annual Return	Higher than comparable investment in Class B & C shares	Lower than Class A shares	Lower than Class A shares

Distribution & Service(12b-1) Fees	0.25%	1.00%	1.00%

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SHAREHOLDER GUIDE

CLASS R SHARES

Managers Cadence Capital Appreciation Fund

Managers Cadence Mid-Cap Fund

Class R shares have no up-front sales charges or deferred sales charges, however, shareholders may be charged transactions fees and/or other charges as noted below. Your entire amount invested purchases Fund shares at the Class R’s NAV per share. Shareholders may bear shareholder servicing fees up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on this page for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class R shares also pay annual distribution and shareholder service (12b-1) fees of 0.50%.

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan’s broker, dealer or other financial intermediary (“Financial Service Firm”) has an agreement with the Distributor or the Investment Manager to utilize Class R shares in certain investment products or programs (collectively, “Specified Benefit Plans”). In addition, Class R shares also are generally available only to Specified Benefit Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the benefit plan level or at the level of the plan’s Financial Service Firm). Class R shares are not available to retail or institutional non-Specified Benefit Plan accounts, traditional and Roth IRAs (except through omnibus accounts), Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

The administrator of a Specified Benefit Plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides record-keeping services for the plan.

Eligible Specified Benefit Plans generally may open an account and purchase Class R shares of the Funds by contacting any Financial Service Firm authorized to sell Class R shares of the Funds. Eligible Specified Benefit Plans may also purchase shares directly from the Distributor. See page 28 for additional information. Additional shares may be purchased through a benefit plan’s administrator or record-keeper.

Financial Service Firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Specified Benefit Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial Service Firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial Service Firms may independently establish and charge Specified Benefit Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Specified Benefit Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

Financial Service Firms and Specified Benefit Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing shareholder servicing and other services. A firm or Specified Benefit Plan may be paid for its services directly or indirectly by the Funds, the Investment Manager or an affiliate. The Distributor, the Investment Manager (serving in its capacity as administrator) and their affiliates may pay a Financial Service Firm or Specified Benefit Plan an additional amount for sub-transfer agency or other administrative services. Your Specified Benefit Plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their Financial Service Firm for information about the firm. This Prospectus should be read in connection with the Specified Benefit Plan’s and/or the Financial Service Firm’s materials regarding its fees and services.

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Each Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investment Manager may pay fees (out of its own funds and not as an expense of a Fund) to these firms in return for shareholder servicing provided by these programs. The servicing fees are paid out of the assets of the Funds on an ongoing basis and will increase the cost of your invest-

ment. These payments may provide the intermediary with an incentive to favor sales of shares of a Fund over other investment options.

The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares.

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SHAREHOLDER GUIDE

DISTRIBUTIONS AND SERVICE (12B-1)

The Funds have adopted a Distribution and Service Plan (12b-1 Plan) for Class A, Class B, Class C and Class R shares of the Funds, as applicable, that allows each Fund to pay fees for selling and distributing such shares and for providing service to shareholders. The 12b-1 fees are paid to the Distributor to cover the Class A, Class B, Class C and Class R sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from a class’s net assets on an ongoing basis, they increase the cost of your investment the longer you hold it, will result in lower total returns and may end up costing you more than other types of sales charges.

Class A Shares

•

The selling broker-dealer may retain all or a portion of the front-end sales charge you pay on these shares, identified as the dealer allowance in the comparison chart on page 26. The Funds use the 12b-1 fee to defray this payment.

•	Fees paid to the Distributor may not exceed 0.25% annually of the Class A average daily NAV.

Class B Shares

•	These shares have no up front sales charges and the Distributor pays the selling broker-dealer up to 4.00% of the purchase price.

•	Fees paid to the Distributor may not exceed 1.00% annually of the Class B average daily NAV.

Class C Shares

•

The Distributor pays the selling broker-dealer 1.00% of the purchase amount. The Funds use part of the proceeds from the CDSC (applicable to shares sold within one year of purchase) and the 12b-1 fee to defray this payment.

•	Fees paid to the Distributor may not exceed 1.00% annually of the Class C average daily NAV.

Class R Shares

•	Fees paid to the Distributor may not exceed 0.50% annually of the Class R average daily NAV.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

Subject to restrictions described on page 21 under “Class B Share Class Closure,” you may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share, plus or minus any applicable sales charges described above, that is calculated after we receive your order in proper form. Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

Investors who purchase shares through Specified Benefit Plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time you place an order with the plan administrator and the time the order is forwarded to the Trust’s transfer agent, BNY Mellon Investment Servicing (US) Inc., for execution.

PROCESSING ORDERS

All share classes except Class R shares

If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

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SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

Subject to the restrictions described on page 21 “Class B Share Class Closure,” the information in the following table applies to all share classes except Class R shares.

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to Managers to:

Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•        Name of the Fund

•        Dollar amount or number of shares you wish to sell

•        Your name

•        Your account number

•        Signatures of all account owners

Mail your letter to:

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000 for Class A, Class B, and Class C shares)

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com (Internet redemptions are available only for redemptions of less than $50,000 for Class A, Class B and Class C shares)

By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

*Please	indicate which class of shares you are buying or selling when you place your order.

†	Redemptions of $50,000 or more for Class A, Class B and Class C shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Class A, Class B and Class C shares.

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SHAREHOLDER GUIDE

CLASS R SHARES

Class R shares of the Funds are continuously offered to Specified Benefit Plans. See “Class R Shares” above. Plan participants may purchase Class R shares only through their Specified Benefit Plans. In connection with purchases, Specified Benefit Plans are responsible for forwarding all necessary documentation to their Financial Service Firm or the Distributor. Specified Benefit Plans and Financial Service Firms may charge for such services.

Specified Benefit Plans may also purchase Class R shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Specified Benefit Plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the Specified Benefit Plan level.

Specified Benefit Plans which wish to invest directly by mail should send a check payable to Managers Distributors, Inc., along with a complete application form to:

Managers Distributors, Inc.

c/o BNY Mellon Investment Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

The Distributor accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Managers Distributors, Inc. and should clearly indicate the relevant account number. Investors should call the Funds’ transfer agent at 800.548.4539 if they have any questions regarding purchases by mail.

Class R shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a Financial Services Firm) and, generally, Specified Benefit Plans will hold Class R shares (either directly or through a Financial Service Firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, BNY Mellon Investment Servicing (US) Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R share will not be issued.

Class R share may be redeemed through the investor’s plan administrator on any day the NYSE is open. Investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although Specified Benefit plans and Financial Service Firms my charge for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable Specified Benefit Plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their Financial Service Firm promptly and are responsible for ensuring that redemption requests are in proper form. Specified Benefit Plans and Financial Service Firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services. Redemption proceeds will be forwarded to the Specified Benefit Plan or Financial Service Firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

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INVESTMENT MINIMUMS

Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks. Please see “Class B Share Class Closure” on page 21 regarding restrictions on purchasing Fund shares. For Class R shares of the Managers Cadence Capital Appreciation Fund and the Managers Cadence Mid-Cap Fund, Specified Benefits Plans or Financial Service Firms may establish various minimum investment and account size requirements. Plan participants should contact their plan administrator for more information.

Share Class	Initial Investment	Additional Investments
Class A:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Class B:
• Regular Accounts	$—	$100
• Individual Retirement Accounts	$—	$100

Class C:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION

Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of Class A, Class B, or Class C shares you will need to provide the Funds with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.

LIMITATIONS ON THE FUNDS

The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:

•

Redeem your account if its value falls below $500 with respect to Class A, Class B, or Class C shares, due to redemptions you make but not until after a Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

Managers Investment Group	31

SHAREHOLDER GUIDE

•

Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on this page) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. There may be additional risks due to frequent trading activities.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds’ transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds’ transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds’ frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds’ ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers’ funds described above, you also may exchange your shares of the Funds through Managers for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”).

In addition, the following restrictions apply:

•

Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.

•	If you exchange Class A shares of a Fund, you will not be charged an initial sales charge on the shares for which you are exchanging them.

•

Except for a CDSC that may be applicable to your exchange of Class A, Class B or Class C shares, there is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 34.

32	Managers Investment Group

SHAREHOLDER GUIDE

INVESTOR SERVICES (CONTINUED)

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

•	If you sell Class B or Class C shares you acquired through an exchange, we calculate any CDSC from the date you originally purchased the shares that you exchanged.

•

If you sell Class A shares you acquired through an exchange following a purchase of $1 million or more, we determine if a CDSC is applicable by referring to the date you originally purchased the shares that you exchanged to determine if you have held the shares for at least 18 months.

•

For Class R shares of the Managers Cadence Capital Appreciation Fund and the Managers Cadence Mid-Cap Fund, Specified Benefit Plans or Financial Service Firms may impose various additional fees and charges, investment minimums and other requirements with respect to exchanges. Specified Benefit Plans may also limit exchanges to Funds offered as investment options in the plan, and may establish certain privileges with respect to exchanges of Class R shares. Plan participants should contact their plan administrators to exchange Class R shares and for additional information about the exchange privilege. You may exchange Class R shares only with respect to Funds or other eligible series that are registered in your state of residence or where an exemption from registration is available.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.

ACCOUNT STATEMENTS

The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Funds normally declare and pay any income dividends and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

CERTAIN FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.

Each Fund has elected or intends to elect and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owned or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are taxable to you as long-term capital gains.

•	Long-term capital gain rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying

Managers Investment Group	33

SHAREHOLDER GUIDE

CERTAIN FEDERAL INCOME TAX INFORMATION (CONTINUED)

to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2012. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•	Distributions from the sale of investments that the Fund owned or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains for taxable years beginning on or before December 31, 2012, provided that both you and the Fund meet certain holding period and other requirements. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange (including an exchange of a Fund’s shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

Class C shares of a Fund automatically convert to Class A shares of the Fund at the end of the tenth year after purchase (see page 26 for more information). The Internal Revenue Service (the “IRS”) currently treats these automatic conversions as not taxable. If the IRS changes its tax treatment, the Funds may suspend the automatic conversion feature. If this happens, you would have the option to convert your Class C shares at the end of the tenth year to Class A shares. This exchange would be based on the relative NAV of the Class A and the Class C shares and would not result in a sales charge or fee, but you might face certain tax consequences.

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

OTHER TAX MATTERS

Certain of a Fund’s investments, including certain shares of other investment funds such as REITs, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions). Please see the SAI for more detailed tax information.

A Fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the Fund’s return on those investments would generally be decreased. You will generally not be entitled to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund.

34	Managers Investment Group

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the fiscal period ended May 31, 2011 and the previous five fiscal years and is based on the financial information of each Fund and its respective Predecessor Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from each Fund’s and its respective Predecessor Fund’s Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in each Fund’s Annual Report, which is available upon request.

Fiscal year ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Change in Unrealized Gain (Loss)		Total from Invest- ment Operations	Distri- butions to Share- holders from Net Investment Income		Distri- butions to Share- holders from Net Realized Gain on Invest- ments	Total Distri- butions to Share- holders	Net Asset Value End of Period		Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Invest- ment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE CAPITAL APPRECIATION FUND*
Class A
5/31/2011**	$13.34	$0.04	[3]	$4.26	[3]	$4.30	($0.07)		—	($0.07)	$17.57		32.23%[5]	1.10%[6]	0.30%[6]	75%[5]	$110,903	1.16%[6]	0.24%[6]
6/30/2010	11.91	0.03	[3]	1.43	[3]	1.46	(0.03)		—	(0.03)	13.34		12.23%	1.11%	0.24%	103%	108,395	1.11%	0.24%
6/30/2009	18.14	0.04	[3]	(6.27)[3]		(6.23)	(0.00	)#	—	(0.00)#	11.91	[4]	(34.34)%[4]	1.11%	0.26%	154%	157,543	1.11%	0.26%
6/30/2008	21.00	0.02	[3]	(0.92)[3]		(0.90)	(0.06)		($1.90)	(1.96)	18.14		(5.43)%	1.09%	0.08%	134%	399,869	1.09%	0.08%
6/30/2007	19.71	0.04	[3]	2.64	[3]	2.68	(0.02)		(1.37)	(1.39)	21.00		14.18%	1.08%	0.21%	150%	448,379	1.08%	0.21%
6/30/2006	17.93	0.04	[3]	1.74	[3]	1.78	(0.00	)#	—	(0.00)#	19.71		9.95%	1.12%	0.19%	161%	361,002	1.12%	0.19%
Class B
5/31/2011**	$11.96	$(0.06)[3]		$3.81	[3]	$3.75	—		—	—	$15.71		31.35%[5]	1.86%[6]	(0.45)%[6]	75%[5]	$6,128	1.92%[6]	(0.51)%[6]
6/30/2010	10.74	(0.06)[3]		1.28	[3]	1.22	($0.00	)#	—	($0.00 )#	11.96		11.36%	1.86%	(0.52)%	103%	9,420	1.86%	(0.52)%
6/30/2009	16.48	(0.06)[3]		(5.68)[3]		(5.74)	(0.00	)#	—	(0.00)#	10.74	[4]	(34.83)%[4]	1.86%	(0.49)%	154%	14,963	1.86%	(0.49)%
6/30/2008	19.33	(0.12)[3]		(0.83)[3]		(0.95)	(0.00	)#	($1.90)	(1.90)	16.48		(6.17)%	1.84%	(0.66)%	134%	41,429	1.84%	(0.66)%
6/30/2007	18.35	(0.10)[3]		2.45	[3]	2.35	(0.00	)#	(1.37)	(1.37)	19.33		13.36%	1.83%	(0.52)%	150%	60,862	1.83%	(0.52)%
6/30/2006	16.82	(0.10)[3]		1.63	[3]	1.53	(0.00	)#	—	(0.00)#	18.35		9.10%	1.87%	(0.56)%	161%	75,309	1.87%	(0.56)%
Class C
5/31/2011**	$12.00	$(0.05)[3]		$3.81	[3]	$3.76	—		—	—	$15.76		31.33%[5]	1.83%[6]	(0.42)%[6]	75%[5]	$35,881	1.89%[6]	(0.48)%[6]
6/30/2010	10.77	(0.06)[3]		1.29	[3]	1.23	($0.00	)#	—	($0.00 )#	12.00		11.42%	1.86%	(0.51)%	103%	49,075	1.86%	(0.51)%
6/30/2009	16.53	(0.06)[3]		(5.70)[3]		(5.76)	(0.00	)#	—	(0.00)#	10.77	[4]	(34.81)%[4]	1.86%	(0.46)%	154%	55,445	1.86%	(0.46)%
6/30/2008	19.37	(0.12)[3]		(0.82)[3]		(0.94)	(0.00	)#	($1.90)	(1.90)	16.53		(6.16)%	1.84%	(0.67)%	134%	113,744	1.84%	(0.67)%
6/30/2007	18.39	(0.10)[3]		2.45	[3]	2.35	(0.00	)#	(1.37)	(1.37)	19.37		13.33%	1.83%	(0.53)%	150%	134,475	1.83%	(0.53)%
6/30/2006	16.85	(0.10)[3]		1.64	[3]	1.54	(0.00	)#	—	(0.00)#	18.39		9.14%	1.87%	(0.56)%	161%	138,280	1.87%	(0.56)%
Class R
5/31/2011**	$13.32	$0.01	[3]	$4.25	[3]	$4.26	—		—	—	$17.58		31.98%[5]	1.36%[6]	0.04%[6]	75%[5]	$3,924	1.42%[6]	(0.02)%[6]
6/30/2010	11.90	(0.00	)#,3	1.42	[3]	1.42	($0.00	)#	—	($0.00 )#	13.32		11.93%	1.36%	(0.02)%	103%	4,179	1.36%	(0.02)%
6/30/2009	18.17	0.01	[3]	(6.28)[3]		(6.27)	(0.00	)#	—	(0.00)#	11.90	[4]	(34.51)%[4]	1.36%	0.06%	154%	10,553	1.36%	0.06%
6/30/2008	21.04	(0.03)[3]		(0.93)[3]		(0.96)	(0.01)		($1.90)	(1.91)	18.17		(5.68)%	1.34%	(0.16)%	134%	16,864	1.34%	(0.16)%
6/30/2007	19.79	(0.01)[3]		2.66	[3]	2.65	(0.03)		(1.37)	(1.40)	21.04		13.92%	1.33%	(0.04)%	150%	18,552	1.33%	(0.04)%
6/30/2006	18.07	(0.01)[3]		1.75	[3]	1.74	(0.02)		—	(0.02)	19.79		9.62%	1.37%	(0.05)%	161%	13,019	1.37%	(0.05)%

Managers Investment Group	35

FINANCIAL HIGHLIGHTS

*	At the start of business on September 27, 2010, the Allianz CCM Capital Appreciation Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Capital Appreciation Fund.
**	For the period from July 1, 2010, to May 31, 2011.
†	Commencement of operations was July 7, 2008.
#	Rounds to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non- reimbursable expenses, if any, such as interest and taxes.

[3]	Per share numbers have been calculated using average shares.
[4]

Capital contribution from Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P, and Class R, by $0.13 per share and 0.72%, $0.12 per share and 0.73%, $0.12 per share and 0.72%, $0.12 per share and 0.67%, $0.13 per share and 0.70%, $0.13 per share and 0.66%, $0.12 per share and 0.66%, and $0.13 per share and 0.71%,respectively.

[5]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[6]	Annualized.

36	Managers Investment Group

FINANCIAL HIGHLIGHTS

Fiscal year ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)		Total from Investment Operations	Distri- butions to Share- holders from Net Investment Income	Distri butions to Share- holders from Net Realized Gain on Invest- ments	Total Distri- butions to Share- holders	Net Asset Value End of Period	Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE FOCUSED GROWTH FUND*
Class A
5/31/2011**	$6.98	$0.02 [3]	$2.29	[3]	$2.31	($0.05)	($0.26)	($0.31)	$8.98	33.44%[5]	1.08%[6]	0.27%[6]	83%[5]	$3,737	1.47%[6]	(0.12)%[6]
6/30/2010	6.59	0.02 [3]	0.46	[3]	0.48	(0.09)	—	(0.09)	6.98	7.21%	1.12%	0.24%	120%	3,602	1.12%	0.24%
6/30/2009	9.67	0.02 [3]	(3.10)[3]		(3.08)	(0.00)#	—	(0.00)#	6.59	(31.85)%	1.11%	0.26%	156%	4,803	1.11%	0.26%
6/30/2008	10.47	(0.01)[3]	(0.78)[3]		(0.79)	(0.01)	(0.00)#	(0.01)	9.67	(7.55)%	1.12%	(0.13)%	143%	7,418	1.12%	(0.13)%
6/30/2007†	9.30	(0.02)[3]	1.36	[3]	1.34	(0.03)	(0.14)	(0.17)	10.47	14.60%	1.11%[6]	(0.23)%[6]	106%	1,704	1.11%[6]	(0.23)%[6]
Class C
5/31/2011**	$6.85	$(0.04)[3]	$2.25	[3]	$2.21	—	($0.26)	($0.26)	$8.80	32.43%[5]	1.85%[6]	(0.49)%[6]	83%[5]	$1,667	2.24%[6]	(0.88)%[6]
6/30/2010	6.46	(0.04)[3]	0.45	[3]	0.41	($0.02)	—	(0.02)	6.85	6.38%	1.87%	(0.51)%	120%	1,624	1.87%	(0.51)%
6/30/2009	9.55	(0.03)[3]	(3.06)[3]		(3.09)	(0.00)#	—	(0.00)#	6.46	(32.34)%	1.86%	(0.48)%	156%	2,343	1.86%	(0.48)%
6/30/2008	10.42	(0.09)[3]	(0.78)[3]		(0.87)	(0.00)#	(0.00)#	(0.00)#	9.55	(8.30)%	1.86%	(0.89)%	143%	2,706	1.86%	(0.89)%
6/30/2007†	9.30	(0.09)[3]	1.36	[3]	1.27	(0.01)	(0.14)	(0.15)	10.42	13.81%	1.86%[6]	(0.91)%[6]	106%	1,351	1.86%[6]	(0.91)%[6]

*	At the start of business on September 27, 2010, the Allianz CCM Focused Growth Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Focused Growth Fund.
**	For the period from July 1, 2010, to May 31, 2011.
†	Commencement of operations was July 5, 2006.
††	Commencement of operations was September 15, 2006.
‡	Commencement of operations was July 7, 2008.
#	Rounds to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non- reimbursable expenses, if any, such as interest and taxes.

[3]	Per share numbers have been calculated using average shares.
[4]	Rounds to less than 0.01%
[5]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[6]	Annualized.

Managers Investment Group	37

FINANCIAL HIGHLIGHTS

Fiscal year ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)		Total from Investment Operations	Distri- butions to Shareholders from Net Investment Income	Distri- butions to Share- holders from Net Realized Gain on Invest- ments	Total Distri- butions to Share- holders	Net Asset Value End of Period		Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE MID-CAP FUND*
Class A
5/31/2011**	$18.23	$(0.01)[3]	$8.10	[3]	$8.09	($0.03)	—	($0.03)	$26.29		44.38%[6]	1.10%[7]	(0.05)%[7]	85%[6]	$174,948	1.18%[7]	(0.13)%[7]
6/30/2010	15.57	(0.03)[3]	2.69	[3]	2.66	—	—	—	18.23		17.08%	1.11%	(0.14)%	107%	155,574	1.11%	(0.14)%
6/30/2009	25.56	(0.03)[3]	(9.96)[3]		(9.99)	—	—	—	15.57	[5]	(39.08)%[5]	1.11%	(0.20)%	148%	175,461	1.11%	(0.20)%
6/30/2008	28.34	(0.07)[3]	0.36	[3]	0.29	—	($3.07)	(3.07)	25.56		0.31%	1.09%	(0.28)%	149%	307,962	1.09%	(0.28)%
6/30/2007	27.57	(0.01)[3]	3.65	[3]	3.64	—	(2.87)	(2.87)	28.34		14.52%	1.09%	(0.05)%	164%	334,271	1.09%	(0.05)%
6/30/2006	24.47	(0.02)[3]	3.12	[3]	3.10	—	—	—	27.57	[4]	12.67%[4]	1.11%	(0.06)%	174%	353,019	1.11%	(0.06)%
Class B
5/31/2011**	$16.16	$(0.15)[3]	$7.16	[3]	$7.01	—	—	—	$23.17		43.38%[6]	1.85%[7]	(0.81)%[7]	85%[6]	$10,203	1.93%[7]	(0.89)%[7]
6/30/2010	13.91	(0.15)[3]	2.40	[3]	2.25	—	—	—	16.16		16.18%	1.86%	(0.90)%	107%	12,120	1.86%	(0.90)%
6/30/2009	23.00	(0.15)[3]	(8.94)[3]		(9.09)	—	—	—	13.91	[5]	(39.52)%[5]	1.86%	(0.98)%	148%	17,882	1.86%	(0.98)%
6/30/2008	25.97	(0.25)[3]	0.35	[3]	0.10	—	($3.07)	($3.07)	23.00		(0.44)%	1.84%	(1.02)%	149%	47,947	1.84%	(1.02)%
6/30/2007	25.68	(0.19)[3]	3.35	[3]	3.16	—	(2.87)	(2.87)	25.99		13.67%	1.84%	(0.79)%	164%	64,763	1.84%	(0.79)%
6/30/2006	22.96	(0.20)[3]	2.92	[3]	2.72	—	—	—	25.68	[4]	11.85%[4]	1.86%	(0.81)%	174%	85,023	1.86%	(0.81)%
Class C
5/31/2011**	$16.17	$(0.14)[3]	$7.16	[3]	$7.02	—	—	—	$23.19		43.41%[6]	1.83%[7]	(0.81)%[7]	85%[6]	$27,311	1.91%[7]	(0.89)%[7]
6/30/2010	13.91	(0.15)[3]	2.41	[3]	2.26	—	—	—	16.17		16.25%	1.86%	(0.89)%	107%	39,374	1.86%	(0.89)%
6/30/2009	23.01	(0.15)[3]	(8.95)[3]		(9.10)	—	—	—	13.91	[5]	(39.55)%[5]	1.86%	(0.96)%	148%	41,542	1.86%	(0.96)%
6/30/2008	25.99	(0.25)[3]	0.34	[3]	0.09	—	($3.07)	($3.07)	23.01		(0.48)%	1.84%	(1.02)%	149%	86,421	1.84%	(1.02)%
6/30/2007	25.69	(0.20)[3]	3.37	[3]	3.17	—	(2.87)	(2.87)	25.99		13.71%	1.84%	(0.80)%	164%	102,361	1.84%	(0.80)%
6/30/2006	22.97	(0.20)[3]	2.92	[3]	2.72	—	—	—	25.69	[4]	11.84%[4]	1.86%	(0.80)%	174%	122,217	1.86%	(0.80)%
Class R
5/31/2011**	$18.22	$(0.06)[3]	$8.09	[3]	$8.03	—	—	—	$26.25		44.07%[6]	1.35%[7]	(0.31)%[7]	85%[6]	$21,248	1.43%[7]	(0.39)%[7]
6/30/2010	15.61	(0.07)[3]	2.68	[3]	2.61	—	—	—	18.22		16.72%	1.36%	(0.39)%	107%	22,485	1.36%	(0.39)%
6/30/2009	25.67	(0.07)[3]	(9.99)[3]		(10.06)	—	—	—	15.61	[5]	(39.19)%[5]	1.36%	(0.43)%	148%	32,069	1.36%	(0.43)%
6/30/2008	28.52	(0.14)[3]	0.36	[3]	0.22	—	($3.07)	($3.07)	25.67		0.04%	1.34%	(0.52)%	149%	48,771	1.34%	(0.52)%
6/30/2007	27.79	(0.08)[3]	3.68	[3]	3.60	—	(2.87)	(2.87)	28.52		14.25%	1.34%	(0.31)%	164%	47,308	1.34%	(0.31)%
6/30/2006	24.73	(0.08)[3]	3.14	[3]	3.06	—	—	—	27.79	[4]	12.37%[4]	1.36%	(0.31)%	174%	40,579	1.36%	(0.31)%

38	Managers Investment Group

FINANCIAL HIGHLIGHTS

*	At the start of business on September 27, 2010, the Allianz CCM Mid-Cap Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Mid-Cap Fund.
**	For the period from July 1, 2010, to May 31, 2011.
†	Commencement of operations was July 7, 2008.
#	Rounds to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non- reimbursable expenses, if any, such as interest and taxes.

[3]	Per share numbers have been calculated using average shares.
[4]

Payments from Affiliates increased the end of period net asset value and the total return. If the Affiliates had not made these payments, the end of period net asset value and total return would have been reduced by $0.02 per share and 0.06% to 0.07%, respectively.

[5]

Capital contribution from Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P, and Class R, by $0.21per share and 0.83%, $0.19 per share and 0.83%, $0.19 per share and 0.82%, $0.24 per share and 0.93%, $0.22 per share and 0.82%, $0.21 per share and 0.81%, $0.20 per share and 0.79%, and $0.21 per share and 0.82%,respectively.

[6]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[7]	Annualized.

Managers Investment Group	39

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HOW TO CONTACT US

MANAGERS CADENCE CAPITAL APPRECIATION FUND

MANAGERS CADENCE FOCUSED GROWTH FUND

MANAGERS CADENCE MID-CAP FUND

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

333 W. Wacker Drive

Chicago, Illinois 60606

312.424.1200 or 800.835.3879

SUBADVISOR

Cadence Capital Management LLC

265 Franklin Street, 11th Floor

Boston, MA 02110

DISTRIBUTOR

Managers Distributors, Inc.

333 W. Wacker Drive

Chicago, Illinois 60606

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

Managers Investment Group	41

Managers INVESTMENT GROUP Mutual funds Seperate Accounts Investment solutions October 01, 2011 PROSPECTUS Managers Funds

WHERE TO FIND ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. To request free copies of these materials or to make other inquiries, please contact the Funds:

• By telephone:

800.835.3879

• By mail: Managers Funds 800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

• On the Internet:

Electronic copies are available on our Web site at www.managersinvest.com

Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus. Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2011 Managers Investment Group LLC

Investment Company Act Registration Number 811-03752

managersinvest.com As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

THE MANAGERS FUNDS

MANAGERS CADENCE CAPITAL APPRECIATION FUND

Class A: MPAFX

Class B: MCFBX

Class C: MPCFX

Class R: MPRFX

Institutional Class: MPCIX

Class P: MCFPX

Administrative Class: MCFYX

Class D: MCFDX

MANAGERS CADENCE EMERGING COMPANIES FUND

Institutional Class: MECIX

Administrative Class: MECAX

MANAGERS CADENCE FOCUSED GROWTH FUND

Class A: MFAGX

Class C: MGCFX

INSTITUTIONAL CLASS: MFIGX

CLASS P: MFPGX

ADMINISTRATIVE CLASS: MFYGX

CLASS D: MFDGX

MANAGERS CADENCE MID-CAP FUND

CLASS A: MCMAX

CLASS B: MCMBX

CLASS C: MCMCX

CLASS R: MCMRX

INSTITUTIONAL CLASS: MCMFX

CLASS P: MCMPX

ADMINISTRATIVE CLASS: MCMYX

CLASS D: MCMDX

STATEMENT OF ADDITIONAL INFORMATION

DATED October 1, 2011

You can obtain a free copy of the prospectus of each of Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund (each a “Fund” and collectively the “Funds”), dated October 1, 2011, as supplemented from time to time (each a “Prospectus,” and collectively the “Prospectuses”), by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.managersinvest.com. Each Fund’s Prospectus provides the basic information about investing in that Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with each Fund’s Prospectus.

On September 27, 2010, the Managers Cadence Capital Appreciation Fund acquired the assets of the Allianz CCM Capital Appreciation Fund, a series of Allianz Funds (“Allianz Funds”), the Managers Cadence Emerging Companies Fund acquired the assets of the Allianz CCM Emerging Companies Fund, a series of Allianz Funds, the Managers Cadence Focused Growth Fund acquired the assets of the Allianz CCM Focused Growth Fund, a series of Allianz Funds, and the Managers Cadence Mid-Cap Fund acquired the assets of the Allianz CCM Mid-Cap Fund, a series of Allianz Funds (the Allianz CCM Capital Appreciation Fund, the Allianz CCM Emerging Companies Fund, the Allianz CCM Focused Growth Fund and the Allianz CCM Mid-Cap Fund each referred to as a “Predecessor Fund,” and collectively as the “Predecessor Funds”). Pursuant to these acquisitions, the Predecessor Funds were reorganized into the corresponding Funds (the “Reorganizations”) and the Funds became the accounting and performance survivors of these Reorganizations and the successor funds to the Predecessor Funds.

Recently, each Fund changed its fiscal year end from June 30th to May 31st. The Funds’ fiscal year ending May 31, 2011 includes only the period from July 1, 2010 to May 31, 2011.

Each Fund’s audited Financial Statements for the fiscal year ended May 31, 2011 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm from each Fund’s Annual Report for the fiscal year ended May 31, 2011 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual Report are available without charge by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.managersinvest.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

i

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund (each a “Fund,” and collectively the “Funds”). Each Fund is a series of shares of beneficial interest of The Managers Funds (the “Trust”), a Massachusetts business trust. The Trust and each Fund are part of the Managers Family of Funds, which consists of 39 open-end mutual funds in the Trust, Managers Trust I, Managers Trust II, and Managers AMG Funds (the “Managers Fund Complex”). The Trust was organized on November 23, 1987.

Each of the Managers Cadence Capital Appreciation Fund (the “Capital Appreciation Fund”) and the Managers Cadence Mid-Cap Fund (the “Mid-Cap Fund”) has established eight classes of shares: Class A, Class B, Class C, Class D, Class R, Institutional Class, Administrative Class and Class P shares. The Managers Cadence Emerging Companies Fund (the “Emerging Companies Fund”) has established two classes of shares: Institutional Class and Administrative Class shares. The Managers Cadence Focused Growth Fund (the “Focused Growth Fund”) has established six classes of shares: Class A, Class C, Class D, Institutional Class, Administrative Class and Class P shares.

This SAI describes the financial history, management and operation of the Funds, as well as each Fund’s investment objectives and policies. It should be read in conjunction with each Fund’s current prospectus dated October 1, 2011, as supplemented from time to time (each a “Prospectus,” and collectively the “Prospectuses”). The executive office of the Trust is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Managers Investment Group LLC (the “Investment Manager” or “Managers”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the overall administration of the Funds. It selects and recommends, subject to the approval of the Trust’s Board of Trustees (the “Trustees”), an independent asset manager, or a team of independent asset managers, known as a “subadvisor” or “subadvisors,” to manage each Fund’s investment portfolio. The Investment Manager also monitors the performance, security holdings and investment strategies of these subadvisor(s) and researches any potential new subadvisors for the Funds. See “Management of the Funds” for more information.

Investments in the Funds are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

INVESTMENT POLICIES

The following is additional information regarding the investment policies used by each Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Trust is an open-end investment management company, and each Fund is a diversified series of the Trust.

The table below shows the types of securities and instruments that may be purchased by the Funds to the extent such investments are permitted by applicable law. For a more complete description of the types of securities and techniques that may be utilized by the Funds, see “Investment Techniques and Associated Risks” below. The information below does not describe every type of investment, technique or risk to which each Fund may be exposed. Each Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.” Also see “Quality and Diversification Requirements.”

Investment Practices	Managers Cadence Capital Appreciation Fund	Managers Cadence Emerging Companies Fund	Managers Cadence Focused Growth Fund	Managers Cadence Mid- Cap Fund
Borrowing	X	X	X	X

Commercial Paper	X	X	X	X

Equity Securities	X	X	X	X

Foreign Currency Considerations	X	X	X	X

Foreign Securities	X	X	X	X

Illiquid Securities, Private Placements and Certain Unregistered Securities	X	X	X	X

Interfund Lending	X	X	X	X

Investment Company Securities	X	X	X	X

Money Market Instruments and Cash Equivalents	X	X	X	X

Real Estate Investment Trusts	X	X	X	X

Reverse Repurchase Agreements	X	X	X	X

Rights and Warrants	X	X	X	X

When-Issued, Delayed Delivery and Forward Commitment Transactions	X	X	X	X

Investment Techniques and Associated Risks

(1) Borrowing. Each Fund may borrow from banks and enter into reverse repurchase agreements or forward or dollar roll transactions or through an interfund lending program with other series of trusts managed by the Investment Manager up to 33 1/3% of the value of the Fund’s total assets taken at market value (computed at the time the loan is made), including the amount borrowed, in order to take advantage of investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. In addition, each Fund may borrow up to an additional 5% of its total assets for temporary purposes. Typically, a Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. In addition, the Trust, on behalf of each Fund, has entered into a master interfund lending agreement that would allow each Fund to borrow, for temporary purposes only, from other funds in the Managers Fund Complex managed by the Investment Manager, subject to each Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”). Please see “Interfund Lending” below for more information. If a Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If a Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, a Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.

(2) Commercial Paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of up to nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

The commercial paper purchased by the Funds may be rated or unrated. At the time any of the Funds invest in taxable commercial paper, the issuer must have an outstanding debt rated A-1 or higher by S&P or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s (or a similar rating by any nationally recognized statistical rating organization). If no such ratings are available, the investment must be of comparable quality in the opinion of the Investment Manager or the Fund’s Subadvisor.

(3) Equity Securities. The Funds may invest in equity securities. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the over-the-counter (“OTC”) market. More information on the various types of equity investments in which the Funds may invest appears below.

Common Stock. Common stocks are securities that represent a unit of ownership in a corporation. A Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased. Prices of common stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.

The stocks of micro-, small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

Depositary Receipts. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. American Depositary Receipts (“ADRs”) are negotiable receipts issued by a United States bank or trust company, trade in U.S. markets and evidence ownership of securities in a foreign company which have been deposited with such bank or trust’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted.

Investing in GDRs, ADRs and EDRs presents risks not present to the same degree as investing in domestic securities even though a Fund will purchase, sell and be paid dividends on GDRs, ADRs and EDRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. A Fund may be required to pay foreign withholding or other taxes on certain of its GDRs, ADRs or EDRs, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. Unsponsored GDRs, ADRs and EDRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored GDRs, ADRs and EDRs may be less liquid than sponsored GDRs, ADRs and EDRs. Additionally, there generally is less publicly available information with respect to unsponsored GDRs, ADRs and EDRs.

Initial Public Offerings (“IPOs”). The Funds may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights. Prices of preferred stocks may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

(4) Foreign Currency Considerations. Changes in foreign exchange rates will affect the U.S. dollar value of securities that are denominated in non-U.S. currencies. In addition, a Fund’s income from foreign currency-denominated securities is typically denominated in foreign currency. When a Fund receives income denominated in foreign currencies, it computes the U.S. dollar value of that income earned by the Fund for purposes of determining Fund distributions at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. dollar between the time that the Fund earns the income and the time that the income is converted into U.S. dollars, the Fund may be required to liquidate other assets in order to make up the shortfall.

Forward Foreign Currency Exchange Contracts. The Funds may enter into forward currency contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will be able to close out a forward currency contract at a favorable price prior to maturity.

A Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might purchase a currency forward to “lock in” the dollar price of securities denominated in that currency which it anticipated purchasing. To avoid leverage in connection with forward currency transactions, a Fund will set aside with its custodian securities considered to be liquid by the Fund’s subadvisor in accordance with procedures established by the Trustees, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts, in an amount equal to open positions in forwards used for non-hedging purposes.

The use of currency contracts entails certain risks. Forward currency contracts are not traded on regulated exchanges. When a Fund enters into a forward currency contract, it incurs the risk of default by the counterparty to the transaction. Currency markets may not move as predicted or a Fund may not be able to enter into an offsetting transaction when desired, resulting in losses.

(5) Foreign Securities. The Funds may invest in foreign securities, including securities of non-U.S. issuers directly or in the form of ADRs, EDRs, GDRs, or other securities representing underlying shares of foreign issuers, described under “Depositary Receipts” above, subject to any restrictions set forth in each Fund’s Prospectus and this SAI.

Investment in securities of foreign entities and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, there may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, and foreign issuers are often subject to accounting, auditing and financial reporting standards and requirements and engage in business practices different from those of domestic issuers of similar securities or obligations. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Foreign issuers also are usually not subject to the same degree of regulation as domestic issuers, and many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The value of a Fund’s portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

The Funds will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by a Fund’s Subadvisor to be fully exchangeable into U.S. dollars without legal restriction. A Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that a Fund invests in ADRs, the depositary bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which a Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Therefore, a Fund may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country which permits direct foreign investment. Please see “Investment Policies – Investment Company Securities” below for more information on the risks of investing in other investment companies.

A Fund’s interest and dividend income from foreign issuers may be subject to non-U.S. withholding and other foreign taxes. A Fund also may be subject to taxes on trading profits in some countries. In addition, many of countries have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies, and thus increase the cost to the Fund of investing in any country imposing such taxes. For United States federal income tax purposes, it is not expected that United States shareholders will be entitled to a credit or deduction to the extent of any foreign income taxes paid by a Fund. See “Certain Federal Income Tax Matters” below for more information.

Emerging Markets. The risks of foreign investing are of greater concern in the case of investments in emerging markets. Any investments in securities in or otherwise exposed to emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. Such investments may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

(6) Illiquid Securities, Private Placements and Certain Unregistered Securities. Each Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. A Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. Subject to this limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in a Fund’s portfolio. The price a Fund’s portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be liquid or illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis.

Investment in these securities entails the risk to a Fund that there may not be a buyer for these securities at a price which a Fund believes represents the security’s value should the Fund wish to sell the securities. If a security a Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

(7) Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Funds have entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which a Fund would lend money and borrow money for temporary purposes directly to and from another fund in the Managers Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund in the Managers Fund Complex, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the Fund’s fundamental investment restrictions.

No Fund may lend to another fund in the Managers Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. A Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

(8) Investment Company Securities. Each Fund may invest some portion of its assets in shares of other investment companies, including exchange traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objective of each Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. A Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor and Subadvisor to the Funds will consider such fees in determining whether to invest in other investment companies. A Fund will invest only in investment companies, or classes thereof, that do not charge a sales load; however, a Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies and ETFs.

The return on a Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Fund’s investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. A Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

The provisions of the 1940 Act may impose certain limitations on a Fund’s investments in other investment companies. In particular, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). A Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. In addition, pursuant to rules adopted by the SEC, a Fund may invest (1) in shares issued by money market funds, including certain unregistered money market funds, and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, each Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. A Fund will notify its shareholders prior to initiating such an arrangement.

The SEC has issued an exemptive order to iShares® Trust and iShares, Inc. (“iShares®”), which are open-end management investment companies registered under the 1940 Act. The order permits other investment companies, such as the Funds, to invest in the various series of iShares® in excess of the Limitation, subject to certain terms and conditions, including that the investment companies enter into an agreement with iShares®. iShares® are “index funds” that operate as ETFs and seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular market index (e.g., S&P 500 Index, Russell 2000® Index); shares of iShares® are traded on national securities exchanges, such as the NYSE and American Stock Exchange. In accordance with the exemptive order, the Funds may enter into such an agreement with iShares® in order to permit the Funds to invest in iShares® in excess of the Limitation. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor iShares® make any representations regarding the advisability of investing in the Funds. To the extent other investment companies obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other investment companies in excess of the Limitation.

(9) Money Market Instruments and Cash Equivalents. Money market instruments may include, among other things, cash equivalents and short-term U.S. Government securities. Money market instruments may also include variable amount master demand notes, which are corporate obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower, and which permit daily changes in the amounts borrowed. The Fund has the right to increase the amount invested under such notes at any time up to the full amount provided by the note agreement or to decrease the amount, while the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

Cash equivalents include bank obligations, certificates of deposit, bankers acceptances, time deposits, commercial paper, short-term corporate debt securities with a remaining maturity of 397 days or less and repurchase agreements with banks or registered broker-dealers. The Funds may invest in cash equivalents and money market instruments to the extent that such investments are consistent with the Fund’s investment objectives, policies and restrictions, as discussed in each Fund’s Prospectus. A description of the various types of cash equivalents and money market instruments that may be purchased by the Funds appears below.

Bank Obligations. The Funds may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) or savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Repurchase Agreements. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.

Repurchase agreements are subject to certain risks that may adversely affect the Funds. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, a Fund’s ability to dispose of the collateral may be delayed or limited. Generally, the period of these repurchase agreements will be short, and usually the Funds will not enter into a repurchase agreement for a period of more than seven (7) days.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(10) Real Estate Investment Trusts (“REITs”). The Funds may invest in REITs, which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interest.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as a Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risk of financing projects. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and such prepayment may diminish the yield on securities issued by such mortgage REITs. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the special tax treatment accorded REITs under the Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

(11) Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon by the parties. The price reflects interest at a rate in effect for the term of the agreement. For the purposes of the 1940 Act, a reverse repurchase agreement is treated as a borrowing and, therefore, a form of leverage which may magnify any gains or losses for a Fund.

A Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. A Fund will earmark or establish and maintain a segregated account with the Custodian consisting of liquid assets in an amount that is at least equal to the amount of its obligation under the reverse repurchase agreement.

(12) Rights and Warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time. The holder of a right or warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the right or warrant. While rights normally have a short life, usually two to four weeks, warrants normally have a life that is measured in years. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant.

Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

(13) When-Issued, Delayed Delivery and Forward Commitment Transactions. Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining its average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is each Fund’s policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

In connection with these transactions, a Fund will maintain a segregated account with its Custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, a Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, a Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow a Fund to hedge against changes in interest rates.

Each Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund holds until the settlement date, in a segregated account, cash or liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. The Funds may also enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous return or price. Although a Fund will generally enter into a forward commitment with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement if the Investment Manager and the subadvisor deem it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

ADDITIONAL INVESTMENT POLICIES

Quality and Diversification Requirements

Each of the Funds intends to meet the requirements to be a diversified company under the 1940 Act as currently in effect. Because a non-diversified fund can invest a greater percentage of its assets in a small number of issuers or a single issuer, investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Funds. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Each Fund may not:

(1) Issue senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of a Fund’s total assets (including the amount borrowed) taken at market value from banks, through reverse repurchase agreements or forward or dollar roll transactions or through an interfund lending program with other series of trusts managed by the Investment Manager, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter under the 1933 Act.

(4) Purchase or sell real estate, except that each Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except each Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, repurchase agreements and other derivative instruments entered into in accordance with the Fund’s investment policies.

(6) Make loans, except that each Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of trusts managed by the Investment Manager provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of a Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

Any restriction on investments or use of assets, including, but not limited to, percentage and rating restrictions, set forth in this SAI or each Fund’s Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, percentage held, rating or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by the Funds.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with each Fund’s investment policies and applicable law.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with each Fund’s investment policies.

For purposes of investment restriction (5) above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subject such swaps to regulation by the CFTC, the Fund will not consider such instruments to be commodities or commodity contracts for purposes of this restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by Standard & Poor’s (“S&P”) and Morgan Stanley Capital International.

Portfolio Turnover

Generally, each Fund purchases securities for investment purposes and not for short-term trading profits. However, each Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to a Fund and may increase shareholders’ tax liability.

The portfolio turnover rates for the Funds and the Predecessor Funds for the fiscal years ended June 30, 2010 and May 31, 2011 are as follows:

Capital Appreciation Fund

Fiscal Year Ending	Portfolio Turnover Rate
June 30, 2010	103%
May 31, 2011	75%

Emerging Companies Fund

Fiscal Year Ending	Portfolio Turnover Rate
June 30, 2010	129%
May 31, 2011	93%

Focused Growth Fund

Fiscal Year Ending	Portfolio Turnover Rate
June 30, 2010	120%
May 31, 2011	83%

Mid-Cap Fund

Fiscal Year Ending	Portfolio Turnover Rate
June 30, 2010	107%
May 31, 2011	85%

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders. The Funds will disclose their portfolio holdings on a monthly basis on the 10th business day of the following month by posting this information on the Funds’ website. The Chief Compliance Officer of the Funds may designate an earlier or later date for public disclosure of each Fund’s portfolio holdings. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Funds that the disclosures are in the best interests of Fund shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Funds), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Funds will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of Fund shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about each Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Funds may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the Subadvisor; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York Mellon); financial printers (R.R. Donnelley, Merrill Corp.); counsel to the Funds (Ropes & Gray LLP) or counsel to the independent trustees of the Funds (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the Custodian. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with Fund operations. In addition, the Funds provide portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Morningstar, FT Interactive, FactSet, Wilshire Associates, RiskMetrics and Abel Noser. The Funds may disclose non-public current portfolio holdings information to FT Interactive on a daily basis for valuation purposes, to FactSet on a daily basis for portfolio holdings analysis, to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis, to RiskMetrics on a daily basis for voting of proxies and to Abel Noser on a quarterly basis for trade analytics. The Funds also provide current portfolio holdings information to Lipper, Morningstar, Thompson Financial, ValueLine and various institutional investment consultants and other related firms, but only after such information has already been disclosed to the general public.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Funds’ portfolio holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The President, Treasurer and Secretary hold office until a successor has been duly elected and qualified. Other officers serve at the pleasure of the Trustees.

Independent Trustees

The Trustees in the following table are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”). William E. Chapman serves as the Independent Chairman of the Board of Trustees.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	39	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 portfolios)	Significant board experience; currently professor of finance; audit committee financial expert.

William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Trustee of Bowdoin College (2002-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002- Nov. 2009)	39	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 portfolios)	Significant board experience; significant executive experience with several financial services firms; continuing service as Independent Chairman of the Board of Trustees.

Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	39	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 portfolios)	Significant board experience; practicing attorney; continuing service as Chairman of the Trust’s Audit Committee.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Steven J. Paggioli DOB: 4/3/50	Trustee since 1993	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	39	Trustee, Professionally Managed Portfolios (40 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel; Trustee of Aston Funds (26 portfolios)	Significant board experience; significant executive experience with several financial services firms; former service with financial service regulator; audit committee financial expert.

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	39	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 portfolios)	Significant board experience; former practicing attorney; currently professor of law.

Thomas R. Schneeweis DOB: 5/10/47	Trustee since 1987	Professor of Finance, University of Massachusetts (1977-Present); Director, CISDM at the University of Massachusetts, (1996-Present); Partner, TRS Associates (1982-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present);	39	Trustee of Aston Funds (26 portfolios)	Significant board experience; currently professor of finance; significant executive experience with several investment partnerships.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Partner, S Capital Management, LLC (2007-Present)

*	The Fund complex consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Mr. Streur is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with the Investment Manager and Managers Distributors, Inc. Ms. Carsman is an interested person of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG, and her former position as Chief Legal Officer of the Trust. Mr. Streur serves as President of the Trust and Funds.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE/ OFFICER*	OTHER DIRECTORSHIPS HELD BY TRUSTEE/ OFFICER DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John H. Streur DOB: 2/6/60	Trustee since 2008 President and Principal Executive Officer since 2008	Senior Managing Partner, Managers Investment Group LLC (2006-Present); Managing Partner, Managers Investment Group LLC (2005-2006); Chief Executive Officer, President and Chief Operating Officer, The Burridge Group LLC (1996-2004)	39	None	Significant board experience; significant executive experience with several financial services firms; former chief executive officer of asset management firm; continuing service as President of the Trust.

Christine C. Carsman DOB: 4/2/52	Trustee since 2011	Deputy General Counsel, Affiliated Managers Group, Inc. (2011-Present); Senior Vice President and Chief Regulatory Counsel,	39	None	Significant business, legal and risk management experience with several financial services firms; former practicing attorney at private law firm; significant experience as an officer of the Trust, including as

Affiliated Managers Group, Inc. (2004-Present); Secretary and Chief Legal Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	Chief Legal Officer.

*	The Fund complex consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, and experience, qualifications, attributes or skills for serving as Trustees are shown in the tables above. The summaries relating to the experience, qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Trustees are counseled by their own separate, independent legal counsel, who participates in Board meetings and interacts with Managers, and also may benefit from information provided by the Trust’s and Managers’ legal counsel. Both Independent Trustee and Trust counsel have significant experience advising funds and fund board members. The Board and its Committees have the ability to engage other experts, including the Funds’ independent public accounting firm, as appropriate. The Board evaluates its performance on an annual basis.

Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
Lewis Collins DOB: 2/22/66	Secretary since 2011; Chief Legal Officer since 2011	Senior Counsel, Affiliated Managers Group, Inc. (2002-Present); Senior Vice President, Affiliated Managers Group, Inc. (2010-Present); Vice President, Affiliated Managers Group, Inc. (2006-2010); Director, Affiliated Managers Group, Inc. (2002-2006); Attorney, Ropes & Gray LLP (1998-2002)

Donald S. Rumery DOB: 5/29/58	Chief Financial Officer since 2007; Treasurer since 1995	Senior Vice President, Managers Investment Group LLC (2005-Present); Chief Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2007-Present); Principal Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2008-Present); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Treasurer, The Managers Funds (1995-Present); Treasurer, Managers AMG Funds (1999-Present)

Keitha L. Kinne DOB: 5/16/58	Chief Operating Officer since 2007	Managing Partner and Chief Operating Officer, Managers Investment Group LLC (2007-Present); Chief Investment Officer, Managers Investment Group LLC (2008-Present); Chief Operating Officer, The Managers Funds, Managers Trust I, Managers Trust II, and Managers AMG Funds (2007-Present); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006); Senior Vice President, Prudential Investments (1999-2004)

John J. Ferencz DOB: 3/09/62	Chief Compliance Officer since 2010	Vice President, Legal and Compliance, Managers Investment Group LLC (2010-Present); Senior Compliance Analyst, Mutual Funds and Regulatory, GE Asset Management Incorporated (2005-2010)

Michael Ponder DOB: 9/12/73	Assistant Secretary since 2011	Senior Vice President and Counsel, Managers Investment Group LLC (2011-Present); Attorney, DeNovo Legal (2009-2010); Vice President, Credit Suisse (2007-2009); Associate, Willkie Farr & Gallagher LLP (2006-2007)

Trustee Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Funds Beneficially Owned as of December 31, 2010	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies* Beneficially Owned as of December 31, 2010
Independent Trustees: Jack W. Aber William E. Chapman, II Edward J. Kaier Steven J. Paggioli Eric Rakowski Thomas R. Schneeweis	None Over $100,000 None None None None	Over $100,000 Over $100,000 Over $100,000 Over $100,000 $50,001-$100,000 Over $100,000

Interested Trustees: Christine C. Carsman John H. Streur	None None	Over $100,000 Over $100,000

*	The Family of Investment Companies consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I, and Managers Trust II.

Board Leadership Structure and Risk Oversight

The following provides an overview of the leadership structure of the Board of Trustees of The Managers Funds (the “Board”) and the Board’s oversight of the Funds’ risk management process. The Board consists of eight Trustees, six of whom are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”). An Independent Trustee serves as Chairman of the Board of Trustees. In addition, the Board also has two standing committees, the Audit Committee and Governance Committee (the “Committees”) (discussed below) comprised exclusively of Independent Trustees, to which the Board has delegated certain authority and oversight responsibilities.

The Board’s role in management of the Trust is oversight, including oversight of the Funds’ risk management process. The Board meets regularly on at least a quarterly basis and at these meetings the officers of the Funds and the Funds’ Chief Compliance Officer report to the Board on a variety of matters. A portion of each regular meeting is devoted to an executive session of the Independent Trustees, the Independent Trustees’ separate, independent legal counsel, and the Funds’ Chief Compliance Officer, at which no members of management are present. In executive session, the Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board, including fund governance, compliance, and leadership issues. When considering these matters, the Independent Trustees are advised by their separate, independent legal counsel. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

The Managers Funds has retained Managers as the Funds’ investment adviser and administrator. Managers provides the Funds with investment advisory services, and is responsible for day-to-day management and administration of the Funds, and management of the risks that arise from the Funds’ investments and operations. Employees of Managers serve as several of the Funds’ officers, including the Funds’ President. The Board provides oversight of the services provided by Managers and the Funds’ officers, including their risk management activities. On an annual basis, the Funds’ Chief Compliance Officer conducts a compliance review and risk assessment and prepares a written report relating to the review and assessment that is provided to the Board for review and discussion. The risk assessment includes a broad-based review of the risks inherent to the Funds, the controls designed to address those risks, and selective testing of those controls to determine whether they are operating effectively and are reasonably designed. In addition, each Committee of the Board provides oversight of Managers’ risk management activities with respect to the particular activities within the Committee’s purview. In the course of providing oversight, the Board and the Committees receive a wide range of reports on the Funds’ activities, including regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant Committees meet periodically with the Funds’ Chief Legal Officer to receive reports on Managers’ risk management activities. The Board also meets periodically with the Funds’ Chief Compliance Officer to receive reports regarding the compliance of the Funds with federal and state securities laws and the Funds’ internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds’ subadvisers and Managers’ investment research team to receive reports regarding the management of the Funds, including their investment risks. The Board also meets periodically with the Funds’ Chief Financial Officer, Chief Operating Officer, and other senior personnel of Managers to hear generally about Managers’ business operations.

Board Committees

As described below, the Board of Trustees has two standing Committees, each of which is chaired by an Independent Trustee. The Board has not established a formal risk oversight committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Edward J. Kaier serves as the chairman of the Audit Committee. Under the terms of its charter, the Audit Committee (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Funds’ financial statements; (c) reviews and assesses the performance, approves the compensation, and approves or ratifies the appointment, retention or termination of the Trust’s independent registered public accounting firm, (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audit of the Funds, and pre-approve the audit services provided by the independent registered public accounting firm, (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm, periodically as the need arises, but not less frequently than annually, matters bearing upon its status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues of which the Audit Committee is aware that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The chairman of the Audit

Committee or his designee also may carry out the duties of the Pricing Committee from time to time. The Audit Committee met two times during the fiscal year ended May 31, 2011.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. William E. Chapman serves as the chairman of the Governance Committee. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met seven times during the fiscal year ended May 31, 2011.

Trustees’ Compensation

For their services as Trustees of the Trust and other mutual funds within the Managers Fund Complex for the fiscal year ended May 31, 2011, the Trustees were compensated as follows:

Compensation Table:

Name of Trustee	Aggregate Compensation from the Funds (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:

Jack W. Aber	$12,857	$97,035
William E. Chapman II (c)	$15,157	$114,400
Edward K. Kaier (d)	$13,708	$103,460
Steven J. Paggioli	$12,857	$97,035
Eric Rakowski	$12,857	$97,035
Thomas R. Schneeweis	$12,857	$97,035

Interested Trustees:
Christine C. Carsman	None	None
John H. Streur	None	None

(a)	Each Fund commenced operations on September 27, 2010. Because the Funds have not completed their first full fiscal year, compensation is estimated for the current fiscal year ending May 31, 2012. The Trust does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the fiscal year ended May 31, 2011, which consists of the period July 1, 2010 to May 31, 2011, for services as a Trustee of the Managers Fund Complex, which, as of May 31, 2011, consisted of 39 funds in the Trust, Managers AMG Funds, Managers Trust I and Managers Trust II.

(c)	Mr. Chapman receives an additional $20,000 annually for serving as the Independent Chairman, which is reflected in the chart above.
(d)	Mr. Kaier receives an additional $8,000 annually for serving as the Audit Committee Chairman, which is reflected in the chart above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 15, 2011, the persons or entities listed below owned beneficially or of record 5% or more of the outstanding shares of each class of each Fund. As of September 15, 2011, the Trust did not know of any person or entity who owned beneficially or of record 5% or more of the outstanding Institutional Class shares of the Managers Cadence Focused Growth Fund.

Name And Address	Percent Owned

Capital Appreciation Fund - Class A
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Transfer of Accounts 1958 Summit Park Place Ste. 400 Orlando, FL 32810-5935	11.14%

Merrill Lynch Pierce Fenner & Smith Inc. FBO Sole Benefit Of Its Customers ATT Service Team 4800 Deer Lake Dr East 3rd Fl Jacksonville, FL 32246-6484	8.94%

First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customer 2801 Market Street St Louis, MO 63103	8.01%

Capital Appreciation Fund - Administrative Class
NFS For Exclusive Benefit Of Our Customer* 200 Liberty St New York, NY 10281-1003	80.34%

Capital Appreciation Fund - Class B
Merrill Lynch Pierce Fenner & Smith Inc. FBO Sole Benefit Of Its Customers ATT Service Team 4800 Deer Lake Dr East 3rd Fl Jacksonville, FL 32246-6484	12.37%

First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customer 2801 Market Street St Louis, MO 63103	10.68%

Name And Address	Percent Owned

Capital Appreciation Fund - Class C
Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	23.88%

Merrill Lynch Pierce Fenner & Smith Inc FBO Sole Benefit Of Its Customers ATT Service Team 4800 Deer Lake Dr East 3rd Fl Jacksonville, FL 32246-6484	19.71%

First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customer 2801 Market Street St Louis, MO 63103	5.87%

UBS WM USA FBO Omni Account M/F Attn Department Manager 499 Washington Blvd 9th Fl Jersey City, NJ 07310-2055	5.75%

Capital Appreciation Fund - Class D
Edward D Jones & Co.* Attn Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Heights, MO 63043-3009	96.66%

Capital Appreciation Fund - Institutional Class
NFS For Exclusive Benefit Of Our Customer* 200 Liberty St New York, NY 10281-1003	32.14%

Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Transfer of Accounts 1958 Summit Park Place Ste. 400 Orlando, FL 32810-5935	11.07%

Wells Fargo Bank, NA FBO City of Phoenix Merp PO Box 1533 Minneapolis, MN 55480	8.73%

Wells Fargo Bank NA FBO Customer PO Box 1533 Minneapolis, MN 55480-1533	8.43%

Name And Address	Percent Owned

Wells Fargo Bank, NA FBO City Of Phoenix Ltd PO Box 1533 Minneapolis, MN 55480	6.81%

JPMorgan Chase Bank as Ttee For Amerada Hess Corp Employees Savings & Stock Bonus Plan 4 New York Plaza, Fl 15 New York, NY 10004-2413	5.91%

Capital Appreciation Fund - Class P Merrill Lynch Pierce Fenner & Smith Inc.* FBO Sole Benefit Of Its Customers ATT Service Team 4800 Deer Lake Dr East 3rd Fl Jacksonville, FL 32246-6484	67.12%

Citigroup Global Markets, Inc. House Account 700 Red Brook Blvd. Owings Mills, MD 21117-5184	17.27%

Pershing LLC Attn Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	7.77%

Capital Appreciation Fund - Class R American United Insurance Co. TTEE Group Retirement Annuity PO Box 368 Indianapolis, IN 46206-0368	17.59%

MG Trust Company Cust. FBO JRW Associates Inc 401(K) PSP 700 17th Street, Suite 300 Denver, CO 80202-3531	9.77%

Frontier TR Co. FBO RealComp II Ltd 401k Plan PO Box 10758 Fargo, ND 58106-0758	8.76%

ING Enhanced K-Choice Trustee: Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	7.04%

State Street Bank Trustee and/or Custodian FBO ADP Access 1 Lincoln St Boston, MA 02111-2901	6.65%

Name And Address	Percent Owned

Kenneth Kubik FBO Grass Roots Turf Products Inc. 401(K) PSP& TR PO Box 336 Mount Freedom, NJ 07970-0336	5.99%

Harry Hages FBO Old Tappan Pediatrics PA 401(K) PSP & TR 215 Old Tappan Road Old Tappan, NJ 07675-7000	5.97%

American United Insurance Co. TTEE Unit Investment Trust PO Box 368 Indianapolis, IN 46206-0368	5.84%

Emerging Companies Fund - Administrative Class ICMA Retirement Corporation* 777 North Capitol Street, NE Washington, DC 20002	44.99%

Reliance Trust Company* FBO Retirement Plans Serviced by Metlif C/O Fascore LLC 8515 E Orchard Rd # 2T2 Greenwood Village, CO 80111	26.30%

VRSCO FBO AIG FSB Cust Ttee FBO Virginia Tech Orp 401A 2929 Allen Pkwy Ste A6-20 Houston, TX 77019-7117	17.09%

Emerging Companies Fund - Institutional Class NFS For Exclusive Benefit Of Our Customer* 200 Liberty St New York, NY 10281-1003	57.21%

Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Transfer of Accounts 1958 Summit Park Place Ste. 400 Orlando, FL 32810-5935	7.93%

US Bank National Assoc. Cust. Comm Invest Group-Cadence MIC CP Trust Mutual Funds PO Box 1787 Milwaukee, WI 53201	6.94%

Name And Address	Percent Owned

Focused Growth Fund - Class A Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	19.73%

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	19.73%

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	19.73%

Focused Growth Fund - Administrative Class Managers Investment Group LLC* 800 Connecticut Ave Norwalk, CT 06854-1631	100%

Focused Growth Fund - Class C Merrill Lynch Pierce Fenner & Smith Inc. FBO Sole Benefit Of Its Customers ATT Service Team 4800 Deer Lake Dr East 3rd Fl Jacksonville, FL 32246-6484	10.71%

Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	9.90%

NFS LLC Customer Ttee Customer Trust PO Box 643 Chicago Park, CA 95712-0643	9.02%

First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customer 2801 Market Street St Louis, MO 63103	6.70%

Focused Growth Fund - Class D Charles Schwab & Co. Inc.* Special Custody A/C FBO Customers Attn: Transfer of Accounts 1958 Summit Park Place Ste 400 Orlando, FL 32810-5935	96.77%

Name And Address	Percent Owned

Focused Growth Fund - Class P RBC Capital Markets Corp.* FBO Customer Individual Retirement Account 1130 S San Gabriel Blvd. Pasadena, CA 91107-5544	54.18%

Merrill Lynch Pierce Fenner & Smith Inc.* FBO Sole Benefit Of Its Customers ATT Service Team 4800 Deer Lake Dr E 3rd Fl Jacksonville, FL 32246-6484	39.45%

Citigroup Global Markets Inc. House Account 700 Red Brook Boulevard Owings Mills, MD 21117-5184	6.37%

Mid-Cap Fund - Class A Morgan Stanley & Co.* Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	28.56%

Merrill Lynch Pierce Fenner & Smith Inc. FBO Sole Benefit Of Its Customers ATT Service Team 4800 Deer Lake Dr E 3rd Fl Jacksonville, FL 32246-6484	7.49%

First Clearing LLC Special Custody Account For the Exclusive Benefit of Customer 2801 Market Street St. Louis, MO 63103	7.32%

Mid-Cap Fund - Administrative Class NFS For Exclusive Benefit Of Our Customer* 200 Liberty St New York, NY 10281-1003	59.55%

Vanguard Fiduciary Trust Co. 100 Vanguard Blvd Outside Funds Malvern, PA 19355-2331	18.38%

Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Transfer of Accounts 1958 Summit Park Place Ste 400 Orlando, FL 32810-5935	8.78%

Name And Address	Percent Owned

Mid-Cap Fund - Class B First Clearing LLC Special Custody Account For the Exclusive Benefit of Customer 2801 Market Street St. Louis, MO 63103	12.39%

Mid-Cap Fund - Class C Merrill Lynch Pierce Fenner & Smith Inc. FBO Sole Benefit Of Its Customers ATT Service Team 4800 Deer Lake Dr E 3rd Fl Jacksonville, FL 32246-6484	14.48%

Citigroup Global Markets Inc. House Account 700 Red Brook Boulevard Owings Mills, MD 21117-5184	13.06%

First Clearing LLC Special Custody Account For the Exclusive Benefit of Customer 2801 Market Street St. Louis, MO 63103	10.98%

Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	7.95%

Mid-Cap Fund - Class D Charles Schwab & Co. Inc.* Special Custody A/C FBO Customers Attn: Transfer of Accounts 1958 Summit Park Place Ste 400 Orlando, FL 32810-5935	83.44%

Mid-Cap Fund - Institutional Class NFS* For Exclusive Benefit of Our Customer 200 Liberty Street New York, NY 10281-1003	47.78%

Wells Fargo Bank FBO Various Retirement Plans 1525 West WT Harris Blvd Charlotte, NC 28288-1076	14.00%

Name And Address	Percent Owned

Mitra & Co. FBO 98 c/o Marshall & Ilsley Trust Company 11270 W Park Place Ste. 400 Attn Mutual Funds Milwaukee, WI 52224-3623	6.54%

Merrill Lynch Pierce Fenner & Smith Inc. FBO Sole Benefit Of Its Customers ATT Service Team 4800 Deer Lake Dr E 3rd Fl Jacksonville, FL 32246-6484	5.01%

Mid-Cap Fund - Class P Merrill Lynch Pierce Fenner & Smith Inc.* FBO Sole Benefit Of Its Customers ATT Service Team 4800 Deer Lake Dr E 3rd Fl Jacksonville, FL 32246-6484	77.39%

Citigroup Global Markets Inc. House Account 700 Red Brook Boulevard Owings Mills, MD 21117-5184	19.16%

Mid-Cap Fund - Class R Hartford Life Insurance Co. Separate Account 1 Griffin Road North Windsor, CT 06095-1512	19.85%

ING Life Insurance & Annuity Co. One Orange Way Windsor, CT 06095-4773	16.81%

ING Enhanced K-Choice Trustee:Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	11.55%

DWS Trust Company TTEE FBO Trimont Real Estate Advisors INC P/S Plan Attn Share Recon Dept PO Box 1757 Salem, NH 03079-1143	5.95%

*

Denotes entities that owned 25% or more of the outstanding shares of beneficial interest of the Funds as of September 15, 2011, and therefore may be presumed to “control” such Funds under the 1940 Act. Except for these entities, the Trust did not know of any person or entity who, as of September 15, 2011, “controlled” (within the meaning of the 1940 Act) any of the Funds. A person or entity that “controls” a Fund could have effective voting control over the Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Management Ownership

As of September 15, 2011, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of the Funds.

MANAGEMENT OF THE FUNDS

Investment Manager

The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Investment Manager serves as investment manager to the Funds pursuant to a Fund Management Agreement (the “Management Agreement”). The Investment Manager also serves as administrator of each Fund and carries out the daily administration of the Trust and each Fund. The Investment Manager’s principal address is 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606. The Investment Manager is an independently managed subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager, serves as the distributor of the Funds. MDI’s principal address is 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606.

Subadvisor

The assets of each Fund are managed by a subadvisor hired by the Investment Manager, subject to the review and approval of the Trustees. The Investment Manager has entered into advisory agreements with Cadence Capital Management LLC (the “Subadvisor” or “Cadence”), each known as a “Subadvisory Agreement.” Cadence is the successor investment advisor to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence is majority owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to September 2005, Cadence was affiliated with Allianz Global Investors Fund Management LLC (“Allianz”). Cadence is located at 265 Franklin Street, 11th Floor, Boston, Massachusetts 02110. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of June 30, 2011, of approximately $5.4 billion. The SEC has given the Trust an exemptive order permitting the Investment Manager, on behalf of the Funds, to hire new unaffiliated subadvisors for the Funds without prior shareholder approval, but subject to shareholder notification within 90 days of the hiring of such a subadvisor. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating subadvisors for individuals and institutional investors.

The Investment Manager recommends subadvisors for the Funds to the Trustees based upon continuing quantitative and qualitative evaluation of the subadvisor’s skills in managing assets subject to specific investment styles and strategies. Unlike many other mutual funds, the Funds benefit from independent asset manager specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in hiring or terminating a subadvisor, and the Investment Manager does not expect to make frequent changes of subadvisors.

For each Fund, the Investment Manager allocates the Fund’s assets to the Subadvisor. The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund’s investment objectives, policies and restrictions. Generally, the services that the Subadvisor provides to a Fund are limited to asset management and related record-keeping services.

The Subadvisor or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups/markdowns, in connection with the transaction as permitted by Sections 17(a)

and 17(e) of the 1940 Act, and the rules thereunder, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadvisor participates. For underwritings where a Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Funds or the Investment Manager and its affiliates.

Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Funds under the Management Agreement dated April 1, 1999. The Management Agreement permits the Investment Manager to engage, from time to time, one or more subadvisors to assist in the performance of its services. Pursuant to the Management Agreement, the Investment Manager has entered into Subadvisory Agreements with the Subadvisor.

The Management Agreement and the Subadvisory Agreements provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Management Agreement and the Subadvisory Agreements may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), (in the case of the Management Agreement) by the Investment Manager on 60 days’ written notice to the Trust and (in the case of the Subadvisory Agreements) by the Subadvisor on 30 days’ written notice to the Investment Manager and to the applicable Fund. In general, the Investment Manager may terminate the Subadvisory Agreements, without penalty, upon notice to the Trust and the Subadvisor. The Management Agreement and the Subadvisory Agreements terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

The Management Agreement provides that the Investment Manager is specifically responsible for:

•	supervising the general management and investment of the assets and securities portfolio of each Fund;

•	providing overall investment programs and strategies for each Fund;

•	selecting and evaluating the performance of subadvisors for each Fund and allocating the applicable Fund’s assets among these subadvisors;

•	providing financial, accounting and statistical information required for registration statements and reports with the SEC; and

•

providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

Under the Subadvisory Agreements, the Subadvisor manages all of a Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objectives, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trustees. The provision of investment advisory services by the Subadvisor to the Funds will not be exclusive under the terms of the Subadvisory Agreements, and the Subadvisor will be free to and expect to render investment advisory services to others.

The Funds pay all expenses not borne by the Investment Manager or the Subadvisor including, but not limited to, the charges and expenses of the Funds’ Custodian and Transfer Agent, independent auditors and legal counsel for the Funds and the Trust’s independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of the Funds’ shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, the Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreements require the Subadvisor to provide fair and equitable treatment to the Funds in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Funds a position in any investment which any of the Subadvisor’s other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Subadvisor makes investment decisions for the Funds independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Funds and other clients of the Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Funds and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by a Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

The Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to a Fund or any Fund shareholder for any act or omission in the course of, or connected with, services rendered under the agreement or for any losses that may be sustained in the purchase, holding, or sale of any security, provided that these provisions shall not protect the Investment Manager from liability in violation of the 1940 Act. The Subadvisory Agreements provide that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreements, except by reason of the Subadvisor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreements.

The Trust has obtained from the SEC an exemptive order which permits the Investment Manager, subject to certain conditions and oversight by the Board of Trustees, to enter into subadvisory agreements with unaffiliated subadvisors approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90 day notification requirement discussed below) and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire new unaffiliated subadvisors for the Funds, change the terms of a subadvisory agreement for an unaffiliated subadvisor, or continue the employment of an unaffiliated subadvisor after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of an unaffiliated subadvisor. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of a Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund. Affiliated subadvisors selected by the Investment Manager are subject to shareholder approval.

Compensation of Investment Manager and Subadvisor

As compensation for the investment management services rendered and related expenses under the Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee,

included in the table below, which is computed daily as a percentage of the value of the net assets of each Fund and may be paid monthly.

Fund	Investment Management Fee
Managers Cadence Capital Appreciation Fund	0.45%

Managers Cadence Emerging Companies Fund	1.25%

Managers Cadence Focused Growth Fund	0.45%

Managers Cadence Mid-Cap Fund	0.45%

As compensation for the investment management services rendered and related expenses under the Subadvisory Agreements, the Investment Manager has agreed to pay the Subadvisor a portion of the investment management fee (net of any mutually agreed upon fee waivers and reimbursements) for managing the portfolio, which is computed daily and paid quarterly based on the average daily net assets that the Subadvisor manages. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from a Fund and does not increase the expenses of a Fund.

Each Predecessor Fund paid for the advisory and administrative services it required under what was essentially an all-in fee structure. While each Predecessor Fund paid a fee under separate agreements for the advisory and administrative services it required, these services were provided in a “suite of services” structure as described in more detail under “Administrative Services and Distribution Arrangements” below.

Pursuant to the investment advisory agreement (the “Predecessor Fund Advisory Agreement”) between Allianz and Allianz Funds (“Allianz Funds”) (which was terminated on or about September 27, 2010), as compensation for providing or arranging for the provision of investment advisory services, each of the Allianz CCM Capital Appreciation Fund, the Allianz CCM Emerging Companies Fund, the Allianz CCM Focused Growth Fund and the Allianz CCM Mid-Cap Fund paid Allianz a monthly investment advisory fee at the annual rate of 0.45%, 1.25%, 0.45% and 0.45%, respectively, of the average daily net assets of the Fund. With respect to the Allianz CCM Emerging Companies Fund, the investment advisory fees were subject to a voluntary fee waiver that reduced the 1.25% contractual fee rate by 0.10% to 1.15%. Pursuant to the Predecessor Fund Advisory Agreement, the Predecessor Funds paid the following advisory fees to Allianz for the fiscal years ended June 30, 2009 and June 30, 2010 and the period from July 1, 2010 through September 26, 2010:

Allianz CCM Capital Appreciation Fund
Period from July 1, 2010 through September 26, 2010	$860,668
Fiscal Year Ended June 30, 2010	$4,153,147
Fiscal Year Ended June 30, 2009	$4,456,495

Allianz CCM Emerging Companies Fund
Period from July 1, 2010 through September 26, 2010	$150,035
Fiscal Year Ended June 30, 2010	$887,489
Fiscal Year Ended June 30, 2009	$1,545,330

Allianz CCM Focused Growth Fund
Period from July 1, 2010 through September 26, 2010	$25,013
Fiscal Year Ended June 30, 2010	$287,827
Fiscal Year Ended June 30, 2009	$452,363

Allianz CCM Mid-Cap Fund
Period from July 1, 2010 through September 26, 2010	$744,140
Fiscal Year Ended June 30, 2010	$3,516,673
Fiscal Year Ended June 30, 2009	$3,902,597

Investment management fees paid to the Investment Manager by the Funds for advisory services for the period from September 27, 2010 through May 31, 2011 are as follows. Management fees waived and/or reimbursed are described below under “Expense Limitations.”

Managers Cadence Capital Appreciation Fund	Total	Waived/Reimbursed	Net
Period from September 27, 2010 to May 31, 2011	$2,669,575	$0	$2,669,575

Managers Cadence Emerging Companies Fund	Total	Waived/Reimbursed	Net
Period from September 27, 2010 to May 31, 2011	$552,021	$0	$552,021

Managers Cadence Focused Growth Fund	Total	Waived/Reimbursed	Net
Period from September 27, 2010 to May 31, 2011	$67,490	$0	$67,490

Managers Cadence Mid-Cap Fund	Total	Waived/Reimbursed	Net
Period from September 27, 2010 to May 31, 2011	$2,129,866	$0	$2,129,866

Subadvisory Fees Paid by the Investment Manager. Fees paid by the Investment Manager to the Subadvisor for subadvisory services with respect to the Funds for the period from September 27, 2010 through May 31, 2011 are as follows:

Managers Cadence Capital Appreciation Fund
Period from September 27, 2010 through May 31, 2011	$2,076,336

Managers Cadence Emerging Companies Fund
Period from September 27, 2010 through May 31, 2011	$463,698

Managers Cadence Focused Growth Fund
Period from September 27, 2010 through May 31, 2011	$52,493

Managers Cadence Mid-Cap Fund
Period from September 27, 2010 through May 31, 2011	$1,656,562

Expense Limitations

From time to time, the Investment Manager may agree to limit a Fund’s expenses by agreeing to waive all or a portion of the investment management fee and other fees it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager may waive all or a portion of its fees and/or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to a Fund, or attempting to make a Fund’s performance more competitive as compared to similar funds. The effect of any expense limitations in effect at the date of this SAI is reflected in the Annual Fund Operating Expenses table (including footnotes thereto) located in the summary section of each Fund’s Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to a Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. In addition, the Investment Manager may voluntarily agree to waive or reimburse a portion of its management fee from time to time. Any voluntary expense limitations by the Investment Manager or by the Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or the Subadvisor. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective. All fees waived and/or expenses reimbursed to the Funds for the period from September 27, 2010 through May 31, 2011 are as follows:

Managers Cadence Capital Appreciation Fund
Period from September 27, 2010 through May 31, 2011	$395,154

Managers Cadence Emerging Companies Fund
Period from September 27, 2010 through May 31, 2011	$127,255

Managers Cadence Focused Growth Fund
Period from September 27, 2010 through May 31, 2011	$75,545

Managers Cadence Mid-Cap Fund
Period from September 27, 2010 through May 31, 2011	$402,960

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an Administration and Shareholder Servicing Agreement (“Administration Agreement”) between the Trust and the Investment Manager. For more information about the Administration Agreement, see “Administrative Services and Distribution Arrangements” below.

Portfolio Managers of the Funds

William B. Bannick, Robert L. Fitzpatrick, Michael J. Skillman and Robert E. Ginsberg serve as the portfolio managers jointly and primarily responsible for the day-to-day management of each Fund. Except as otherwise noted, information provided below is as of May 31, 2011.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager:	William B. Bannick
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0

Other Pooled Investment Vehicles	1	$43.00	None	$0

Other Accounts	110	$5,571.00	1	$22.00
[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager:	Robert L. Fitzpatrick
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0

Other Pooled Investment Vehicles	1	$43.00	None	$0

Other Accounts	116	$5,571.00	1	$22.00
[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager:	Michael J. Skillman

Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0

Other Pooled Investment Vehicles	1	$43.00	None	$0

Other Accounts	108	$5,571.00	1	$22.00
[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager:	Robert E. Ginsberg (information as of August 1, 2011)
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0

Other Pooled Investment Vehicles	1	$41.60	None	$0

Other Accounts	103	$5,114.00	1	$20.90
[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Material Conflicts of Interest

Cadence’s Portfolio Managers perform investment management services for various mutual funds and other accounts besides the Funds. Some of these clients’ portfolios are managed using the same investment strategies and objectives which the Portfolio Managers use to manage the Funds, while other portfolios are managed by the Portfolio Managers using different investment strategies and objectives. Generally, all client portfolios that are managed using a similar investment strategy and objective are managed as a group (each, a “Strategy”) such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Strategy. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Strategy may be selling a security, while another Strategy may be purchasing or holding the same security. As a result, transactions executed for the Strategy that is selling the security may adversely affect the value of any Strategy which is purchasing or holding the same security.

Other conflicts of interest may arise from the management of multiple accounts and the Funds. For example, Cadence may receive more compensation with respect to certain Strategies than that received with respect to other Strategies or the Funds or may receive compensation based in part on the performance of accounts in a certain Strategy. In such cases, the Portfolio Managers may be viewed as having an incentive to enhance the performance of such Strategy, to the possible detriment of other Strategies for which Cadence may not receive greater compensation or performance-based fees. In addition, the Portfolio Managers must allocate time and effort to multiple accounts and the Funds.

Each Portfolio Manager’s management of personal accounts also may present certain conflicts of interest. The Portfolio Managers may have personal investments in the Funds managed by such Portfolio Managers. In addition, the Funds managed by the Portfolio Managers may be investment options in Cadence’s employee benefit plans. While Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so.

Portfolio Manager Compensation

Cadence compensates each portfolio manager for such portfolio manager’s management of the Funds. Each portfolio manager’s compensation consists of a fixed annual base salary, 401(k) plan and a share of the firm’s profits, payment of which may in some cases be deferred, at the portfolio manager’s election, pursuant to a deferred compensation plan in which each portfolio manager may participate. Compensation of the portfolio managers is not tied directly to individual Fund performance or assets under management.

Portfolio Manager Ownership of Fund Shares

Allianz CCM Capital Appreciation Fund

Mr. Bannick: $500,001 to $1,000,000

Mr. Fitzpatrick: $50,001 to $100,000

Mr. Skillman: None

Mr. Ginsberg (information as of August 1, 2011): None

Allianz CCM Emerging Companies Fund

Mr. Bannick: $50,001 to $100,000

Mr. Fitzpatrick: $50,001 to $100,000

Mr. Skillman: $10,001 to $50,000

Mr. Ginsberg (information as of August 1, 2011): None

Allianz CCM Focused Growth Fund

Mr. Bannick: None

Mr. Fitzpatrick: $50,001 to $100,000

Mr. Skillman: $500,001 to $1,000,000

Mr. Ginsberg (information as of August 1, 2011): None

Allianz CCM Mid-Cap Fund

Mr. Bannick: $50,001 to $100,000

Mr. Fitzpatrick: $50,001 to $100,000

Mr. Skillman: None

Mr. Ginsberg (information as of August 1, 2011): None

Proxy Voting Policies and Procedures

Proxies for a Fund portfolio security are voted in accordance with Cadence’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI, except that for a proxy with respect to shares of (i) an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors; and (ii) an ETF held by a Fund, in connection with an SEC exemptive order on which the Fund relies with respect to the ETF, the Investment Manager may vote the proxy in the same proportion as the vote of all other holders of shares of the ETF.

Information regarding how Allianz Funds voted proxies relating to portfolio securities of the Predecessor Funds during the period from July 1, 2010 through September 26, 2010 and how the Funds voted proxies relating to portfolio securities for the period from September 27, 2010 through June 30, 2011 is available: (i) without charge, by calling 1-(800) 835-3879; and (ii) on the SEC’s Website at http://www.sec.gov.

Codes of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Administrative Services and Distribution Arrangements

The Investment Manager serves as the administrator to the Funds pursuant to the Administration Agreement. Under the Administration Agreement, the Investment Manager supervises the overall administration of and certain shareholder services for each Fund. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemption, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for each Fund. For providing these services, the Investment Manager receives a fee from each Fund equal to 0.25% per annum of its average daily net assets. The Administration Agreement generally may be terminated by the Investment Manager upon at least 120 days’ prior written notice to the Trust, and by the Trust upon at least 30 days’ prior written notice to the Investment Manager. Fees paid under the Administration Agreement for administrative services by the Funds for the period from September 27, 2010 through May 31, 2011 are as follows:

Managers Cadence Capital Appreciation Fund
Period from September 27, 2010 through May 31, 2011	$1,483,097

Managers Cadence Emerging Companies Fund
Period from September 27, 2010 through May 31, 2011	$110,405

Managers Cadence Focused Growth Fund
Period from September 27, 2010 through May 31, 2011	$37,495

Managers Cadence Mid-Cap Fund
Period from September 27, 2010 through May 31, 2011	$1,183,259

Under the administration agreement between Allianz and each Predecessor Fund (the “Predecessor Fund Administration Agreement”) (which was terminated on or about September 27, 2010), each Predecessor Fund paid for the administrative services it required under what was essentially an all-in or “unitary” fee structure. Under the Predecessor Fund Administration Agreement, Allianz provided or procured administrative services for the Predecessor Funds and also bore the costs of most third-party administrative services required by the Predecessor Funds, including audit, custodial, portfolio accounting, legal and transfer agency. The Predecessor Funds did bear other expenses that were not covered by the administrative fee and that have varied and affected the total level of expenses borne by Predecessor Fund shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of Allianz Funds’ disinterested Trustees and their counsel. Allianz had, at its own expense, retained State Street Bank & Trust Company to perform certain administrative services and could retain affiliates to provide other administrative services.

Pursuant to the Predecessor Fund Administration Agreement, Allianz agreed to provide or procure these services, and to bear these expenses, at the annual rates for each Predecessor Fund (each expressed as a percentage of the Predecessor Fund’s average daily net assets attributable to the indicated class or classes of shares on an annual basis) in the table below, with breakpoints at various asset levels.

Fund	Institutional and Administrative Classes		Class A, Class B, Class C, Class P and Class R	Class D
Allianz CCM Capital Appreciation Fund	0.30	% (1)	0.40%	0.65%
Allianz CCM Emerging Companies Fund	0.30	% (1)	N/A	N/A
Allianz CCM Focused Growth Fund	0.30%		0.40%	0.65%
Allianz CCM Mid-Cap Fund	0.30	% (1)	0.40%	0.65%

(1)

For the Allianz CCM Capital Appreciation Fund, Allianz CCM Emerging Companies Fund and Allianz CCM Mid-Cap Fund, Allianz voluntarily agreed to observe, through October 31, 2010, an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Predecessor Fund’s average daily net assets attributable to the particular share class.

The total administrative fee rate for each class of shares of each Predecessor Fund was reduced according to the following schedule, each based on the Predecessor Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion.

The Predecessor Fund Administration Agreement allowed Allianz or an affiliate to pay financial service firms a portion of the Class D administration fees in return for the firms’ services and included a plan specific to Class D shares which has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act. See “Rule 12b-1 Distribution and Service Plans” below for more information.

Pursuant to the Predecessor Fund Administration Agreement, the Predecessor Funds paid the following aggregate amount of administration fees for the fiscal years ended June 30, 2009, June 30, 2010 and the period from July 1, 2010 through September 26, 2010:

Allianz CCM Capital Appreciation Fund
Period from July 1, 2010 through September 26, 2010	$621,624
June 30, 2010	$2,878,070
June 30, 2009	$2,922,210

Allianz CCM Emerging Companies Fund
Period from July 1, 2010 through September 26, 2010	$32,616
June 30, 2010	$192,932
June 30, 2009	$335,941

Allianz CCM Focused Growth Fund
Period from July 1, 2010 through September 26, 2010	$18,336
June 30, 2010	$184,571
June 30, 2009	$265,118

Allianz CCM Mid-Cap Fund
Period from July 1, 2010 through September 26, 2010	$502,163
June 30, 2010	$2,377,176
June 30, 2009	$2,639,475

Under a Distribution Agreement (the “Distribution Agreement”) between the Trust and MDI, MDI serves as the principal distributor and underwriter for the Funds. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority Inc. (“FINRA”). Shares of the Funds will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangements discussed below, generally MDI bears a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of each Fund’s Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to MDI shall be borne by the Investment Manager or an affiliate of the Investment Manager as agreed upon between MDI and the Investment Manager from time to time. MDI is not obligated to sell any specific amount of shares of any Fund.

The Distribution Agreement between the Trust and MDI may be terminated by either party under certain specified circumstances, and will automatically terminate on assignment in the same manner as the Management Agreement. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and

(ii) by a majority of the Trustees of the Trust who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

For sales of shares of the Funds, MDI may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Plan of Distribution Pursuant to Rule 12b-1 (the “Distribution Plan”) discussed below or by MDI or its affiliates out of their own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sales.

Subject to the compensation arrangement discussed below, MDI will use all or a portion of the amounts received under the Distribution Plan to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Class A, Class B, Class C, Class D and Class R shares of the Funds, as applicable, and Administrative Class shares of the Managers Cadence Focused Growth Fund to their clients through proprietary mutual fund “supermarkets” and similar platforms. Class D and Class R shares of the Funds, as applicable, and Administrative Class shares of the Managers Cadence Focused Growth Fund are sold without a front end or contingent deferred sales load. Institutional Class and Class P shares of the Funds, as applicable, and Administrative Class shares of the Managers Cadence Capital Appreciation Fund, the Managers Cadence Emerging Companies Fund and the Managers Cadence Mid-Cap Fund are sold without a front end or contingent deferred sales load and are not subject to the expenses of any Plan of Distribution Pursuant to Rule 12b-1.

MDI’s principal address is 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606.

Rule 12b-1 Distribution and Service Plans. The Trust has adopted a Distribution Plan (defined above) with respect to the Class A, Class C and Class D shares of each of the Managers Cadence Capital Appreciation Fund, the Managers Cadence Focused Growth Fund and the Managers Cadence Mid-Cap Fund, Class B and Class R shares of each of the Managers Cadence Capital Appreciation Fund and the Managers Cadence Mid-Cap Fund, and Administrative Class shares of the Managers Cadence Focused Growth Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of such share classes, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Managers Cadence Capital Appreciation Fund, the Managers Cadence Focused Growth Fund and the Managers Cadence Mid-Cap Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Class A, Class B, Class C, Class D and Class R shares of the Funds, as applicable, and Administrative Class shares of the Managers Cadence Focused Growth Fund, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. The Board of Trustees has authorized payments to the Distributor equal on an annual basis to the following rates (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Share Class	Distribution Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class D	0.25%
Class R	0.50%
Administrative Class (Managers Cadence Focused Growth Fund only)	0.05%

A Fund’s payments under the Distribution Plan are treated as expenses of Class A, Class B, Class C, Class D and Class R shares of the Fund, as applicable, and Administrative Class shares of the Managers Cadence Focused Growth Fund, and no portion of these payments is allocated to Institutional Class or Class P shares of the Funds, as applicable, or Administrative Class shares of the Managers Cadence Capital Appreciation Fund, the Managers Cadence Emerging Companies Fund or the Managers Cadence Mid-Cap Fund.

For the period from September 27, 2010 through May 31, 2011, Class A, Class B, Class C, Class D and Class R shares of the Funds, as applicable, and Administrative Class shares of the Managers Cadence Focused Growth Fund paid the following amounts under the Distribution Plan:

	Class A	Class B	Class C	Class R	Administrative Class	Class D
Managers Cadence Capital Appreciation Fund	$196,404	$49,343	$273,692	$13,555	N/A	$500,383
Managers Cadence Focused Growth Fund	$6,289	N/A	$11,674	N/A	$5	$3,118
Managers Cadence Mid-Cap Fund	$297,268	$74,911	$207,477	$74,546	N/A	$24,419

Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees of Allianz Funds had adopted a separate distribution plan (each a “Predecessor Fund 12b-1 Plan”) with respect to each of the Class A, Class B, Class C, Class R, Administrative Class and Class D shares of the Predecessor Funds.

Pursuant to the Predecessor Fund 12b-1 Plans, each of the Class A, Class B, Class C and Class R shares of the Predecessor Funds paid fees to Allianz Global Investors Distributors LLC (“Allianz Distributors”), the principal underwriter of Allianz Funds, on an ongoing basis as compensation for the services Allianz Distributors rendered and the expenses it bore in connection with the sale and distribution of Predecessor Fund shares (“distribution fees”) and/or in connection with personal services rendered to Predecessor Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A shares paid only servicing fees. Class B, Class C and Class R shares paid both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may have been paid under each Predecessor Fund 12b-1 Plan (calculated as a percentage of each Predecessor Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A	0.25%	None
Class B	0.25%	0.75%
Class C	0.25%	0.75%
Class R	0.25%	0.25%

Allianz Funds had adopted both an administrative services plan (the “Predecessor Fund Administrative Services Plan”) and a Predecessor Fund 12b-1 Plan (together with the Predecessor Fund Administrative Services Plan, each referred to as a “Predecessor Fund Plan” and collectively, the “Predecessor Fund Plans”) for the Administrative Class shares of the Predecessor Funds. Each Predecessor Fund Plan allowed the Predecessor Funds to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Predecessor Fund 12b-1 Plan permitted reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Predecessor Fund Administrative Services Plan permitted reimbursement for costs and expenses incurred in connection with providing certain administrative services to Administrative Class shareholders. In combination, the Predecessor Fund Plans permitted a Predecessor Fund to make total reimbursements at an annual rate of up to 0.25% of the Predecessor Fund’s average daily net assets attributable to its Administrative Class shares. The same entity could not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but could receive fees under each Predecessor Fund Plan with respect to separate assets.

Pursuant to the Predecessor Fund Administration Agreement, Allianz or an affiliate could pay financial service firms, including Allianz Distributors, a portion of the Class D administration fees in return for the firms’

services (normally not to exceed an annual rate of 0.35% of a Predecessor Fund’s average daily net assets attributable to Class D shares purchased through such firms). The Predecessor Fund Administration Agreement included a plan (the “Predecessor Fund Class D Plan”) specific to Class D shares which was adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that could be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments could be made were services in connection with the distribution of Class D shares and/or the provision of shareholder services.

For the period from July 1, 2010 through September 26, 2010, Class A, Class B, Class C and Class R shares of the Predecessor Funds paid the following amounts under the Predecessor Fund 12b-1 Plans, Administrative Class shares of the Predecessor Funds paid the following amounts under the Predecessor Fund Plans, and Class D shares of the Predecessor Funds paid the following amounts under the Predecessor Fund Class D Plan:

	Class A	Class B	Class C	Class R	Administrative Class	Class D
Allianz CCM Capital Appreciation Fund	$0	$15,885	$90,601	$2,421	$116,740	$0
Allianz CCM Emerging Companies Fund	N/A	N/A	N/A	N/A	$1,340	N/A
Allianz CCM Focused Growth Fund	$0	N/A	$3,028	N/A	$5.21	$0
Allianz CCM Mid-Cap Fund	$0	$21,518	$73,492	$13,027	$73,035	$0

Finder’s Fee Commissions. Financial intermediaries who sell $1 million or more of Class A shares of Managers Cadence Capital Appreciation Fund, Managers Cadence Focused Growth Fund or Managers Cadence Mid-Cap Fund not subject to an initial sales charge may receive a finder’s fee. With respect to sales of such Class A shares of the Funds, such fees are paid with respect to the initial purchase price in accordance with the following schedule:

Investment Amount	Finder’s Fee
$1,000,000 to $3,999,999	Up to 1%
$4,000,000 to $49,999,999	Up to 0.50%
$50,000,000 or more	Up to 0.25%

Custodian

The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation (the “Custodian”), 2 Hanson Place, Brooklyn, New York, 10286 is the Custodian for the Funds. It is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), PO Box 9769, Providence, Rhode Island 02940-9769 (the “Transfer Agent”), is the transfer agent and the dividend disbursing agent for the Funds and also serves as the sub-transfer agent for the ManagersChoice® asset allocation program.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia PA 19103, is the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, assists in the preparation and/or review of each Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

With respect to the Funds, the Subadvisory Agreements provide that the Subadvisor places all orders for the purchase and sale of securities that are held in each Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for a Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. Each Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to a Fund except portfolio investment management and related recordkeeping services. The Investment Manager may request that the Subadvisor employs certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

Brokerage Commissions

For the fiscal years ended June 30, 2009 and June 30, 2010 and the period from July 1, 2010 through September 26, 2010, the Predecessor Funds paid the following brokerage commissions:

Allianz CCM Capital Appreciation Fund
Period from July 1, 2010 through September 26, 2010	$257,242
June 30, 2010	$1,924,182
June 30, 2009	$3,075,848

Allianz CCM Emerging Companies Fund
Period from July 1, 2010 through September 26, 2010	$95,273
June 30, 2010	$603,833

June 30, 2009	$923,509

Allianz CCM Focused Growth Fund
Period from July 1, 2010 through September 26, 2010	$9,166
June 30, 2010	$180,076
June 30, 2009	$261,537

Allianz CCM Mid-Cap Fund
Period from July 1, 2010 through September 26, 2010	$416,494
June 30, 2010	$2,169,810
June 30, 2009	$3,147,415

For the period from September 27, 2010 through May 31, 2011, the Funds paid the following brokerage commissions:

Managers Cadence Capital Appreciation Fund
Period from September 27, 2010 through May 31, 2011	$885,381

Managers Cadence Emerging Companies Fund
Period from September 27, 2010 through May 31, 2011	$267,928

Managers Cadence Focused Growth Fund
Period from September 27, 2010 through May 31, 2011	$20,731

Managers Cadence Mid-Cap Fund
Period from September 27, 2010 through May 31, 2011	$1,085,992

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by a Fund may be directed by that Fund to pay expenses of that Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for each Fund. In all cases, brokerage recapture arrangements relate solely to expenses of the Funds and not to expenses of the Investment Manager or the Subadvisor.

Fund Ownership of Broker-Dealer Securities

During the fiscal year ended May 31, 2011, the Managers Cadence Capital Appreciation Fund acquired securities of its “regular broker-dealers” as such term is defined in Rule 10b-1 under the 1940 Act. As of May 31, 2011, the Fund held $7,958,787 worth of securities of Morgan Stanley.

During the fiscal year ended May 31, 2011, the Managers Cadence Focused Growth Fund acquired securities of its “regular broker-dealers” as such term is defined in Rule 10b-1 under the 1940 Act. As of May 31, 2011, the Fund held $375,688 worth of securities of Morgan Stanley.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts directly with the Funds or through their financial planners or investment professionals, or directly with the Trust in circumstances as described in each Fund’s current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor’s name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for record-keeping or other shareholder related services.

Purchase orders received by the Trust before 4:00 p.m. New York time at the address listed in each Fund’s current Prospectus on any business day will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations, which have entered into contractual arrangements with the Investment Manager, will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in each Fund’s Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations that have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check or by Automated Clearing House funds (“ACH”) are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar-days unless arrangements are made with the Investment Manager. However, during this 15 calendar-day period, such shareholder may exchange such shares into any series of the Trust, Managers AMG Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15 calendar-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Funds and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Purchasing Class R Shares. Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm (“Financial Service Firm”) has an agreement with the Distributor or the Investment Manager to utilize Class R shares in certain investment products or programs (each such plan or account, a “Specified Benefit Plan”). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class R shares are generally available only to Specified Benefit Plans where Class R shares are held on the books of the Funds through omnibus accounts

(either at the plan level or at the level of the financial services firm level). Although Class R shares may be purchased by a plan administrator directly from the Distributor, specified benefit plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class R shares from the Distributor. Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order.

Purchasing Class B Shares. As described in the Prospectus, Class B shares of the Managers Cadence Capital Appreciation Fund and the Managers Cadence Mid-Cap Fund are currently closed to all investors and are no longer available for purchase, including purchases by exchange, except for purchases made by automatic reinvestment of dividends and capital gains distributions pursuant to such Fund’s automatic reinvestment plan. Shareholders who redeem Class B shares of the Funds will continue to be subject to the deferred sales charges described in the Prospectus. The Funds reserve the right to modify this policy at any time.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York time on any business day will receive the net asset value determined at the close of regular business of the NYSE on that day. Redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the net asset value computed that day, provided that the orders the processing organization transmits to a Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York time will be redeemed at the net asset value determined at the close of trading on the next business day. Redemption orders transmitted to the Trust at the address indicated in each Fund’s current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. The Trust reserves the right to redeem shareholder accounts (after 60 days’ notice and the opportunity to reestablish the account balance) when the value of the Fund shares in the account falls below the following amounts due to redemptions: (i) $500 with respect to Class A, Class B, Class C or Class D shares, or (ii) $50,000 with respect to Institutional Class, Class P or Administrative Class shares. Whether the Trust will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check or ACH are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar-days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant. Specified Benefit Plans and Financial Service Firms may establish various minimum investment and account size requirements for Class R shares of the Funds.

Exchange of Shares

As described in each Fund’s Prospectus, an investor may exchange shares of a Fund into shares of the same class of any of the other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers’ funds described above, an investor also may exchange shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”) (see below for more information about the JPMorgan Fund). Because an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them, except that there is no minimum purchase requirement to exchange into the JPMorgan Fund. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders subject to federal income tax may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time, subject to applicable law. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

For Class R shares, Specified Benefit Plans or Financial Service Firms may impose various additional fees and charges, investment minimums and other requirements with respect to exchanges and may also limit exchanges to Funds offered as investment options in the plan. In addition, exchanges may only be made through the plan administrator.

The JPMorgan Fund is advised, offered and distributed by JPMorgan Asset Management and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in each Fund’s Prospectus, subject to the restrictions above. The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment advisor, respectively, that provide for a cash payment to the Investment Manager with respect to the average daily net asset value of the total number of shares of the JPMorgan Fund held by customers investing through the Investment Manager. This cash payment compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution related services.

Reductions and Waivers of Sales Charges

The following section applies only to Class A, Class B and Class C shares of the Managers Cadence Capital Appreciation Fund, the Managers Cadence Focused Growth Fund and the Managers Cadence Mid-Cap Fund, as applicable.

Reduction of Class A Sales Charge

Rights of Accumulation. The Funds offer to all qualifying investors rights of accumulation under which investors are permitted to purchase shares of the Funds at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser’s holdings of shares of the Fund and any other funds managed by the Investment Manager or such other funds as set forth in the Prospectuses. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

Letter of Intent. Any shareholder may qualify for a reduced sales charge on purchases of shares made within a 13-month period pursuant to a Letter of Intent (“LOI”). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of the Managers Fund

Complex owned by the shareholder. Such value is determined based on the net asset value on the date of the LOI. During the term of an LOI, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or a Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within 20 days after a written request by the Transfer Agent pay such difference in sales charge, the Transfer Agent will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the LOI are available from your broker, dealer or other financial intermediary or from the Transfer Agent at (800) 548-4539.

Waiver of Class A Initial Sales Charge

In certain circumstances, no sales charge is imposed on sales of Class A shares to certain investors. However, in order for the Class A sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. The Investment Manager in its discretion may waive the sales charge for certain eligible investors, including:

•	By current or retired officers and trustees of the Trust and other funds in the Managers Fund Complex, as well as their family members;

•

By current or retired officers, directors and employees of AMG and certain participating affiliated companies of AMG, and the immediate family members of any such officer, director or employee (including parents, grandparents, spouse, children, grandchildren, siblings, father-in-law, mother-in-law, sister/brother-in-law, daughter/son-in-law, niece, nephew, and domestic partners), and a trust or plan established primarily for the benefit of any of the foregoing persons;

•

By any participant in (i) a tax qualified retirement plan provided that the initial amount invested by the plan totals $500,000 or more, the plan has 50 or more employees eligible to participate at the time of purchase, or the plan certifies that it will have projected annual contributions of $200,000 or more; or (ii) by one of a group of tax qualified employee benefit plans that purchase through an omnibus account relationship with the Funds maintained by a single service provider, provided that such plans make an aggregated initial investment of $500,000 or more;

•

By an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with MDI, the Investment Manager or the Trust in connection with such account;

•

By an omnibus account established by an administrator for tax-qualified employee benefit plans where the administrator provides recordkeeping and administrative services for the plans, and has entered into an agreement with MDI or the Investment Manager in connection with such account;

•	By certain brokers, dealers, and other financial intermediaries that have selling agreements with MDI or services agreements with the Investment Manager;

•

By any charitable organization, state, county, city, or any instrumentality, department, authority or agency thereof which has determined that Class A is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company;

•

By one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor children of such persons, pursuant to a marketing program between MDI and such group;

•

Through an investment advisor who makes such purchases through a broker, dealer, or other financial intermediary (each of which may impose transaction fees on the purchase), or by an investment advisor for its own account or for a bona fide advisory account over which the investment advisor has investment discretion;

•

Through bank trust departments or trust companies on behalf of bona fide trust or fiduciary accounts by notifying MDI in advance of purchase; a bona fide advisory, trust or fiduciary account is one which is charged an asset-based fee and whose purpose is other than purchase of Fund shares at net asset value;

•	By purchasers in connection with investments related to a bona fide medical savings account; or

•	By an account established under a wrap fee or asset allocation program where the account holder pays the sponsor an asset-based fee.

Class B and Class C shares are offered without an initial sales charge to investors. However, a CDSC may apply if Class B shares are sold within 6 years of purchase or if Class C shares are sold within 12 months of purchase. Please see each Fund’s Prospectus for more information on CDSCs.

Waivers of Contingent Deferred Sales Charge for Class B and Class C Shares

To obtain a waiver of the contingent deferred sales charge, you must notify the Transfer Agent, who may require evidence of your qualification. The contingent deferred sales charge will not apply to:

•

Benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans.

•

Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70  1/2 (waiver applies only to amounts necessary to meet the required minimum amount). If Class B shares represent a part of a shareholder’s total individual retirement account or 403(b) Plan investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relationship to the entire mandatory distribution as the Class B shares bear to the total investment account.

•	Death or disability (as defined in Section 72(m)(7) of the Code) of the shareholder if such shares are redeemed within one year of death or determination of disability.

•

Payments under a Systematic Withdrawal Plan (“SWP”) not to exceed 10% of the account value per year. The 10% threshold will be calculated as of the date of the initial SWP payment, and re-calculated annually on the anniversary date thereof. Shares acquired from dividend and capital gain reinvestment are included in calculating the account value and the 10% threshold. If the total of such SWP payments within the twelve months subsequent to a calculation date exceeds the 10% threshold, then the entire SWP for the period shall be subject to the applicable sales load. To qualify for SWP treatment, an account must have a minimum value of $25,000 at inception of the Plan.

Net Asset Value

Each Fund computes its net asset value (“NAV”) for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York time. The NAV will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

The NAV per share of each class of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. Equity securities listed on a U.S. securities exchange are valued at the last quoted sale price on the exchange where such securities are principally traded as of the close of the exchange’s or such market’s regular trading hours on the valuation date, or, lacking any sales, at the last quoted bid price or the mean between the bid and ask prices on such principal exchange. Equity securities traded on NASDAQ or in a U.S. OTC market are valued at the official closing price as of the close of the market’s regular trading hours on the valuation date, or, lacking any sales, on the basis of the last quoted bid price or the mean between the bid and ask prices. Equity securities traded primarily on non-U.S. stock exchanges or in non-U.S. OTC markets are valued at each market’s official closing price if one is available and is representative of the overall market. Otherwise, equity securities traded primarily on non-U.S. stock exchanges or in non-U.S. OTC markets are valued on the basis of the last quoted sale price as of the close of the regular trading hours of the principal exchange or the OTC market on which the security is traded on the valuation date, or, lacking any sales, on the basis of the lasted quoted bid price or the mean between the bid and ask prices. Debt obligations with maturities of sixty (60) days or less are valued at amortized cost. Debt obligations with maturities of more than

60 days are valued using the evaluated bid price or the mean between the evaluated bid and ask prices. Notwithstanding the foregoing, currencies, derivatives and IPOs will be valued in accordance with a Fund’s valuation procedures adopted from time to time. In the event that the market quotation for a portfolio instrument is not deemed to be readily available or if a Fund’s service providers believe the quotation to be unreliable pursuant to the Fund’s Market Value Procedures, the portfolio instrument is valued at fair value, as determined in good faith and pursuant to the Fund’s Fair Value Procedures established by the Trustees. All portfolio instrument valuations described above on a valuation date shall be valuations of such instruments as of or prior to the close of business of the NYSE.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Funds, the Investment Manager or any other party in this regard.

Dividends and Distributions

Each Fund declares and pays dividends and distributions as described in each Fund’s current Prospectus.

If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distributions will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain U.S. federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Funds—in General

Each Fund has elected or intends to elect to be treated and to qualify each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and elect, each Fund must, among other things:

(a) derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (all such income, “Qualifying Income”);

(b) invest the Fund’s assets in such a manner that, as of the close of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to a value not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested in (x) the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and that are engaged in the same, similar, or related trades or businesses, or (y) the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in (a)(i) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute Qualifying Income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of Qualifying Income a Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities. This could affect the qualification of certain of the Funds as regulated investment companies.

If a Fund qualifies for treatment as a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (net long-term capital gains in excess of net short-term capital losses, in each case determined with reference to capital losses carried forward from prior years) that it distributes to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below) on a timely basis.

If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax or interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify for treatment as a regulated investment company in any taxable year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. All distributions by such a Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Some portions of such distributions might be eligible for treatment as “qualified dividend income” (defined below) for individuals and for the dividends-received deduction for corporate shareholders. A Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a regulated investment company’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of the Funds’ Investments

Options, Futures and Forward Contracts, Swap Agreements, and Other Derivatives. A Fund’s use of derivatives, if any, may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives will also affect the amount, timing, and character of a Fund’s distributions. In addition, because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax law, an adverse determination or future IRS guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of each Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income. Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, swaps, short sales and foreign securities. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

The tax treatment of certain contracts (including regulated futures contracts) entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities, futures contracts and equity indices) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary in character (See “Foreign Currency Transactions” above). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

The timing and character of income and losses arising in respect of swap contracts are, in many instances, unclear. The tax treatment of a payment made or received on a swap contract held by a Fund, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts and swaps undertaken by the Funds may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expenses) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies. Under the Code, investments in certain foreign investment companies that qualify as “passive foreign investment companies” (“PFICs”) are subject to special tax rules. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, “passive income” for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased those holdings on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by a Fund for it to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income” (defined below). Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Investments in Other Investment Companies. If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a regulated investment company (each, an “investment company”), and the investment company designates such dividends as “qualified dividend income” (defined below), then the Fund is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If a Fund receives dividends from an investment company and the investment company designates such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to designate its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company. See “Federal Income Taxation of Shareholders” below for further discussion of qualified dividend income and the corporate dividends-received deduction.

REITs. Any investment by a Fund in equity securities of REITs qualifying as real estate investment trusts under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income (see “Federal Income Taxation of Shareholders,” below).

A Fund may invest indirectly (e.g., through REITs) in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted under “Tax-Exempt Shareholders” below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted under “Tax-Exempt Shareholders” below.

Federal Income Taxation of Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in such Fund. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013, unless Congress enacts legislation providing otherwise. These reduced rates will expire for taxable years beginning on or after January 1,

2013. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Taxable income that is retained by a Fund will be subject to tax at regular corporate rates. Each Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions are taxable to shareholders as described herein whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions by a Fund will result in a reduction in the fair market value of such Fund’s shares. A distribution may be taxable to the shareholder even though, from an investment standpoint, it may constitute a partial return of capital. In particular, an investor that purchases shares of a Fund just prior to a taxable distribution will then receive a return of investment upon distribution, which will nevertheless be taxable to this shareholder as ordinary income or capital gain.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income”, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

A portion of the dividends paid by the Funds to shareholders that are corporations (other than S corporations) may be eligible for the 70% dividends-received deduction (subject to a holding period requirement imposed by the Code) to the extent such dividends are derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITS or PFICs will not qualify for the corporate dividends-received deduction. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (i) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders. The Fund expects to use such substitute payments to satisfy its expenses, and therefore expects that the receipt of substitute payments will not adversely affect the percentage of distributions qualifying as qualified dividend income.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains the Fund realizes that year, in which case the excess generally will be treated as a return of capital to shareholders. A return of capital reduces a shareholder’s tax basis in Fund shares, with any amounts exceeding such basis treated as gain from the sale of such shares. To the extent a return of capital reduces a shareholder’s tax basis in Fund shares, the return of capital reduces any loss or increases any gain on the subsequent taxable disposition by a shareholder of those shares.

Sale, Exchange or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares.

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments (e.g., through REITs) in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). (See “REITs” above.)

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Funds as an investment through such plans.

Other Taxation

Foreign Taxes. Income received by a Fund (or an investment company in which a Fund has invested) from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries is not known. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. This will decrease a Fund’s yield on securities subject to such taxes.

Shareholders are advised to consult their own tax advisors with respect to the treatment of foreign source income and foreign taxes under the U.S. federal income tax laws.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts and Other Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) beginning in 2014 or 2015, depending on the type of payment. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that all or a portion of distributions made by the Fund on or after the dates noted above (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., capital gain dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments will generally not be subject to withholding under these rules so long as shareholders provide the Fund with certifications or other documentation as the Fund may request including, to the extent required, with regard to their direct and indirect owners. Payments to a foreign shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder enters into, and provides certification to the Fund of, a valid information reporting and withholding agreement with the IRS to report, among other requirements, required information including about certain direct and indirect U.S. investors or U.S. accounts. Future regulations may exempt certain foreign financial institutions from these requirements, but it is currently unclear whether or when such regulations will be issued. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding the above reporting and withholding regime, in light of their particular circumstances.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State and Local Taxes

Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor any of the Funds is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. However, each Fund may be subject to state and/or local taxes in other jurisdictions in which such Fund is deemed to be doing business. In addition, the treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under U.S. federal income tax laws. Shareholders should consult with their own tax advisors concerning the state and local tax consequences of investing in the Funds.

EACH SHAREHOLDER SHOULD CONSULT A TAX ADVISOR ABOUT THE APPLICATION OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN A FUND IN LIGHT OF THE SHAREHOLDER’S PARTICULAR TAX SITUATION.

OTHER INFORMATION

Massachusetts Business Trust

Each Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the ByLaws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Funds is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees and consent of the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of eight classes of shares of each of the Managers Cadence Capital Appreciation Fund and the Managers Cadence Mid-Cap Fund: Class A, Class B, Class C, Class D, Class R, Institutional Class,

Administrative Class and Class P shares. The Trustees have authorized the issuance of two classes of shares of the Managers Cadence Emerging Companies Fund: Institutional Class and Administrative Class shares. The Trustees have authorized the issuance of six classes of shares of the Managers Cadence Focused Growth Fund: Class A, Class C, Class D, Institutional Class, Administrative Class and Class P shares.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (no par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in any Fund or assets of another series, if applicable. Each share of each Fund represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. Shares of each Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in each Fund’s current Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each share held of a Fund (or a proportionate fractional vote in respect of a fractional share held), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number of the Trustees and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Trust’s Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

Additional Information

This SAI and each Fund’s Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in the SAI and each Fund’s Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in each Fund’s Prospectus or this SAI, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. Each Fund’s Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

On September 27, 2010, each Fund acquired the assets of its respective Predecessor Fund. The Managers Cadence Capital Appreciation Fund (Class A, Class B, Class C, Class D, Class R, Institutional Class, Administrative Class and Class P shares), the Managers Cadence Emerging Companies Fund (Institutional Class and Administrative Class shares), the Managers Cadence Focused Growth Fund (Class A, Class C, Class D, Institutional Class, Administrative Class and Class P shares) and the Managers Cadence Mid-Cap Fund (Class A, Class B, Class C, Class D, Class R, Institutional Class, Administrative Class and Class P shares) were the accounting and performance survivors of these transactions.

Each Fund’s audited Financial Statements for the fiscal year ended May 31, 2011 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm from each Fund’s Annual Report for the fiscal year ended May 31, 2011 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual Report are available without charge by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.managersinvest.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

APPENDIX A

CADENCE CAPITAL MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

Cadence Capital Management LLC

Proxy Voting Policy and Procedures

Effective as of October 1, 2011

Cadence Capital Management LLC

Proxy Voting Policy and Procedures

General Policy

Cadence Capital Management LLC (the “Company”) vote proxies as part of its authority to manage, acquire, and dispose of account assets, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company’s primary objective is to make voting decisions solely in the best interests of its clients. The Company will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

This policy sets forth the general standards for proxy voting whereby the Company has authority to vote its client’s proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.

Responsibility for Voting Decisions

Chief Investment Officer

Exercise of shareholder voting rights is an investment decision. Accordingly, it is the responsibility of the Chief Investment Officer of the Company to ensure that voting decisions are organized and conducted in accordance with portfolio objectives, and any applicable legal requirements and client expectations, if any. In order to ensure that this obligation is carried out, the Chief Investment Officer of the Company shall designate an employee to be responsible for all aspects of the exercise of shareholder rights (the “Proxy Voting Designee”).

Proxy Voting Designee

The Proxy Voting Designee shall be governed by this policy and will perform the following duties:

•	Execute or engage a third party service provider to vote proxies.

•

Maintain a log describing the resolution of any conflicts of interest between the Company and its clients. Such log should provide adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients.

•	Approve and monitor the outsourcing of voting obligations to third-parties.

•	Oversee the maintenance of records regarding voting decisions in accordance with the standards set forth by this policy.

The Company’s Chief Compliance Officer shall also review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services.

Outsourcing The Proxy Voting Process

To assist in the proxy voting process, the Company may retain an independent third party service provider (the “Proxy Voting Service”) to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided to the Company should offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.

Obligation to Vote Must be Clearly Established

When an investment management or client relationship is established, the obligation of the Company to vote may be inherent in the relationship or, in some cases, implied as a matter of law. In some situations, the client may prefer to vote (or direct the voting) for portfolio securities. Therefore the Company’s obligation with respect to voting rights should be explicitly identified in each client’s Investment Management Agreement.

Voting Proxies

Written Voting Guidelines

The Company has adopted the Voting Guidelines (the “Voting Guidelines”) of its Proxy Voting Service, ISS. These Voting Guidelines are attached hereto as (See Appendix No. 1). The Company may instruct the Proxy Voting Service to vote in a manner that is inconsistent with the Voting Guidelines or the Proxy Voting Service’s recommendation upon a client’s request.

Flexibility

The Voting Guidelines address routine as well as significant matters commonly encountered. The Voting Guidelines permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances.

Limitations on Voting Proxies

The Company or its Proxy Voting Service shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, the Company or its Proxy Voting Service may refrain from voting a proxy on behalf of the clients’ accounts.

In accordance with the Proxy Guidelines, the Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. The Company may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, the Company may refrain from voting a proxy on behalf of its clients’ accounts due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on the Company’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Resolving Conflicts of Interest

The Company may have conflicts that can affect how it votes its clients’ proxies. For example, the Company may manage a pension plan whose management is sponsoring a proxy proposal. The Company may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, the Company may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interests of the client affected by the shareholder right. For this reason, the Company shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Voting Designee shall be responsible for addressing how the Company resolves such material conflicts of interest with its clients.

Making Appropriate Disclosures to Clients

The Company shall provide clients with a summary of this policy in the form of a general Proxy Voting Policy Statement (See Appendix No. 2). The delivery of this statement can be made in Part II of Form ADV or under separate cover on an annual basis and, on a periodic basis in response to client requests. In the initial year of adoption of this policy, a letter should accompany Form ADV that advises clients of the new disclosure.

Creating and Maintaining Appropriate Records

Recordkeeping Requirements

In keeping with applicable law1, the Company or its voting agent shall keep records of the following:

•	Copies of the Proxy Voting Policy and Procedures;

•	Copies or records of each proxy statement received with respect to clients’ securities for whom the Company exercises voting authority; Records of votes cast on behalf of clients;

•	Records of each vote cast as well as certain records pertaining to the Company’s decision on the vote;

•	Records of written client request for proxy voting information; and

•	Records of written responses from the Company to either written or oral client request.

Retention of Records

Records are kept for at least six years following the date that the vote was cast. The Company may maintain the records electronically. Third party service providers may be used to maintain proxy statements and proxy votes.

Providing Clients Access to Voting Records

Access by Clients

Generally, clients of the Company have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective account or strategy.

Shareholders and unit-holders of commingled funds (if any) managed by the Company shall have such access to voting records pursuant to the governing documents of the commingled fund.

Access by Third Parties

Voting actions are confidential and may not be disclosed to any third party except as may be required by law or explicitly authorized by the client

[1]	SEC rule 206(4)-6 [17CFR 275.206(4)-6] and amendments to rule 204-2[17-CFR 275.204-2] under the Investment Advisers Act of 1940 [15 U.S.C. 80b] (“Advisers Act” or “Act’)

Appendix 2

Form ADV Disclosure

Description of Proxy Voting Policy and Procedures

Cadence typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, Cadence’s primary objective is to make voting decisions solely in the best economic interests of its clients. Cadence will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Cadence has adopted the written Proxy Voting Policies and Procedures (the “Proxy Guidelines”) of its proxy voting service, ISS. The Proxy Guidelines are reasonably designed to ensure that Cadence is voting in the best interest of its clients. The Proxy Guidelines reflect Cadence’s general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client’s request, Cadence may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, Cadence may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. Cadence may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, Cadence may refrain from voting a proxy on behalf of its clients’ accounts due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate, failures by ADP or a client’s custodian to forward proxies in a timely manner and inability to vote proxies due to securities lending arrangements. For example, Cadence may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on Cadence’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

To assist in the proxy voting process, Cadence has retained an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in Cadence’s handling of proxy voting responsibilities.

Conflicts of Interest

Cadence may have conflicts of interest that can affect how it votes its clients’ proxies. For example, Cadence or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which Cadence votes its clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, Cadence’s Chief Compliance officer is responsible for addressing how Cadence resolves such material conflicts of interest with its clients.

To obtain a copy of the Policy Guidelines or to obtain information on how your account’s securities were voted, please contact your account representative.

Appendix No. 1

2011 U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 3, 2011

Institutional Shareholder Services Inc.

Copyright © 2011 by ISS.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’s 2011 proxy voting guidelines can be found in the Jan. 15, 2011, edition of the U.S. Proxy Voting Manual, and in the 2011 U.S. Proxy Voting Guidelines Summary.

www.issgovernance.com

Routine/Miscellaneous

Auditor Ratification

•	Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

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Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability

2.	Board Responsiveness

3.	Director Independence

4.	Director Competence

1.	Board Accountability

VOTE WITHHOLD/AGAINST2 the entire board of directors (except new nominees3, who should be considered CASE-BY-CASE), for the following:

Problematic Takeover Defenses:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total

[2]

In general, companies with a plurality vote standard use ‘‘Withhold’’ as the valid contrary vote option in director elections; companies with a majority vote standard use ‘‘Against’’. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[3]

A ‘‘new nominee’’ is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a ‘‘new nominee’’ if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Majority vote standard for director elections with no carve out for contested elections;

•	The inability for shareholders to call special meetings;

•	The inability for shareholders to act by written consent;

•	A dual-class structure; and/or

•	A non-shareholder approved poison pill.

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practice

Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if:

1.10.

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices

Vote WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

1.11.	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

1.12.	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the company’s equity plan;

1.13.	The company fails to submit one-time transfers of stock options to a shareholder vote;

1.14.	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

1.15.	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.16.	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

1.17.	Failure to replace management as appropriate; or

1.18.	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Board Responsiveness

Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

2.1.	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year; or

2.2.	The board failed to act on a shareholder proposal that received approval of the majority of shares cast in the last year and one of the two previous years.

2.3.	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

3.	Director Independence

Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.	The full board is less than majority independent.

4.	Director Competence

VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

4.1.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director(s) absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	If the director’s total service was three meetings or fewer and the director missed only one meeting.

These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST/WITHHOLD from the director.

Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards; or

4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own – withhold only at their outside boards.

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Voting for Director Nominees in Contested Elections

•	Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

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Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing governance structure:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.

➢➢➢ ➢

Shareholder Rights & Defenses

Net Operating Loss (NOL) Protective Amendments

Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

➢➢➢➢

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

➢➢➢➢

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

➢➢➢➢

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[4] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

➢➢➢➢

Shareholder Ability to Call Special Meetings

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

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CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

[4]

Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

➢➢➢ ➢

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

➢➢➢ ➢

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs.

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.

Voting Alternatives

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices— dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•

Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•

Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•

Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Primary Evaluation Factors for Executive Pay

Pay for Performance

Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.

Focus on companies with sustained underperformance relative to peers, considering the following key factors:

•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and

•

Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.

Problematic Pay Practices

If the company maintains problematic pay practices, generally vote:

•	AGAINST management “say on pay” (MSOP) proposals;

•	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):

•	In egregious situations;

•	When no MSOP item is on the ballot; or

•	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or

•	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Multi-year guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

Vote CASE-BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:

•	Poor disclosure practices, including:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

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Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

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Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•

Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting); • Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•

In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•

The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•

The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group but no more than two percentage points (+/-) from the prior-year industry group cap;

•

Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.

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Shareholder Proposals on Compensation

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

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Hold Equity Past Retirement or for a Significant Period of Time

Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:

•	while employed and/or for two years following the termination of their employment; or

•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.

The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines;

•	A holding period requirement coupled with a significant long-term ownership requirement; or

•	A meaningful retention ratio;

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;

•	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

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Social/Environmental Issues

Overall Approach

•	When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Board Diversity

Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

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Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

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Greenhouse Gas (GHG) Emissions

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

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Environmental, Social, and Governance (ESG) Compensation-Related Proposals

Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending. However, the following factors will be considered:

•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.

Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.

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Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

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Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

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FORM N-1A

PART C. OTHER INFORMATION

To the Registration Statement of The Managers Funds (the “Registrant” or the “Trust”)

Item 28. Exhibits.

Exhibit No.	Description

a.1	Declaration of Trust dated November 23, 1987. (1)

a.2	Amendment No. 1 to Declaration of Trust dated January 23, 1989. (13)

a.3	Amendment No. 2 to Declaration of Trust dated April 10, 1991. (13)

a.4	Amendment No. 3 to Declaration of Trust dated May 12, 1993. (2)

a.5	Amendment No. 4 to Declaration of Trust dated June 30, 1993. (2)

a.6	Amendment No. 5 to Declaration of Trust dated December 22, 1993. (13)

a.7	Amendment No. 6 to Declaration of Trust dated December 8, 1997. (3)

a.8	Amendment No. 7 to Declaration of Trust dated April 20, 1999. (6)

a.9	Amendment No. 8 to Declaration of Trust dated March 3, 2000. (5)

a.10	Amendment No. 9 to Declaration of Trust dated May 1, 2001. (13)

a.11	Amendment No. 10 to Declaration of Trust dated June 4, 2003. (13)

a.12	Amendment No. 11 to Declaration of Trust dated July 28, 2003. (13)

a.13	Amendment No. 12 to Declaration of Trust dated September 12, 2003. (13)

a.14	Amendment No. 13 to Declaration of Trust dated May 20, 2006. (15)

a.15	Amendment No. 14 to Declaration of Trust dated June 5, 2006. (15)

a.16	Amendment No 15 to Declaration of Trust dated as of November 30, 2008. (18)

a.17	Amendment No. 16 to Declaration of Trust dated as of April 30, 2010. (21)

a.18	Amendment No. 17 to Declaration of Trust dated as of May 4, 2010. (21)

a.19	Amendment No. 18 to Declaration of Trust dated as of March 4, 2011. (23)

b.	Amended and Restated By-Laws of the Trust. (18)

c.	Instruments defining the rights of security holders with respect to the Registrant are contained in the Declaration of Trust (with subsequent amendments) and Bylaws that are incorporated by reference hereto.

d.1	Fund Management Agreement between Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of April 1, 1999. (4)

d.2	Form of Letter Agreement to the Fund Management Agreement between Registrant and Managers, dated as of April 1, 1999, with respect to Managers Cadence Capital Appreciation

1

Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (21)

d.3	Subadvisory Agreement between Managers and Loomis, Sayles & Company, L.P. with respect to Managers Bond Fund dated December 21, 2000. (6)

d.4	Subadvisory Agreement between Managers and Rexiter Capital Management Limited with respect to Managers Emerging Markets Equity Fund dated March 23, 2001. (6)

d.5	Subadvisory Agreement between Managers and Lazard Asset Management LLC with respect to Managers International Equity Fund dated September 15, 2003. (9)

d.6	Form of Subadvisory Agreement between Managers and Lord, Abbett and Co. LLC with respect to Managers Special Equity Fund. (17)

d.7	Subadvisory Agreement between Managers and Ranger Investment Management, L.P. with respect to Managers Special Equity Fund. (18)

d.8	Subadvisory Agreement between Managers and Federated MDTA LLC with respect to Managers Special Equity Fund. (18)

d.9	Subadvisory Agreement (as amended) between Managers and AllianceBernstein L.P. with respect to Managers International Equity Fund. (13)

d.10	Subadvisory Agreement between Managers and Martin Currie, Inc. with respect to Managers International Equity Fund. (18)

d.11	Subadvisory Agreement (as amended) between Managers and Loomis, Sayles & Company, L.P. with respect to Managers Global Bond Fund. (13)

d.12	Form of Subadvisory Agreement between Managers and Smith Asset Management Group, L.P. with respect to Managers Special Equity Fund. (17)

d.13	Subadvisory Agreement between Managers and Schroder Investment Management North America Inc. with respect to Managers Emerging Markets Equity Fund. (18)

d.14	Form of Subadvisory Agreement between Managers and Cadence Capital Management LLC with respect to Managers Cadence Capital Appreciation Fund. (21)

d.15	Form of Subadvisory Agreement between Managers and Cadence Capital Management LLC with respect to Managers Cadence Emerging Companies Fund. (21)

d.16	Form of Subadvisory Agreement between Managers and Cadence Capital Management LLC with respect to Managers Cadence Focused Growth Fund. (21)

d.17	Form of Subadvisory Agreement between Managers and Cadence Capital Management LLC with respect to Managers Cadence Mid-Cap Fund. (21)

d.18	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Global Bond Fund. (18)

d.19	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Bond Fund. (19)

d.20	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging

2

Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (filed herewith)

d.21	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Special Equity Fund. (filed herewith)

d.22	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers International Equity Fund. (filed herewith)

d.23	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Emerging Markets Equity Fund. (filed herewith)

e.1	Form of Distribution Agreement between Managers Distributors, Inc. and The Managers Funds, on behalf of each of its series, dated as of December 5, 2009. (20)

e.2	Form of Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and The Managers Funds, dated as of December 5, 2009, with respect to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (21)

f.	Not Applicable.

g.1	Custodian Agreement between the Registrant and The Bank of New York Mellon, dated August 5, 2002. (7)

g.2	Foreign Custody Manager Agreement between the Registrant and The Bank of New York with respect to Managers Special Equity Fund, Managers International Equity Fund, Managers Emerging Markets Equity Fund, Managers Bond Fund, Managers Global Bond Fund, Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (23)

h.1	Administration and Shareholder Servicing Agreement between Managers and the Registrant dated April 1, 1999. (4)

h.2	Form of Letter Agreement to the Administration and Shareholder Servicing Agreement between Managers and the Registrant dated April 1, 1999 with respect to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (21)

h.3	License Agreement Relating to the Use of Name between the Registrant and Managers dated April 1, 1999. (4)

h.4	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc., which was formerly PFPC Inc.). (10)

h.5	Form of Amendment to Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated January 1, 2008. (17)

i.1	Opinion and Consent of Shereff, Friedman, Hoffman & Goodman, LLP dated September 27, 1990. (1)

i.2	Opinion and Consent of Ropes & Gray LLP with respect to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (22)

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j.1	Consent of PricewaterhouseCoopers LLP. (filed herewith)

j.2	Power of Attorney for the Trustees and Certain Officers of the Registrant. (filed herewith)

k.	Not Applicable.

l.	Not Applicable.

m.	Amended and Restated Plan of Distribution Adopted Pursuant to Rule 12b-1 with respect to Class A, Class B, Class C, Class D, Class R and Administrative Class shares. (21)

n.	Amended and Restated Multiple Class Expense Allocation Plan Pursuant to Rule 18f-3. (21)

o.	Reserved.

p.1	Code of Ethics of Registrant. (18)

p.2	Code of Ethics of Managers and Managers Distributors, Inc. (15)

p.3	Code of Ethics of Lord, Abbett & Co. LLC. (17)

p.4	Code of Ethics of Lazard Asset Management LLC. (17)

p.5	Code of Ethics of Rexiter Capital Management Limited. (18)

p.6	Code of Ethics of Loomis, Sayles & Company, L.P. (23)

p.7	Code of Ethics of Ranger Investment Management, L.P. (20)

p.8	Code of Ethics of AllianceBernstein L.P. (23)

p.9	Code of Ethics of Federated MDTA LLC. (23)

p.10	Code of Ethics of Martin Currie, Inc. (23)

p.11	Code of Ethics of Smith Asset Management Group, L.P.. (16)

p.12	Code of Ethics of Schroder Investment Management North America Inc. (23)

p.13	Code of Ethics of Cadence Capital Management LLC. (filed herewith)

(1)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed September 28, 1990).
(2)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed November 5, 1993).
(3)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 29, 1998).
(4)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 1, 1999).
(5)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-

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84012; 811-3752 (filed May 1, 2000).
(6)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 28, 2001).
(7)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed February 28, 2003).
(8)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-84012; 811-03752 (filed July 30, 2003).
(9)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-84012; 811-03752 (filed December 10, 2003).
(10)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 16, 2005).
(11)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed May 2, 2005).
(12)	Intentionally omitted.
(13)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 31, 2006).
(14)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed May 1, 2006).
(15)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 30, 2007).
(16)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 30, 2007).
(17)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 28, 2008).
(18)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 31, 2009).
(19)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 30, 2009).
(20)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 31, 2010).
(21)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-166811 (filed May 13, 2010).
(22)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed September 9, 2010).
(23)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 31, 2011).

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Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Sections 2.9(d) and (f), Article IV Sections 4.1-4.3 and Section 8.3(b) of the Registrant’s Declaration of Trust dated November 23, 1987 relate to the indemnification of Trustees, Officers and other persons by the Trust and to the exemption from personal liability of such Trustees, Officers and other persons. These aforementioned Sections are reproduced below:

Section 2.9. Miscellaneous Powers.

The Trustee shall have the power to: (d) purchase, and pay out of the Trust Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisors, Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (f) to the extent permitted by law, indemnify any Person with whom the Trust has dealings, including the Investment Advisor, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;

Article IV - Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, Officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Section 4.2. Non-liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee’s duty of loyalty to the Trust or its Shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

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Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or proceeding” shall apply to all claims, actions,

suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

(iii) in the event of a settlement involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(D) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

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As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding. Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund.

Reference is made to the Distribution Agreement with Managers Distributors, Inc. and any amendments thereto attached as Exhibits e.1 and e.2, which is incorporated herein by reference and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 31. Business and Other Connections of Investment Advisor.

Managers Investment Group LLC (f/k/a The Managers Funds LLC) (“Managers”), a registered investment adviser, serves as investment manager to the Trust. Managers is an independently-managed subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. Managers serves as an investment manager to investment companies registered under the 1940 Act and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of Managers Investment Group LLC, are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

Managers hires Subadvisor(s) for each Fund of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below.

Subadvisor	File Number	Funds
Lord, Abbett & Co. LLC	801-6997	Managers Special Equity Fund

Lazard Asset Management LLC	801-61701	Managers International Equity Fund

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Rexiter Capital Management Limited	801-55470	Managers Emerging Markets Equity Fund

Loomis, Sayles & Company, L.P.	801-170	Managers Bond Fund; Managers Global Bond Fund

Ranger Investment Management, L.P.	801-62397	Managers Special Equity Fund

AllianceBernstein L.P.	801-56720	Managers International Equity Fund

Martin Currie, Inc.	801-14261	Managers International Equity Fund

Federated MDTA LLC	801-55094	Managers Special Equity Fund

Smith Asset Management Group, L.P.	801-50835	Managers Special Equity Fund

Schroder Investment Management North America Inc.	801-15834	Managers Emerging Markets Equity Fund

Cadence Capital Management LLC	801-48186	Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund

Item 32. Principal Underwriters.

(a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for Managers AMG Funds, Managers Trust I and Managers Trust II.

(b) The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds
Nathaniel Dalton c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

Daniel J. Shea c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

John Streur c/o Managers Investment Group LLC 333 W. Wacker Drive, Suite 1200 Chicago, Illinois 60606	President	President, Principal Executive Officer, and Trustee

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Donald S. Rumery c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Treasurer	Treasurer, Chief Financial Officer, and Principal Financial Officer

Keitha L. Kinne c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Vice President	Chief Operating Officer

Patrick Spellman c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Chief Compliance Officer	None

(c) Not Applicable.

Item 33. Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by the Registrant, each Subadvisor, and the listed entities at the following offices:

(1)	At the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York, New York 11217 and at the offices of the Transfer Agent, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

(2)	AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

(3)	Federated MDTA LLC, 125 High Street, Oliver Street Tower, 21st Floor, Boston, Massachusetts 02110.

(4)	Lazard Asset Management LLC, 30 Rockefeller Plaza, 59th Floor, New York, New York 10112.

(5)	Loomis, Sayles & Company, L.P., One Financial Center, Boston, Massachusetts 02111-2621.

(6)	Lord, Abbett & Co., LLC, 90 Hudson Street, Jersey City, New Jersey 07302-3973.

(7)	Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, Texas 75201.

(8)	Rexiter Capital Management Limited, 80 Cannon Street, London, England EC4N 6HL.

(9)	Smith Asset Management Group, L.P., 100 Crescent Court, Suite 1150, Dallas, Texas 75201.

(10)	Martin Currie, Inc., Saltire Court, 20 Castle Terrace, Edinburgh, United Kingdom EH1 2ES.

(11)	Schroder Investment Management North America Inc., 875 Third Avenue, 22nd Floor, New York, New York 10022.

(12)	Cadence Capital Management LLC, 265 Franklin Street, 11th Floor, Boston, Massachusetts 02110-3113.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

(a) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

(b) If requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and

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the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, The Managers Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 28th day of September, 2011.

THE MANAGERS FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Jack W. Aber*	Trustee	September 28, 2011
Jack W. Aber

/s/ Christine C. Carsman*	Trustee	September 28, 2011
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	September 28, 2011
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	September 28, 2011
Edward J. Kaier

/s/ Steven J. Paggioli*	Trustee	September 28, 2011
Steven J. Paggioli

/s/ Eric Rakowski*	Trustee	September 28, 2011
Eric Rakowski

/s/ Thomas R. Schneeweis*	Trustee	September 28, 2011
Thomas R. Schneeweis

/s/ John Streur* John Streur	Trustee, President, and Principal Executive Officer (Principal Executive Officer)	September 28, 2011

/s/ Donald S. Rumery Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	September 28, 2011

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney filed herewith
Date: September 28, 2011

THE MANAGERS FUNDS

EXHIBIT INDEX

Exhibit No.	Description

d.20	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund.

d.21	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Special Equity Fund.

d.22	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers International Equity Fund.

d.23	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Emerging Markets Equity Fund.

j.1	Consent of PricewaterhouseCoopers LLP.

j.2	Power of Attorney for the Trustees and Certain Officers of the Registrant.

p.13	Code of Ethics of Cadence Capital Management LLC.